PROFILE
                                                      of the
                     TRANSAMERICA CLASSICsm VARIABLE ANNUITY
                                    Issued by
                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                                   May 1, 1998

         This Profile is a summary of some of the more important points that you should know and consider before purchasing the contract. The contract is more fully described in the full prospectus that accompanies this Profile. Please read the prospectus carefully.

1. The Contract. The Transamerica Classicsm Variable Annuity is a contract between you and Transamerica Life Insurance and Annuity Company that allows you to invest your purchase payments in your choice of 17 mutual funds portfolios ("portfolios") in the Variable Account and two general account options. The portfolios are professionally managed and you can gain or lose money invested in a portfolio, but you could also earn more than investing in the general account options. Transamerica guarantees the safety of money invested in the general account options. Certain portfolios and general account options may not be available in all states.

The contract is a deferred annuity and it has two phases: the accumulation phase, and the annuitization phase. During the accumulation phase, you can make additional payments on your contract, transfer money among the investment options, and withdraw some or all of your investment. During this phase, your earnings accumulated on a tax-deferred basis for individuals, but some or all of any money you withdraw may be taxable. Tax deferral is not available for non-qualified contracts owned by corporations and some trusts.

         During the annuity phase, Transamerica will make periodic payments to you. The dollar amount of the payments may depend on the amount of money invested and earned during the accumulation phase and on other factors, such as the annuitants' age and sex.

2. Annuity Payments. You can generally decide when to end the accumulation phase and begin receiving annuity payments from Transamerica. You may choose fixed payments, where the dollar amount of each payment generally remains the same, or variable payments, where the dollar amount of each payment may increase or decreased based on the investment performance of the portfolios you select. You can choose among payments for the lifetime of an individual, or payments for the longer of one lifetime or a guaranteed period of 10, 15 or 20 years, or payments for one lifetime and the lifetime of another individual.

3. Purchasing a Contract. Generally you must invest at least $5,000 ($2,000 for IRAs) to purchase a contract. You can make additional payments of at least $1,000 each ($100 each if made under an automatic payment plan deducted from your bank account). You may cancel your contract during the free look period (see item 10 below).

         The Transamerica Classic Variable Annuity is designed for long-term tax-deferred accumulation of assets, generally for retirement and other long-term goals. Individuals in high tax brackets get the most benefit from the tax deferral feature. You should not invest in the contract for short-term purposes or if you cannot take the risk of losing some of your investment.

4. Investment Options. VARIABLE ACCOUNT: You can invest in any of the following 17 portfolios:

Alger American Income & Growth              MFS VIT Research
Alliance VPF Growth & Income                  Morgan Stanley UF Fixed Income
Alliance VPF Premier Growth                 Morgan Stanley UF High Yield
Dreyfus VIF Capital Appreciation         Morgan Stanley UF International Magnum
Dreyfus VIF Small Cap                       OCC Accumulation Trust Managed
Janus Aspen Balanced                        OCC Accumulation Trust Small Cap
Janus Aspen Worldwide Growth                Transamerica VIF Growth Portfolio
MFS VIT Emerging Growth                     Transamerica VIF Money Market
MFS VIT Growth with Income

         You can earn or lose money in any of these portfolios. These portfolios are described in their own prospectuses. All portfolios may not be available in all states.

         GENERAL ACCOUNT: You can also allocate payments to the general account options, where Transamerica guarantees the principal invested plus an annual interest rate of at least 3%. The general account options include a fixed account and guarantee period options.

5. Expenses. Transamerica makes certain charges and deductions in order to provide the benefits and features available under the contract:

          If you withdraw your money within seven years of investing it, there may be a withdrawal charge of up to 6% of the amount invested.

          Transamerica deducts an annual account fee of no more than $30 (the fee is waived for account values over $50,000).

          Transamerica deducts insurance and administrative charges of 1.35% per year from your average daily value in the variable account.

          If you elect the Living Benefits Rider (or Waiver of CDSL Rider), Transamerica will deduct a monthly fee equal to 1/12 of 0.05% of the account value.

          The first 18 transfers each year are free (then Transamerica will deduct a $10 fee for each additional transfer).

          Advisory fees are also deducted by the portfolios' manager, and the portfolios pay other expenses which, in total, range from 0.60% to 1.15% of the amounts in the portfolios.

          There  might  be  premium  tax  charges  ranging  from 0 to 5% of your
         investment   and/or  amounts  you  use  to  purchase  annuity  benefits
         (depending on your state's law).

         The following chart shows these charges (not including the optional Living Benefits Rider fee, any transfer fees or premium taxes). The $30 annual account fee is included in the first column as a charge of 0.075%. The third column is the sum of the first two columns. The examples in the last two columns show the total amounts you would be charged if you invested $1,000, the investment grew 5% each year, and you withdrew your entire investment after one year or 10 years. Year one includes the withdrawal charge and year 10 does not.


                                                     ---------------------------------------------------------------------
                                                                                                     Total       Total
                                                          Annual         Annual         Total      Expenses    Expenses
                                                        Insurance       Portfolio      Annual      at End of   at End of
Sub-Accounts                                             Charges         Charges       Charges      1 Year     10 Years
                                                     ---------------------------------------------------------------------
-----------------------------------------------------
Alger American Income & Growth                            1.425%          0.74%         2.165       $72.96      $249.81
Alliance VPF Growth & Income                              1.425%          0.72%         2.145       $72.76      $247.75
Alliance VPF Premier Growth                               1.425%          0.95%         2.375       $75.06      $271.12
Dreyfus VIF Capital Appreciation Growth                   1.425%          0.80%         2.225       $73.56      $255.95
Dreyfus VIF Small Cap                                     1.425%          0.78%         2.205       $73.36      $253.90
Janus Aspen Balanced                                      1.425%          0.83%         2.255       $73.86      $259.00
Janus Aspen Worldwide Growth                              1.425%          0.74%         2.165       $72.96      $249.81
MFS Emerging Growth                                       1.425%          0.87%         2.295       $74.26      $263.06
MFS Growth & Income                                       1.425%          1.00%         2.425       $75.56      $276.13
MFS Research                                              1.425%         0.88 %         2.305       $74.36      $264.07
Morgan Stanley UF Fixed Income                            1.425%          0.70%         2.125       $72.56      $245.69
Morgan Stanley UF High Yield                              1.425%          0.80%         2.225       $73.56      $255.95
Morgan Stanley UF International Magnum                    1.425%          1.15%         2.575       $77.06      $290.98
OCC Accumulation Trust Managed                            1.425%          0.87%         2.295       $74.23      $259.34
OCC Accumulation Trust Small Cap                          1.425%          0.97%         2.395       $75.24      $270.64
Transamerica VIF Growth                                   1.425%          0.85%         2.275       $74.06      $261.03
Transamerica VIF Money Market                             1.425%          0.60%         2.025       $71.55      $235.33
--------------------------------------------------------------------------------------------------------------------------

         The Annual Portfolio Charges above are for the year ended December 31, 1997 (except for Transamerica VIF Money Market Portfolios) and do not reflect expense reimbursements or fee waivers. The figures for Transamerica VIF Money Market Portfolios are estimates for the year 1998, its first year of operation. Expenses may be higher or lower in the future. See the "Variable Account Fee Table" in the Transamerica Classic Variable Annuity prospectus for more detailed information.

6. Federal Income Taxes. Individuals generally are not taxed on increases in the contract value until a distribution occurs (e.g., a withdrawal or annuity payment) or is deemed to occur (e.g., a pledge, loan, or assignment of the contract). If you withdraw money, earnings come out first and are taxed. Generally, some portions (sometimes all) of any distribution or deemed distribution is taxable as ordinary income. In some cases, income taxes will be withheld from distributions. If you are under age 59 1/2 when you withdraw money, an additional 10% federal tax penalty may apply on the withdrawn earnings. Certain owners of non-qualified contracts that are not individuals may be currently taxed on increase in the contract value, whether distributed or not. Qualified contracts are subject to special income tax rules depending on the plan or arrangement.

7. Access to Your Money. You can generally take money our at any time during the accumulation phase. Transamerica may assess a withdrawal charge of up to 6% of a purchase payment, but no withdrawal charge will be assessed on money that has been in the contract for seven years. In certain cases, if you elect the Living Benefits Rider when you purchase the contract, the withdrawal change may be waived if you are in a hospital or nursing home for a long period or, in some states, if you are diagnosed with a terminal illness, or if you are receiving medically required in-home care. Subject to certain conditions, each contract year you may withdraw up to 15% of purchase payments received less than seven years ago, without incurring a withdrawal charge. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited.

         You may have to pay income taxes on amounts you withdraw and there may also be a 10% tax penalty if you make withdrawals before you are 59 1/2 years old.

         If you withdraw money from a guarantee period prematurely, you may forfeit some of the interest that you earned, but you will always receive the principal you invested plus 3% interest.

8. Past Investment Performance. The value of the money you allocated to the portfolios will go up or down, depending on the investment performance of the portfolios you select. The following chart shows the adjusted past investment performance on a year-by-year basis for each portfolio. These figures have already been reduced by the insurance charges, the account fee, the advisory fee and all the expenses of the portfolios. These figures do not include the withdrawal charge, the fee for the optional Living Benefits Rider, any transfer fees or premium taxes, which would reduce performance if applied. Past performance is no guarantee of future performance or earnings.

CALENDAR YEAR

                                                   ------------------------------------------------------------------------
SUB-ACCOUNT                                              1997            1996           1995          1994        1993
                                                   ------------------------------------------------------------------------
---------------------------------------------------
Alger American Income & Growth                          36.16%          18.40%         35.18%        -8.55%       9.43%
Alliance VPF Growth & Income                            28.25%          21.65%         35.31%        -1.09%      10.24%
Alliance VPF Premier Growth                             33.43%          19.63%         43.41%        -3.41%      11.16%
Dreyfus VIF Capital Appreciation Growth                 26.84%          22.76%         31.76%        1.52%         N/A
Dreyfus VIF Small Cap                                   17.21%          15.11%         29.06%        7.78%       67.23%
Janus Aspen Balanced                                    21.21%          14.55%         22.93%        -0.66%        N/A
Janus Aspen Worldwide Growth                            21.63%          26.40%         25.28%        -0.22%        N/A
MFS Emerging Growth                                     21.48%          15.49%           N/A          N/A          N/A
MFS Growth & Income                                     29.06%          21.67%           N/A          N/A          N/A
MFS Research                                            19.76%          20.50%           N/A          N/A          N/A
Morgan Stanley UF Fixed Income                          8.40%             N/A            N/A          N/A          N/A
Morgan Stanley UF High Yield                            11.94%            N/A            N/A          N/A          N/A
Morgan Stanley UF International Magnum                  2.35%             N/A            N/A          N/A          N/A
OCC Accumulation Trust Managed                          21.18%          20.45%         43.39%        1.71%        9.29%
OCC Accumulation Trust Small Cap                        21.50%          16.88%         15.08%        -1.43%      18.20%
Transamerica VIF Growth                                 50.31%          26.60%         52.98%        7.68%       21.70%
Transamerica VIF Money Market                            N/A              N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                   ------------------------------------------------------------------------
SUB-ACCOUNT                                              1992            1991           1990          1989        1988
                                                   ------------------------------------------------------------------------
---------------------------------------------------
Alger American Income & Growth                          7.12%           22.70%         -1.39%        5.91%         N/A
Alliance VPF Growth & Income                            6.42%             N/A            N/A          N/A          N/A
Alliance VPF Premier Growth                              N/A              N/A            N/A          N/A          N/A
Dreyfus VIF Capital Appreciation Growth                  N/A              N/A            N/A          N/A          N/A
Dreyfus VIF Small Cap                                   70.60%          156.10%          N/A          N/A          N/A
Janus Aspen Balanced                                     N/A              N/A            N/A          N/A          N/A
Janus Aspen Worldwide Growth                             N/A              N/A            N/A          N/A          N/A
MFS Emerging Growth                                      N/A              N/A            N/A          N/A          N/A
MFS Growth & Income                                      N/A              N/A            N/A          N/A          N/A
MFS Research                                             N/A              N/A            N/A          N/A          N/A
Morgan Stanley UF Fixed Income                           N/A              N/A            N/A          N/A          N/A
Morgan Stanley UF High Yield                             N/A              N/A            N/A          N/A          N/A
Morgan Stanley UF International Magnum                   N/A              N/A            N/A          N/A          N/A
OCC Accumulation Trust Managed                          17.38%          43.71%         -5.87%        31.08%        N/A
OCC Accumulation Trust Small Cap                        18.84%          46.61%         -11.17%       16.36%        N/A
Transamerica VIF Growth                                 13.55%          41.44%         -12.60%       32.90%      29.23%
Transamerica VIF Money Market                            N/A              N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------


9. Death Benefit. If you die during the accumulation phase, a death benefit will be paid to your beneficiary.

         If you die before you turn 85, the death benefit will be the greatest of three things: (1) the account value; (2) the sum of all purchase payments less withdrawals and applicable premium taxes; or (3) the highest account value on any contract anniversary prior to the earlier of the owner's (or joint owner's) 85th birthday, plus purchase payment made less withdrawals and applicable premium tax charges since that contract anniversary. If death occurs after your or your joint owner's 85th birthday, the death benefit is equal to the account value.

10. Other Information. The Transamerica Classic Variable Annuity offers other features you might be interest in. Some of these features are as follows:

         Free Look. After you get your contract, you have ten days to look it over and decide if it is really right for you (this period may be longer in certain states). If you decide not to keep the contract, you can cancel it during this period by delivering a written notice of cancellation and returning the contract to the Service Center at the address listed in item 11 below. Unless otherwise required by law, Transamerica will refund the purchase payments allocated to any general account option (less any withdrawals) plus the value in the Variable Account as of the date the written notice and the contract are received by the Service Center.

         Telephone Transfers. You can generally arrange to transfer money between the investments in your contract by telephone.

         Dollar Cost Averaging. You can instruct Transamerica to automatically transfer money from either the money market sub-account or the fixed account to any of the other variable sub-accounts each month. This is intended to give you a lower average cost per share or unit than a single one time investment.

         Automatic Rebalancing Option. The performance of each sub-account may cause the allocation of value among the sub-accounts to change. You may instruct Transamerica to periodically automatically rebalance the amounts in the sub-accounts by reallocating amounts among them.

         Systematic Withdrawal Option. You can arrange to have Transamerica send you money automatically each month out of your contract during the accumulation phase. There are limits on the amounts, and the payments may be taxable, and, prior to age 59 1/2, subject to the penalty tax. If the total withdrawals (including systematic withdrawals) made in a contract year exceed the allowed amount to be withdrawn without a charge for that year, any applicable withdrawal charge will then apply.

         Automatic Payout Option. For qualified contracts, certain pension and retirement plans require that certain amounts be distributed from the plan at certain ages. You can arrange to have such amounts distributed automatically during the accumulation phase.

         These features may not be available in all state and may not be suitable for your particular situation.

11. Inquiries. If you need further information or have any questions about the contract, please write or call:

                       Transamerica Annuity Service Center
                        401 North Tryon Street, Suite 700
                         Charlotte, North Carolina 28202
                                  800-420-7749

                                 PROSPECTUS FOR

                             TRANSAMERICA SERIES sm

                             TRANSAMERICA CLASSIC sm
                                VARIABLE ANNUITY

                          A Variable Annuity Issued by
                           Transamerica Life Insurance
                               and Annuity Company

                              And Prospectuses for:


Income and Growth Portfolio of        The Alger American Fund

Growth and Income Portfolio and
Premier Growth Portfolio of           Alliance Variable Products Series
                                      Fund, Inc.

Capital Appreciation Portfolio and
Small Cap Portfolio of                Dreyfus Variable Investment Fund

Balanced Portfolio and
Worldwide Growth Portfolio of         Janus Aspen Series

Emerging Growth Series
Growth with Income Series and
Research Series of                    MFS Variable Insurance Trust

Fixed Income Portfolio
High Yield Portfolio and
International Magnum Portfolio of           Morgan Stanley Universal Funds, Inc.

Managed Portfolio and
Small Cap Portfolio of                               OCC Accumulation Trust

Growth Portfolio and
Money Market Portfolio of                   Transamerica Variable Insurance
                                                     Fund, Inc.








                                   May 1, 1998

                           TRANSAMERICA   SERIES  sm  TRANSAMERICA   CLASSIC  sm
                  VARIABLE ANNUITY A Flexible Premium Deferred Variable Annuity
                                    Issued by
                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY 401 North Tryon
             Street, Charlotte, North Carolina 28202

         This prospectus describes the Transamerica Classic Variable Annuity, a variable annuity contract ("contract") issued by Transamerica Life Insurance and Annuity Company (referred to as "Transamerica"). The contract allows you, the owner, to accumulate assets on a tax-deferred basis for retirement and other long-term financial purposes.
         You may direct your purchase payments, as well as any value accumulated under the contract, to one or more variable sub-accounts of Separate Account VA-6 or to the general account options, or to both. The money you place in each variable sub-account will be invested solely in a corresponding mutual fund investment portfolio ("portfolio"). The value of each variable sub-account will vary in accordance with the investment performance of the portfolio in which that variable sub-account invests. You bear the entire investment risk for all assets you place in the variable sub-accounts. This means that, depending on market conditions, the amount you invest in the variable sub-accounts may increase or decline. Currently you may choose among the following 17 variable sub-accounts:

Alger American Income & Growth              MFS VIT Research
Alliance VPF Growth & Income                Morgan Stanley UF Fixed Income
Alliance VPF Premier Growth                 Morgan Stanley UF High Yield
Dreyfus VIF Capital Appreciation          Morgan Stanley UF International Magnum
Dreyfus VIF Small Cap                       OCC Accumulation Trust Managed
Janus Aspen Balanced                        OCC Accumulation Trust Small Cap
Janus Aspen Worldwide Growth                Transamerica VIF Growth Portfolio
MFS VIT Emerging Growth                     Transamerica VIF Money Market
MFS VIT Growth with Income

         You may also place your purchase payments or accumulated value in the general account options. We are currently offering two general account options. In one, the fixed account, Transamerica guarantees the return of the amount invested at a specified rate of interest for at least 12 months. Transamerica will periodically declare the rate of interest applicable to each amount allocated to the fixed account. In the second option, the guarantee period account, Transamerica guarantees the return of the amount invested at a declared rate of interest for a specified guarantee period. Currently, the guarantee periods available are three, five and seven years; there may be a reduction made to the amount of interest credited on amounts withdrawn or transferred before the end of these periods. For both general account options, 3% will be the minimum rate of interest credited.
         This prospectus contains vital information that you should know before investing. You can obtain more information about the contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1998. The SAI is available free by writing to Transamerica Life Insurance and Annuity Company, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina, 28202 or by calling 800-420-7749. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The table of contents of the SAI is included at the end of this prospectus. These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

            For your own benefit and protection, please read this prospectus carefully before you invest. Keep it on hand for future reference. The date of this prospectus is May 1, 1998.

         Under the terms of the contract, we promise to pay you a series of monthly settlement option payments. Payments may be for a fixed or a variable amount or a combination of both, for the life of the annuitant or for some other period as you select prior to the annuity date.

         On or before the annuity date, you may transfer assets between and among the variable sub-accounts and the general account options. The fixed account has restrictions on certain transfers while transfers from a guarantee period account may be subject to an interest adjustment. After the annuity date, transfers are permitted among the variable sub-accounts only if you elect to receive variable settlement option payments.

         On or before the annuity date, you may elect to withdraw all or a portion of your cash surrender value in exchange for a cash payment. Withdrawals out of the guarantee period account may be subject to an interest adjustment. Withdrawals may be subject to a contingent deferred sales load, certain administrative fees, premium tax charges, federal, state or local income taxes, and/or a tax penalty.

                  This prospectus must be accompanied by current prospectuses for the portfolios.

THIS PROSPECTUS MAY NOT BE OFFERED IN ANY JURISDICTION WHERE SUCH OFFERING IS UNLAWFUL. ANY INFORMATION THAT A DEALER, SALESPERSON, OR OTHER PERSON GIVES YOU ABOUT THIS CONTRACT SHOULD BE CONTAINED IN THIS PROSPECTUS. IF YOU RECEIVE ANY INFORMATION ABOUT THE CONTRACT THAT IS NOT CONTAINED IN THIS PROSPECTUS, YOU SHOULD NOT RELY ON THAT INFORMATION.


                  Please note that your investment in the contract:
                  o         is not a bank deposit
                  o         is not federally insured
                  o         is not endorsed by any bank or government agency.

Investing in the contract involves certain investment risks, including possible loss of principal.

              This prospectus generally describes only the variable account portion of the contract, except when the general account options are specifically mentioned.

TABLE OF CONTENTS

                                            Page
DEFINITIONS................................................................5
SUMMARY....................................................................7

CONDENSED FINANCIAL INFORMATION...........................................18

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT...18
         Transamerica Life Insurance and Annuity Company..................18
         Published Ratings................................................18
         The Variable Account.............................................19

THE PORTFOLIOS............................................................19

THE CONTRACT..............................................................24
         Ownership........................................................25

PURCHASE PAYMENTS.........................................................25
         Purchase Payments................................................25
         Allocation of Purchase Payments..................................26
         Investment Option Limit..........................................26

ACCOUNT VALUE.............................................................27

TRANSFERS.................................................................27
         Before the Annuity Date..........................................27
         Other Restrictions...............................................28
         Telephone Transfers..............................................28
         Dollar Cost Averaging......................................28
         Automatic Asset Rebalancing................................29
         After the Annuity Date.....................................30

CASH WITHDRAWALS....................................................30
         Systematic Withdrawal Option...............................31
         Automatic Payment Option (APO).............................31

DEATH BENEFIT.......................................................32
         Payment of Death Benefit...................................32
         Designation of Beneficiaries...............................33
         Death of Owner Before Annuity Date.........................33
         If Annuitant Dies Before Annuity Date......................34
         Death After Annuity Date...................................34
         Survival Provision.........................................35

CHARGES, FEES AND DEDUCTIONS........................................35
         Contingent Deferred Sales Load.............................35
         Free Withdrawals - Allowed Amount..........................35
         Free Withdrawals - Living Benefits Rider...................36
         Other Free Withdrawals.....................................36
         Administrative Charges.....................................36
         Mortality and Expense Risk Charge..........................37
         Living Benefits Rider Fee..................................38
         Premium Tax Charges........................................38
         Transfer Fee...............................................38
         Option and Service Fees....................................38
         Taxes......................................................38
         Portfolio Expenses.........................................38
         Interest Adjustment........................................38
         Sales In Special Situations................................39

SETTLEMENT OPTION PAYMENTS..........................................39
         Annuity Date...............................................39
         Settlement Option Payments.................................39
         Election of Settlement Option Forms and Payment Options....40
         Payment Options............................................40
         Fixed Payment Option.......................................40
         Variable Payment Option....................................40
         Settlement Option Forms....................................41

FEDERAL TAX MATTERS.................................................42
         Introduction...............................................42
         Purchase Payments..........................................43
         Taxation of Annuities......................................43
         Qualified Contracts........................................45
         Taxation of Transamerica ..................................47
         Tax Status of Contract.....................................48
         Possible Changes in Taxation...............................49
         Other Tax Consequences.....................................49

PERFORMANCE DATA ...................................................49

DISTRIBUTION OF THE CONTRACT........................................51

PREPARING FOR YEAR 2000.............................................51

LEGAL PROCEEDINGS...................................................51

LEGAL MATTERS.......................................................51

ACCOUNTANTS.........................................................52

VOTING RIGHTS.......................................................52

AVAILABLE INFORMATION...............................................53

STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS.............53

APPENDIX A - THE GENERAL ACCOUNT OPTIONS............................54
         Fixed Account .............................................54
         Guarantee Period Account ..................................55
APPENDIX B..........................................................58
         Example of Variable Accumulation Unit Value Calculations...58
         Example of Variable Annuity Unit Value Calculations........58
         Example of Variable Annuity Payment Calculations...........58
APPENDIX C
         Disclosure Statement for Individual Retirement
              Annuities ............................................59

                  The contract is not available in all states.
DEFINITIONS

Account Value: The sum of the variable accumulated value and the general account options accumulated value.

Annuity Date:  The date on which the annuitization phase of the contract begins.

Cash  Surrender  Value:  The  amount we will pay to the  owner if the  contract is  surrendered  on or before  the
annuity  date.  The cash  surrender  value is  equal  to:  the  account  value;
 less  any  account  fee,  interest
adjustment, contingent deferred sales load, and premium tax charges.

Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

Contract Anniversary:  The anniversary of the contract effective date each year.

Contract Effective Date: The effective date of the contract as shown on the contract.

Contract Year: A 12-month period starting on the contract effective date and ending with the day before the contract anniversary, and each 12-month period thereafter.

Fixed Account: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

General Account Options Accumulated Value: The total dollar value of all amounts the owner allocates or transfers to any general account options; plus interest credited; less any amounts withdrawn, applicable fees or premium tax charges, or transfers out to the variable account prior to the annuity date.

General  Account  Options:  The fixed account and the  guarantee  period account offered by us to which the owner may allocate purchase payments and transfers.

Guaranteed  Interest Rate: The annual  effective rate of interest after daily compounding  credited to a guarantee
period.

Guarantee Period: The number of years that a guaranteed rate of interest will be credited to a guarantee period.

Guarantee Period Account: An account which credits a guaranteed rate of interest for a specified guarantee period. There may be several guarantee periods, each with a different guaranteed rate of interest, offered under the guarantee period account.

Living Benefits Rider: Also called a "Waiver of CDSL" rider in some contracts, it provides  benefits  described on
page 36.

Portfolio:  The investment  portfolio  underlying each variable sub-account in which we will invest any amounts the
owner allocates to that variable sub-account.

Service Center:  Transamerica's  Annuity Service Center, at P.O. Box 31848,
 Charlotte,  North Carolina 28231-1848,
telephone 800-258-4260.

Status (Qualified and Non-Qualified): The contract has a qualified status if it is issued in connection with a tax-favored retirement plan or program. Otherwise, the status is non-qualified.

Valuation  Day: Any day the New York  Stock  Exchange is open.  To determine the value of an asset on a day that is
not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation  Period:  The time interval between the closing  (generally 4:00 p.m.
 Eastern Time) of the New York Stock
Exchange on consecutive valuation days.

Variable Account: Separate Account VA-6, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 58-7-95 of the North Carolina Insurance Code.

Variable Accumulation Unit: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable  Accumulated  Value: The total dollar value of all variable accumulation units under this contract prior to the annuity date.

Variable Sub-Account(s): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

We:  The company, Transamerica.

You:  The owner.

SUMMARY

The Contract

         The Transamerica Classic sm Variable Annuity is a flexible purchase payment deferred annuity that is designed to aid your long-term financial planning and retirement needs. The contract may be used in connection with a retirement plan which qualifies as a retirement program under Sections 403(b), 408 or 408A of the Code, with various types of qualified pension and profit sharing plans under Section 401 of the Code, or with non-qualified plans. Some qualified contracts may not be available in all states or in all situations. The contract is issued by Transamerica Life Insurance and Annuity Company ("Transamerica"), an indirect wholly-owned subsidiary of Transamerica Corporation. Its principal office is at 401 North Tryon Street, Charlotte, North Carolina 28202.

         This contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used in this prospectus refers to either the individual annuity contract or to a certificate issued under a group annuity contract. The term "owner" refers to the owner(s) of the individual contract or the owner(s) of the certificate, as appropriate.

         Transamerica will establish and maintain an account for each contract. Each owner will receive either an individual annuity contract or a certificate evidencing the owner's coverage under a group annuity contract. The contract provides that the account value, after certain adjustments, will be applied to a settlement option on a future date you select ("annuity date").

         You may allocate all or portions of your purchase payments to one or more variable sub-accounts or to the general account options.

         The account value prior to the annuity date, except for amounts in the general account options, will vary depending on the investment experience of each of the variable sub-accounts selected by the owner. All benefits and values provided under the contract, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, prior to the annuity date the owner bears the entire investment risk under the contract for amounts allocated to the variable account.

         There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.

         The initial purchase payment for each contract must be at least $5,000 ($2,000 for contributory IRAs, SEP/IRAs and Roth IRAs). Generally each additional purchase payment must be at least $1,000, unless an automatic purchase payment plan is selected. See "Purchase Payments" page 25.

The Variable Account

         The variable account is a separate account (designated Separate Account VA-6) that is subdivided into variable sub-accounts. See "The Variable Account" page 19. Assets of each variable sub-account are invested in a specified mutual fund portfolio ("portfolio"). The variable sub-accounts currently available for investment are:

Alger American Income & Growth   MFS VIT Research
Alliance VPF Growth & Income              Morgan Stanley UF Fixed Income
Alliance VPF Premier Growth               Morgan Stanley UF High Yield
Dreyfus VIF Capital Appreciation Morgan Stanley UF International Magnum
Dreyfus VIF Small Cap                     OCC Accumulation Trust Managed
Janus Aspen Balanced                      OCC Accumulation Trust Small Cap
Janus Aspen Worldwide Growth     Transamerica VIF Growth Portfolio
MFS VIT Emerging Growth          Transamerica VIF Money Market
MFS VIT Growth with Income

         The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a contract and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. See "Charges, Fees and Deductions" page 35. For more information about the portfolios, see "The Portfolios" page 19 and the accompanying portfolios' prospectuses.

General Account Options

         There are two types of general account options - the fixed account and the guarantee period account. See "The General Account Options" in Appendix A.

         The amounts in the fixed account will be credited interest at a rate of not less than 3% annually. Transamerica may credit interest at a rate in excess of 3% at its discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.

         The other general account option, the guarantee period account, provides specified rates of interest for specified terms of, currently, three, five and seven years, subject to interest adjustments on early withdrawals or transfers which, if applicable, could reduce the interest credited to the 3% minimum rate.

Investment Option Limit
         Currently, the owner may not elect more than a total of 18 investment options over the life of the contract. Investment options include variable sub-accounts and general account options. See "Investment Option Limits" page 26
 .

Transfers Before the Annuity Date

         Prior to the annuity date, you may transfer values between the variable sub-accounts and the general account options. For transfers after the annuity date, see "After the Annuity Date" page 30.

         Transfers out of the fixed account are restricted to four per contract year and to a limited percentage of the fixed account value. More frequent transfers may be allowed under certain services and options, for example, dollar cost averaging. Transfers out of a guarantee period prior to the end of the term may be subject to an interest adjustment which may reduce interest credited to the 3% minimum rate. See "General Account Options" in Appendix A.

         Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 18 made during the same contract year. See "Transfers" on page 27 for additional limitations and information regarding transfers.

Withdrawals

         You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your contract is the account value less any account fee, interest adjustment, contingent deferred sales load and premium tax charges. The account fee generally will be deducted on a full surrender of a contract if the account value is then less than $50,000. Transamerica may delay payment of any withdrawal from the general account options for up to six months. See "Cash Withdrawals" page 30.
         Withdrawals may be taxable, subject to withholding and subject to a penalty tax. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited. See
"Federal Tax Matters" page 42.

Contingent Deferred Sales Load

          Transamerica does not deduct a sales charge when purchase payments are made (although premium tax charges may be deducted). However, if any part of the account value is withdrawn, a contingent deferred sales load of up to 6% of purchase payments may be deducted. After a purchase payment has been held by Transamerica for seven years, it may be withdrawn without charge. In most states, the owner may elect, for an extra charge, an optional Living Benefits Rider that provides that the contingent deferred sales load will be waived in certain circumstances. No contingent deferred sales load is assessed on payment of the death benefit, on transfers within the contract, or on certain annuitizations. See "Contingent Deferred Sales Load" page 35, "Withdrawals" page 43 and "Living Benefits Rider" page 36.

         Also, beginning 30 days from the contract effective date (or the end of the free look period if later), any portion of the "allowed amount" may be withdrawn each contract year without imposition of any contingent deferred sales load. The allowed amount for each contract year is equal to 15% of purchase payments, that were received during the last seven years, as of the prior contract anniversary, less any withdrawals already taken that contract year. All purchase payments not previously withdrawn that have been held at least seven years are not subject to a contingent deferred sales load. For purposes of calculating the contingent deferred sales load, withdrawals will be considered to be taken first from purchase payments, on a first in/first out basis, and then from earnings.

Other Charges and Deductions

         Transamerica deducts a mortality and expense risk charge of 1.20% (annually) of the assets in the variable account and an administrative expense charge of 0.15% (annually) of these assets. The administrative expense charge may change, but it is guaranteed not to exceed a maximum effective annual rate of 0.35%. See "Mortality and Expense Risk Charge" page 37 and "Administrative Charges" page 36.

         An account fee of currently $30 (or 2% of the account value, if less) is deducted at the end of each contract year and upon surrender. This fee may change but it is guaranteed not to exceed $60 (or 2% of the account value, if less) per contract year. If the account value is more than $50,000 on the last business day of a contract year (or as of the date the contract is surrendered), the account fee will be waived for that year.

         After the annuity date, the annual annuity fee of $30 will be deducted in equal installments from each periodic payment under the variable payment option.

         For each transfer in excess of 18 during a contract year, a transfer fee of $10 will be imposed. See
"Transfer Fee" page 38.

         Charges for premium taxes (including retaliatory premium taxes) are not currently deducted, except for annuitizations, but such charges could be imposed in some jurisdictions. Depending on the applicability of such taxes, the charges could be deducted from purchase payments, from amounts withdrawn, and/or upon annuitization. See "Premium Tax Charges" page 38.

         In addition, amounts withdrawn or transferred out of a guarantee period prior to the end of its term may be subject to an interest adjustment. See "Guaranteed Period Account" in Appendix A.

         If the owner elects the Living Benefits Rider a fee of 0.05% (annually) of the account value will be deducted at the end of each  contract  month at the rate of 1/12 times 0.05%
 times the account  value.  The Living
Benefit Rider is not available in all states.

         Currently, no fees are deducted for any other services or options under the contract. However, Transamerica does reserve the right to impose fees to cover processing for certain services and options in the future, including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

Variable Account Fee Table

         The purpose of this table is to assist in understanding the various costs and expenses that the owner will bear directly and indirectly. The table reflects expenses of the variable account as well as of the mutual fund portfolios. The table assumes that the entire account value is in the variable account. The information below should be considered together with the narrative provided under the heading "Charges, Fees and Deductions" on page 35 of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may be applicable.

                                  Sales Load(1)


Sales Load Imposed on Purchase Payments                          0

Maximum Contingent Deferred Sales Load(2)                        6%
                Range of Contingent Deferred Sales Load Over Time
              Years Since                   Contingent Deferred Sales Load
       Purchase Payment  Receipt         (as a percentage of purchase payment)
Less than 1 year                                         6%
1 year but less than 2 years                             6%
2 years but less than 3 years                            5%
3 years but less than  4 years                           5%
4 years but less than  5 years                           4%
5 years but less than 6 years                            4%
6 years but less 7 years                                 2%
7 or more years                                          0%


           Other Contract Expenses

  Transfer Fee (first 18 per contract year)(3)            0
  Fees For Other Services and Options(4)                  0
  Account Fee(5)                                          $30
  Living Benefits Rider Fee (if elected)(6)               0.05%



                       Variable Account Annual Expenses(7)
               (as a percentage of the variable accumulated value)
                     Mortality and Expense Risk Charge 1.20%
                     Administrative Expense Charge(8) 0.15%
                  Total Variable Account Annual Expenses 1.35%




                               Portfolio Expenses

  (as a percentage of assets after fee waiver and/or expense reimbursement)(9)

                                                                                                       Total
                                                                                                     Portfolio
                                                             Management              Other             Annual
                      Portfolio                                 Fees               Expenses           Expenses
Alger American Income & Growth                                 0.625                 0.115              0.74
Alliance VPF Growth & Income                                    0.63                 0.09               0.72
Alliance VPF Premier Growth                                     0.85                 0.10               0.95
Dreyfus VIF Capital Appreciation                                0.75                 0.05               0.80
Dreyfus VIF Small Cap                                           0.75                 0.03               0.78
Janus Aspen Balanced                                            0.76                 0.07               0.83
Janus Aspen Worldwide Growth                                    0.66                 0.08               0.74
MFS VIT Emerging Growth                                         0.75                 0.12               0.87
MFS VIT Growth with Income                                      0.75                 0.25               1.00
MFS VIT Research                                                0.75                 0.13               0.88
Morgan Stanley UF Fixed Income                                  0.00                 0.70               0.70
Morgan Stanley UF High Yield                                    0.00                 0.80               0.80
Morgan Stanley UF International Magnum                          0.00                 1.15               1.15
OCC Accumulation Trust Managed                                  0.80                 0.07               0.87
OCC Accumulation Trust Small Cap                                0.80                 0.17               0.97
Transamerica VIF Growth                                         0.62                 0.23               0.85
Transamerica VIF Money Market                                   0.35                 0.25               0.60

Expense information regarding the portfolios has been provided by the portfolios. In preparing the tables above and below and the examples that follow, Transamerica has relied on the figures provided by the portfolios. Transamerica has no reason to doubt the accuracy of that information, but Transamerica has not verified those figures. These figures are for the year ended December 31, 1997, except for the Transamerica VIF Money Market Portfolio which are estimates for the year 1998, its first year of operation. Actual expenses in future years may be higher or lower than these figures.

Notes to Fee Table:

(1) The contingent deferred sales load applies to each contract, regardless of how the account value is allocated between the variable account and the general account options.

(2) A portion of the purchase payments may be withdrawn each contract year without imposition of any contingent deferred sales load, and after seven years, a purchase payment may be withdrawn free of any contingent deferred sales load. See "Charges, Fees and Deductions" page 35.

(3) A transfer fee of $10 will be imposed for each transfer in excess of 18 in a contract year. See
         "Charges, Fees and Deductions" page 35.

(4) Transamerica currently does not impose fees for any other services, or options. However, Transamerica reserves the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

(5) The current account fee is $30 (or 2% of the account value, if less) per contract year. This fee will be waived for account values over $50,000. This limit may be changed in the future. The fee may be changed, but it may not exceed $60 (or 2% of the account value, if less). See "Charges, Fees and Deductions" page 35.

(6) If the owner elects the Living Benefits Rider, the rider fee will be deducted at the rate of 1/12 of 0.05% at the end of each contract month based on the account value at that time. See "Living Benefits Rider" page 36.

(7) The variable account annual expenses do not apply to the general account options.

(8) The current annual administrative expense charge of 0.15% may be increased to 0.35%. See "Charges, Fees and Deductions" page 35.

(9) From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1997 (except for the Transamerica VIF Money Market Portfolio, which are estimates). The expenses shown in that table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for calendar year 1998, except for Alliance VPF Premier Growth for which the management fee, other expenses and total portfolios annual expenses for 1998 without waivers or reimbursements are estimated to be 1.00%, 0.08% and 1.08%, respectively. Without such waivers or reimbursements, the annual expenses for 1997 for certain portfolios would have been, as a percentage of assets, as follows:


                                                                                                   Total Portfolio
                                                                                                   Annual Expenses
                                                                  Management       Other Expenses
                                                                      Fee
          Alliance VPF Growth & Income                               0.63               0.09             0.72
          Alliance VPF Premier Growth                                1.00               0.10             1.10
          Janus Aspen Balanced                                       0.77               0.06             0.83
          Janus Aspen Worldwide Growth                               0.72               0.09             0.81
          MFS VIT Growth with Income                                 0.75               0.35             1.10
          Morgan Stanley UF Fixed Income                             0.40               1.31             1.71
          Morgan Stanley UF High Yield                               0.80               0.88             1.68
          Morgan Stanley UF International Magnum                     0.80               1.98             2.78
          Transamerica VIF Growth                                    0.75               0.23             0.98

         Without expense reimbursements, the management fee, other expenses and total portfolios expenses for the first year of operation for the Transamerica VIF Money Market Portfolio are expected to be 0.35%, 0.45% and 0.80%, respectively. There were no fee waivers or expense reimbursements during 1997 for the Alger American Income and Growth Portfolio, Dreyfus VIF Capital Appreciation Portfolio, Dreyfus VIF
         Small Cap Portfolio, MFS VIT Emerging Growth Portfolio, MFS VIT Research Portfolio, OCC Accumulation Trust Managed Portfolio or OCC Accumulation Trust Small Cap Portfolio.

EXAMPLES

         The following tables show the total expenses an owner would incur in various situations assuming a $1,000 investment and a 5% annual return on assets.

         These examples assume an average account value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 account fee. These examples also assume that all amounts were allocated to the variable sub-account indicated. These examples also assume that no transfer fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may be applicable. See "Premium Tax Charges" page 38.

         Examples 1 through 3 show expenses for contracts without the optional Living Benefits Rider based on fee waivers and reimbursements for the portfolios for 1997. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. For annuitizations before the first contract anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply (see expense examples in column 1).

An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



Example 1:        If the owner surrenders the contract at the end of the applicable time period:

                                                             ---------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years        10 Years
                                                             ---------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $72.96         $110.26          $150.19        $249.81
Alliance VPF Growth & Income                                     $72.76         $109.65          $149.17        $247.75
Alliance VPF Premier Growth                                      $75.06         $116.60          $160.79        $271.12
Dreyfus VIF Capital Appreciation Growth                          $73.56         $112.07          $153.23        $255.95
Dreyfus VIF Small Cap                                            $73.36         $111.47          $152.22        $253.90
Janus Aspen Balanced                                             $73.86         $112.98          $154.75        $259.00
Janus Aspen Worldwide Growth                                     $72.96         $110.26          $150.19        $249.81
MFS Emerging Growth                                              $74.26         $114.19          $156.77        $263.06
MFS Growth & Income                                              $75.56         $118.10          $163.30        $276.13
MFS Research                                                     $74.36         $114.49          $157.27        $264.07
Morgan Stanley UF Fixed Income                                   $72.56         $109.04          $148.16        $245.69
Morgan Stanley UF High Yield                                     $73.56         $112.07          $153.23        $255.95
Morgan Stanley UF International Magnum                           $77.06         $122.60          $170.79        $290.98
OCC Accumulation Trust Managed                                   $74.23         $113.89          $155.91        $259.34
OCC Accumulation Trust Small Cap                                 $75.24         $117.00          $161.22        $270.64
Transamerica VIF Growth                                          $74.06         $113.58          $155.76        $261.03
Transamerica VIF Money Market                                    $71.55         $106.01          $143.05        $235.33
----------------------------------------------------------------------------------------------------------------------------


Example 2:        If the owner does not surrender and does not annuitize the contract:

                                                             ---------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years        10 Years
                                                             ---------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $21.96          $67.76          $116.19        $249.81
Alliance VPF Growth & Income                                     $21.76          $67.15          $115.17        $247.75
Alliance VPF Premier Growth                                      $24.06          $74.10          $126.79        $271.12
Dreyfus VIF Capital Appreciation Growth                          $22.56          $69.57          $119.23        $255.95
Dreyfus VIF Small Cap                                            $22.36          $68.97          $118.22        $253.90
Janus Aspen Balanced                                             $22.86          $70.48          $120.75        $259.00
Janus Aspen Worldwide Growth                                     $21.96          $67.76          $116.19        $249.81
MFS Emerging Growth                                              $23.26          $71.69          $122.77        $263.06
MFS Growth & Income                                              $24.56          $75.60          $129.30        $276.13
MFS Research                                                     $23.36          $71.99          $123.27        $264.07
Morgan Stanley UF Fixed Income                                   $21.56          $66.54          $114.16        $245.69
Morgan Stanley UF High Yield                                     $22.56          $69.57          $119.23        $255.95
Morgan Stanley UF International Magnum                           $26.06          $80.10          $136.79        $290.98
OCC Accumulation Trust Managed                                   $23.23          $71.39          $121.91        $259.34
OCC Accumulation Trust Small Cap                                 $24.24          $74.50          $127.22        $270.64
Transamerica VIF Growth                                          $23.06          $71.08          $121.76        $261.03
Transamerica VIF Money Market                                    $20.55          $63.51          $109.05        $235.33
----------------------------------------------------------------------------------------------------------------------------






Example 3: If the owner elects to annuitize at the end of the applicable  period under a Settlement Option with life contingencies:
                                                             ---------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years        10 Years
                                                             ---------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $21.96          $67.76          $116.19        $249.81
Alliance VPF Growth & Income                                     $21.76          $67.15          $115.17        $247.75
Alliance VPF Premier Growth                                      $24.06          $74.10          $126.79        $271.12
Dreyfus VIF Capital Appreciation Growth                          $22.56          $69.57          $119.23        $255.95
Dreyfus VIF Small Cap                                            $22.36          $68.97          $118.22        $253.90
Janus Aspen Balanced                                             $22.86          $70.48          $120.75        $259.00
Janus Aspen Worldwide Growth                                     $21.96          $67.76          $116.19        $249.81
MFS Emerging Growth                                              $23.26          $71.69          $122.77        $263.06
MFS Growth & Income                                              $24.56          $75.60          $129.30        $276.13
MFS Research                                                     $23.36          $71.99          $123.27        $264.07
Morgan Stanley UF Fixed Income                                   $21.56          $66.54          $114.16        $245.69
Morgan Stanley UF High Yield                                     $22.56          $69.57          $119.23        $255.95
Morgan Stanley UF International Magnum                           $26.06          $80.10          $136.79        $290.98
OCC Accumulation Trust Managed                                   $23.23          $71.39          $121.91        $259.34
OCC Accumulation Trust Small Cap                                 $24.24          $74.50          $127.22        $270.64
Transamerica VIF Growth                                          $23.06          $71.08          $121.76        $261.03
Transamerica VIF Money Market                                    $20.55          $63.51          $109.05        $235.33
----------------------------------------------------------------------------------------------------------------------------

         Examples 4 through 6 show  expenses  for  contracts  with the  optional
Living Benefits Rider, based on the fee waivers and reimbursements for the portfolios for 1997. There is no guarantee that fee waivers or expense reimbursements will continue in the future. For annuitizations before the first contract anniversary and for annuitizations under a form that does not include life contingencies, a contingent deferred sales load may apply (see examples in column 4).

An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

Example 4:        If the owner surrenders the contract at the end of the applicable time period:

                                                             ---------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years        10 Years
                                                             ---------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $73.46         $111.77          $152.72        $254.93
Alliance VPF Growth & Income                                     $73.26         $111.16          $151.71        $252.88
Alliance VPF Premier Growth                                      $75.56         $118.10          $163.30        $276.13
Dreyfus VIF Capital Appreciation Growth                          $74.06         $113.58          $155.76        $261.03
Dreyfus VIF Small Cap                                            $73.86         $112.98          $154.75        $259.00
Janus Aspen Balanced                                             $74.36         $114.49          $157.27        $264.07
Janus Aspen Worldwide Growth                                     $73.46         $111.77          $152.72        $254.93
MFS Emerging Growth                                              $74.76         $115.69          $159.28        $268.11
MFS Growth & Income                                              $76.06         $119.60          $165.80        $281.11
MFS Research                                                     $74.86         $115.99          $159.79        $269.11
Morgan Stanley UF Fixed Income                                   $73.06         $110.56          $150.70        $250.83
Morgan Stanley UF High Yield                                     $74.06         $113.58          $155.76        $261.03
Morgan Stanley UF International Magnum                           $77.56         $124.09          $173.27        $295.88
OCC Accumulation Trust Managed                                   $74.73         $115.39          $158.41        $264.32
OCC Accumulation Trust Small Cap                                 $75.74         $118.50          $163.72        $275.59
Transamerica VIF Growth                                          $74.56         $115.09          $158.28        $266.09
Transamerica VIF Money Market                                    $72.05         $107.53          $145.61        $240.52
----------------------------------------------------------------------------------------------------------------------------

Example 5:        If the owner does not surrender and does not annuitize the contract:

                                                             ---------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years        10 Years
                                                             ---------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $22.46          $69.27          $118.72        $254.93
Alliance VPF Growth & Income                                     $22.26          $68.66          $117.71        $252.88
Alliance VPF Premier Growth                                      $24.56          $75.60          $129.30        $276.13
Dreyfus VIF Capital Appreciation Growth                          $23.06          $71.08          $121.76        $261.03
Dreyfus VIF Small Cap                                            $22.86          $70.48          $120.75        $259.00
Janus Aspen Balanced                                             $23.36          $71.99          $123.27        $264.07
Janus Aspen Worldwide Growth                                     $22.46          $69.27          $118.72        $254.93
MFS Emerging Growth                                              $23.76          $73.19          $125.28        $268.11
MFS Growth & Income                                              $25.06          $77.10          $131.80        $281.11
MFS Research                                                     $23.86          $73.49          $125.79        $269.11
Morgan Stanley UF Fixed Income                                   $22.06          $68.06          $116.70        $250.83
Morgan Stanley UF High Yield                                     $23.06          $71.08          $121.76        $261.03
Morgan Stanley UF International Magnum                           $26.56          $81.59          $139.27        $295.88
OCC Accumulation Trust Managed                                   $23.73          $72.89          $124.41        $264.32
OCC Accumulation Trust Small Cap                                 $24.74          $76.00          $129.72        $275.59
Transamerica VIF Growth                                          $23.56          $72.59          $124.28        $266.09
Transamerica VIF Money Market                                    $21.05          $65.03          $111.61        $240.52
----------------------------------------------------------------------------------------------------------------------------


Example 6: If the owner elects to annuitize at the end of the applicable period under a Settlement Option with life contingencies:

                                                             ---------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years        10 Years
                                                             ---------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $22.46          $69.27          $118.72        $254.93
Alliance VPF Growth & Income                                     $22.26          $68.66          $117.71        $252.88
Alliance VPF Premier Growth                                      $24.56          $75.60          $129.30        $276.13
Dreyfus VIF Capital Appreciation Growth                          $23.06          $71.08          $121.76        $261.03
Dreyfus VIF Small Cap                                            $22.86          $70.48          $120.75        $259.00
Janus Aspen Balanced                                             $23.36          $71.99          $123.27        $264.07
Janus Aspen Worldwide Growth                                     $22.46          $69.27          $118.72        $254.93
MFS Emerging Growth                                              $23.76          $73.19          $125.28        $268.11
MFS Growth & Income                                              $25.06          $77.10          $131.80        $281.11
MFS Research                                                     $23.86          $73.49          $125.79        $269.11
Morgan Stanley UF Fixed Income                                   $22.06          $68.06          $116.70        $250.83
Morgan Stanley UF High Yield                                     $23.06          $71.08          $121.76        $261.03
Morgan Stanley UF International Magnum                           $26.56          $81.59          $139.27        $295.88
OCC Accumulation Trust Managed                                   $23.73          $72.89          $124.41        $264.32
OCC Accumulation Trust Small Cap                                 $24.74          $76.00          $129.72        $275.59
Transamerica VIF Growth                                          $23.56          $72.59          $124.28        $266.09
Transamerica VIF Money Market                                    $21.05          $65.03          $111.61        $240.52
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THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.

Settlement Option Payments

         Settlement option payments will be made either on a fixed basis or a variable basis or a combination of a fixed and variable basis, as you select. You have flexibility in choosing the annuity date, but it may generally not be a date later than the annuitant's 85th birthday or the tenth contract anniversary, whichever occurs last, but never later than the annuitant's 97th birthday. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available. See "Settlement Option Payments" page 39.

         Four  settlement  options are available  under the contract:
(1) life annuity; (2) life and contingent annuity; (3) life annuity with period certain; and (4) joint and survivor annuity. See "Settlement Option Forms" page 41.

Death of Owner Before the Annuity Date

         If an owner dies prior to the annuity date and before either the owner's or any joint owner's 85th birthday, the death benefit for the contract will be the greatest of (a) the account value or (b) the sum of all purchase payments made to the contract, less withdrawals and applicable premium tax charges, or (c) the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made and less withdrawals and applicable premium tax charges since that contract anniversary. If death occurs after the earlier of the owner's or joint owner's 85th birthday, the death benefit will be the account value. If the owner is not a natural person, the annuitant will be treated as the owner(s) for purposes of the death benefit.

         The death benefit will generally be paid within seven days of receipt of the required proof of death of the owner and election of the method of settlement or as soon thereafter as Transamerica has sufficient information to make the payment. If no settlement method is elected the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option. See "Death Benefit" page 32. Amounts in the guarantee period account will not be subject to interest adjustments in calculating the death benefit.

Federal Income Tax Consequences

         An owner who is a natural person generally should not be taxed on increases in the account value until a distribution under the contract occurs (e.g., a withdrawal or settlement option payment) or is deemed to occur (e.g., a pledge, loan, or assignment of a contract). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise (although withholding is mandatory for certain qualified contracts). In addition, a federal penalty tax may apply to certain distributions. See "Federal Tax Matters" page 42.

Right to Cancel

         The owner has the right to examine the contract for a limited period, known as a "free look period." The owner can cancel the contract during this period by delivering a written notice of cancellation and returning the contract to the Service Center before midnight of the tenth day after receipt of the contract (or longer if required by state law). Notice given by mail and the return of the contract by mail will be effective on the date received by Transamerica. Unless otherwise required by law, Transamerica will refund the purchase payment(s) allocated to any general account option (less any withdrawals) plus the variable accumulated value as of the date the written notice and the contract are received by Transamerica. See "Purchase Payments" page 25 and "Account Value" page 27.

Questions

         Questions about procedures or the contract can be answered by the Transamerica Annuity Service Center ("Service Center"), at P.O. Box 31848, Charlotte, North Carolina 28231-1848, 800-258-4260. All inquiries should include the contract number and the owner's name.

         NOTE: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios which should be referred to for more detailed information. With respect to qualified contracts, it should be noted that the requirements of a particular retirement plan, an endorsement to the contract, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, as amended, may impose additional limits or restrictions on purchase payments, withdrawals, distributions, or benefits, or on other provisions of the contract. This prospectus does not describe such limitations or restrictions. See "Federal Tax Matters" page 42.

CONDENSED FINANCIAL INFORMATION

         Because the variable account had not yet commenced operations as of December 31, 1997, no financial statements available.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT

Transamerica Life Insurance and Annuity Company

         Transamerica Life Insurance and Annuity Company ("Transamerica") is a stock life insurance company incorporated under the laws of the State of California in 1966 and redomesticated to North Carolina in 1994. It is principally engaged in the sale of life insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation. The address of Transamerica is 401 North Tryon Street, Charlotte, North Carolina 28202.

Published Ratings

         Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect the financial strength and/or claims-paying ability of Transamerica and should not be considered as bearing on the investment performance of the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services,
Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms, including its obligations under the general account options of this contract. Such ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

The Variable Account

         Separate Account VA-6 of Transamerica (the "variable account") was established by Transamerica as a separate account under the laws of the State of North Carolina pursuant to June 11, 1996, resolutions of Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

         The assets of the variable account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 58-7-95 of the North Carolina Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account). Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the variable account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica.

         The variable account currently has seventeen variable sub-accounts available under the contract, each of which invests solely in a specific corresponding portfolio. Changes to the variable sub-accounts may be made at the discretion of Transamerica. See "Addition, Deletion, or Substitution" page 24.

THE PORTFOLIOS

         Each of the variable  sub-accounts  offered under the contract  invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objectives follow. The management fees listed below are fees specified in the applicable advisory contract (i.e., before any fee waivers).

The Income and Growth Portfolio of The Alger American Fund seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. Except during temporary defensive periods, the portfolio attempts to invest 100%, and it is a fundamental policy of the portfolio to invest at least 65%, of its total assets in dividend paying equity securities. Alger
Management will favor securities it believes also offer opportunities for capital appreciation. The portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

Adviser:  Fred Alger Management, Inc.  Management Fee:  0.625%.

The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc., seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, investments in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks may be made by the portfolio. Purchases and sales of portfolio securities are made at such times and in such amounts as are deemed advisable in light of market, economic and other conditions.

Adviser:  Alliance Capital Management L.P.  Management Fee:  0.625%.

The Premier Growth Portfolio of Alliance Variable Products Series Fund, Inc., seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio will invest predominantly in the equity securities (common stocks, securities convertible into commons stocks and rights and warrants to subscribe for or purchase common stocks) of a limited number of large, carefully selected, high-quality U.S. companies that, in the judgment of the Adviser, are likely to achieve superior earnings growth. The portfolio investments in the 25 such companies most highly regarded at any point in time by the Adviser will usually constitute approximately 70% of the portfolio's net assets. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. The portfolio will, under normal circumstances, invest at least 85% of the value of its total assets in the equity securities of U.S. companies.

Adviser:  Alliance Capital Management L.P.  Management Fee:  1%.

The Capital Appreciation Portfolio of the Dreyfus Variable Investment Fund is a diversified portfolio, the primary investment objective of which is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. During periods which the Sub-Adviser determines to be of market strength, the portfolio acts aggressively to increase shareholders' capital by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments. The portfolio will seek investment opportunities generally in large capitalization companies (those with market capitalizations exceeding $500 million) which the Sub-Adviser believes have the potential to experience above average and predictable earnings growth.

Adviser:  The Dreyfus Corporation.  Sub-Adviser:  Fayez Sarofim & Co.
 Management Fee:  0.75%.

The Small Cap Portfolio of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation. It seeks to achieve its objective by investing principally in common stocks. Under normal market conditions, the portfolio will invest at least 65% of its total assets in companies with market capitalizations of less than $1.5 billion at the time of purchase which The Dreyfus Corporation believes to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

Adviser:  The Dreyfus Corporation.  Management Fee:  0.75%.

The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This portfolio normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

Adviser:  Janus Capital  Corporation.  Management  Fee:  0.75% of the first
 $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.

The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.

The Emerging Growth Series of the MFS Variable Insurance Trust seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The policy is to invest primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of companies that the Adviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies). While the portfolio will invest primarily in common stocks, the portfolio may, to a limited extent, seek appreciation in other types of securities such as fixed income securities (which may be unrated), convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The portfolio may invest in non-convertible fixed income securities rated lower than "investment grade" (commonly known as "junk bonds") or in comparable unrated securities, when, in the opinion of the Adviser, such an investment presents a greater opportunity for appreciation with comparable risk to an investment in "investment grade" securities. Under normal market conditions the portfolio will invest not more than 5% of its nets assets in these securities. Consistent with its investment objective and policies described above, the portfolio may also invest up to 25% (and generally expects to invest not more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.75%.

The Growth with Income Series of the MFS Variable Insurance Trust seeks reasonable current income and long-term growth of capital and income. Under normal market conditions, the portfolio will invest at least 65% of its assets in equity securities of companies that are believed to have long-term prospects for growth and income. Equity securities in which the portfolio may invest include the following: common stocks, preferred stocks and preference stock; securities such as bonds, warrants or rights that are convertible into stocks; and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. Consistent with its investment objective and policies described above, the portfolio may also invest up to 75% (and generally expects to invest no more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.75%.

The Research Series of the MFS Variable Insurance Trust seeks long-term growth of capital and future income. The policy is to invest a substantial proportion of its assets in equity securities of companies believed to possess better than average prospects for long-term growth. Equity securities in which the portfolio may invest include the following: common stocks, preferred stocks and preference stocks, securities such as bonds, warrants or rights that are convertible into stocks and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. The portfolio's non-convertible debt investments, if any, may consist of "investment grade" securities, and, with respect to no more than 10% of the portfolio's net assets, securities in the lower rated categories or securities which the Adviser believes to be a similar quality to these lower rated securities (commonly know as "junk bonds"). Consistent with its investment objective and policies described above, the portfolio may also invest up to 20% of its net assets in foreign securities (including emerging market securities) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:   0.75%.

The Fixed Income Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of U.S. government and agencies, corporate bonds, mortgage backed securities, foreign bonds and other fixed income securities and derivatives. The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million plus 0.35% of the next
$500 million plus 0.30% of the assets over $1 billion.

The High Yield Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities of U. S. and foreign issuers, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds." The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of first $500 million plus 0.45% of next $500 million plus 0.40% of the assets over $1 billion.

The International Magnum Portfolio of the Morgan Stanley Universal Funds, Inc., seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The countries in which the portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (collectively the "EAFE countries"). The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the portfolio will be invested in equity securities of issuers in at least three different EAFE countries.

Adviser:  Morgan Stanley Asset  Management  Inc.  Management  Fee: 0.80% of the
 first $500 million plus 0.75% of the
next $500 million plus 0.70% of the assets over $1 billion.

The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Adviser's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt, although the portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Adviser deems it advisable in order to preserve capital. In addition, the portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

Adviser:  OpCap  Advisors.  Management  Fee:  0.80% of first  $400  million plus  0.75% of next $400  million  plus
0.70% of the assets over $800 million.

The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances at least 65% of the portfolio's assets will be invested in equity securities. The majority of securities purchased by the portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market, and will also include options, warrants, bonds, notes and debentures which are convertible into or exchangeable for, or which grant a right to purchase or sell, such securities. In addition, the portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

Adviser:  OpCap  Advisors.  Management  Fee:  0.80% of the first $400  million plus 0.75% of the next $400  million
plus 0.70% of assets over $800 million.

The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. The Growth Portfolio invests primarily in common stocks of growth companies that are considered by the manager to be premier companies. In the manager's view, characteristics of premier companies include one or more of the following: dominant market share; leading brand recognition; proprietary products or technology; low-cost production capability; and excellent management with shareholder orientation. The manager of the Portfolio believes in long-term investing and places great emphasis on the sustainability of the above competitive advantages. Unless market conditions indicate otherwise, the manager also tries to keep the Portfolio fully invested in equity-type securities and does not try to time stock market movements. When in the judgment of the Sub-Adviser market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments. The portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade.

Adviser:  Transamerica  Occidental Life Insurance  Company.  Sub-Adviser:
 Transamerica  Investment  Services,  Inc.
Management Fee:  0.75%.

The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks to maximize current income from money market securities consistent with liquidity and the preservation of principal.  The portfolio  invests
primarily in high quality U. S.  dollar-denominated  money  market  instruments with  remaining  maturities  of 13
months or less,  including:  obligations  issued  or  guaranteed  by the U. S.
 and  foreign  governments  and their
agencies and  instrumentalities;  obligations  of U. S. and foreign  banks, or their foreign  branches,  and U. S.
savings banks;  short-term  corporate  obligations,  including  commercial paper, notes and bonds; other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The portfolio may also purchase other marketable, non-convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.

Adviser:  Transamerica  Occidental Life Insurance  Company.  Sub-Adviser:
 Transamerica  Investment  Services,  Inc.
Management Fee:  0.35%.

         Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions.
 THERE IS NO ASSURANCE THAT ANY OF THESE
PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.

         An investment in the contract is not a deposit or obligation of, or guaranteed or endorsed, by any bank, nor is the contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the contract involves certain investment risks, including possible loss of principal.

         Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica as well as other insurance companies, there is a possibility that a material conflict may arise between the interests of the variable account and one or more other separate accounts investing in the portfolios. In the event of a material conflict, the affected insurance companies will take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater details.

         Additional information concerning the investment objectives and policies of all of the portfolios, the investment advisory services and administrative services and charges can be found in the current prospectuses for the portfolios which accompany this prospectus. The portfolios' prospectuses should be read carefully before any decision is made concerning the allocation of purchase payments to, or transfers among, the variable sub-accounts.

         Transamerica may receive payments from some or all of the portfolios or their advisers, in varying amounts, that may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

Addition, Deletion, or Substitution

         Transamerica does not control the portfolios and cannot guarantee that any of the variable sub-accounts offered under this contract or any of the portfolios will always be available for allocation of purchase payments or transfers. Transamerica retains the right to make changes in the variable account and in its investments.

         Transamerica reserves the right to eliminate the shares of any portfolio held by a variable sub-account and to substitute shares of another portfolio or of another investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, a substitution of shares attributable to the owner's interest in a variable sub-account will not be made without prior notice to the owner and the prior approval of the Commission. Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.

         New variable sub-accounts for the contracts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions so warrant. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by Transamerica. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more variable sub-accounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any variable sub-account is eliminated, Transamerica will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

         In the event of any substitution or change, Transamerica may make such changes in the contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

THE CONTRACT

         The contract is a flexible purchase payment deferred annuity contract. The rights and benefits are described below and in the individual contract or in the certificate and group contract; however, Transamerica reserves the right to make any modification to conform the individual contract and the group contract and certificates thereunder to, or give the owner the benefit of, any federal or state statute or rule or regulation. The obligations under the contract are obligations of Transamerica. The contracts are available on a non-qualified basis and on a qualified basis. Contracts available on a qualified basis are as follows: (1) rollover and contributory individual retirement annuities (IRAs) under Code Sections 408(a) and 408(b); (2) conversion; rollover and contributory Roth IRAs under Code Section 408A; (3) simplified employee pension plans (SEP/IRAs) that qualify for special federal income tax treatment under Code
Section 408(k); (4) rollover Code Section 403(b) annuities (including Rev. Rul. 90-24 transfers); and (5) qualified pension and profit sharing plans intended to qualify under Code Section 401. Generally, qualified contracts contain certain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract. For further discussion concerning qualified contracts, see "Federal Tax Matters" page 42.

Ownership

         The owner is entitled to the rights granted by the contract. If the owner dies, the rights of the owner belong to the joint owner, if any, and then to the owner's beneficiary. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

         For non-qualified contracts, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. Transamerica reserves the right to reject any change of annuitant(s) which has been made without our prior written consent.

         If the owner is not an individual, the annuitant(s) may not be changed once the contract is issued. Different rules apply to qualified contracts. See "Federal Tax Matters," page 42.

         For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each contract, unless otherwise noted.

PURCHASE PAYMENTS

Purchase Payments

         All  purchase   payments  must  be  paid  to  the  Service  Center.   A
confirmation will be issued to the owner upon the acceptance of each purchase payment.

         The initial purchase payment must be at least $5,000 ($2,000 for contributory IRAs, SEP/IRAs and Roth
IRAs).

         The contract will be issued and the initial purchase payment generally will be credited within two business days after the receipt of both sufficient information to issue a contract and the initial purchase payment at the Service Center. Acceptance is subject to sufficient information being provided in a form acceptable to Transamerica, and Transamerica reserves the right to reject any request for issuance of a contract or purchase payment. Contracts normally will not be issued with respect to owners, joint owners, or annuitants more than 90 years old, although Transamerica in its discretion may waive this restriction in appropriate cases. Transamerica further reserves the right to not accept purchase payments after the owners' (or annuitants' if non-individual owner) 91st birthday.

         If the initial purchase payment allocated to the variable sub-account(s) cannot be credited within two days of receipt of the purchase payment and information requesting issuance of a contract because the information is incomplete or for any other reason, then Transamerica will contact the owner, explain the reason for the delay and will refund the initial purchase payment within five business days, unless the owner consents to Transamerica retaining the initial purchase payment and crediting it as soon as the requirements are fulfilled.

         Additional purchase payments may be made at any time prior to the annuity date. Additional purchase payments must be at least $1,000 or at least $100 if made pursuant to an automatic purchase payment plan under which the additional purchase payments are automatically deducted from a bank account and allocated to the contract. In addition, minimum allocation amounts apply (see "Allocation of Purchase Payments" below). Additional purchase payments are credited to the contract as of the date the payment is received.

         Total purchase payments for any contract may not exceed $1,000,000 without prior approval of Transamerica.

         In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

Allocation of Purchase Payments

         You specify how purchase payments will be allocated under the contract. You may allocate purchase payments between and among one or more of the variable sub-accounts and the general account options as long as the portions are whole number percentages and any allocation percentage for a variable sub-account is at least 10%. In addition, there is a minimum allocation of $100 to any variable sub-account and the fixed account, and $1,000 to each guarantee period. Transamerica may waive this minimum allocation amount under certain options and circumstances.

         Each purchase payment will be subject to the allocation percentages in effect at the time of receipt of such purchase payment. The allocation percentages for additional purchase payments may be changed by the owner at any time by submitting a request for such change, in a form and manner acceptable to Transamerica, to the Service Center. Any changes to the allocation percentages are subject to the limitation(s) above. Any change will take effect with the first purchase payment received with or after receipt by the Service Center of the request for such change and will continue in effect until subsequently changed.

         In certain jurisdictions and under certain conditions where by law Transamerica is required to return upon the exercise of the free look option, either (1) the purchase payment or (2) the greater of the purchase payment or account value, any initial allocation to the variable account may be held in the money market variable sub-account during the applicable free look period plus 5 days for delivery. Any such allocations to the money market variable sub-account will automatically be transferred at the end of the free-look period plus 5 days according to the owner's requested allocation. Such transfer will not count against the 18 transfers allowed without charge during the first contract year.

Investment Option Limit

         Currently, the owner may not allocate amounts to more than 18 investment options over the life of the contract. Investment options include variable sub-accounts and general account options. Each variable sub-account, each duration of guarantee period under the guarantee period account and the fixed account that ever received a transfer or purchase payment allocation count as one towards this total of eighteen limit. Transamerica may waive this limit in the future.

         For example, if the owner makes an allocation to the money market variable sub-account and later transfers all amounts out of this money market variable sub-account, it would still count as one for the purposes of the limitation even if it held no value. If the owner transfers from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three. If the owner selects a guarantee period and renews for the same term, the count will be one; but if the owner renews to a guarantee period with a different term, the count will be two.

ACCOUNT VALUE

         Before the annuity date, the account value is equal to: (a) the general account options accumulated value plus (b) the variable accumulated value.

         The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected portfolios as well as the deductions for charges and fees. A valuation period is the period between successive valuation days. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

         Purchase payments allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the purchase payment allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial purchase payment, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of: (a) the date sufficient information, in an acceptable manner and form, is received at our Service Center; or (b) the date our Service Center receives the initial purchase payment. In the case of any additional purchase payment, variable accumulation units for that payment will be credited at the end of the valuation period during which Transamerica receives the payment. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit may go up or down.

         The  net   investment   factor  is  used  to  determine  the  value  of
accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information.

         Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

TRANSFERS

Before the Annuity Date

         Before the annuity date, you may transfer all or any portion of the account value among the variable sub-accounts and the guarantee periods. Transfers are restricted into or out of the fixed account. See "General Account Options" in Appendix A.

         Transfers among the variable sub-accounts and the general account options may be made by submitting a request, in a form and manner acceptable to Transamerica, to the Service Center. The transfer request must specify: (1) the variable sub-account(s) and/or the general account option(s) from which the transfer is to be made; (2) the amount of the transfer; and (3) the variable sub-account(s) and/or general account option(s) to receive the transferred amount. The minimum amount which may be transferred from the variable sub-accounts and the general account options is $1,000. Transfers among the variable sub-accounts are also subject to such terms and conditions as may be imposed by the portfolios.

         When a transfer is made from a guarantee period before the end of its term, the amount transferred may be subject to an interest adjustment. See "The General Account Options" in Appendix A. A transfer from a guarantee period made within 30 days before the last day of its term will not be subject to any interest adjustment.

         Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 18 made during the same contract year. Transamerica reserves the right to waive the transfer fee or vary the number of transfers without charge or not count transfers under certain options or services for purposes of the allowed number without charge. A transfer generally will be effective on the date the request for transfer is received by the Service Center.

         If a transfer reduces the value in a variable sub-account or guarantee period or in the fixed account to less than $1,000, then Transamerica reserves the right to transfer the remaining amount along with the amount requested to be transferred in accordance with the transfer instructions provided by the owner. Under current law, there will not be any tax liability for transfers within the contract.

Other Restrictions

         Transamerica reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. Transamerica has determined that the movement of significant variable sub-account values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities because the portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, Transamerica reserves the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney and to require that each transfer request be made by a separate communication to Transamerica. Transamerica also reserves the right to require that each transfer request be submitted in writing and be manually signed by the owner(s); telephone or facsimile transfer requests may not be allowed.

Telephone Transfers

         Transamerica will allow telephone transfers if the owner has provided proper authorization for such transfers in a form and manner acceptable to Transamerica. Transamerica reserves the right to suspend telephone transfer privileges at any time, for some or all contracts, for any reason. Withdrawals are not permitted by telephone.

         Transamerica will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. In the opinion of certain government regulators, Transamerica may be liable for such losses if it does not follow those procedures. The procedures Transamerica will follow for telephone transfers may include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.

Dollar Cost Averaging

         Prior to the annuity date, the owner may request that amounts be automatically transferred on a monthly basis from a "source account," which is currently either the money market sub-account or the fixed account, to any of the variable sub-accounts by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Other source accounts may be available; call the Service Center for availability.

         Only one source account can be elected at a time. The transfers will begin when the owner requests, but no sooner than one week following, receipt of such request, provided that dollar cost averaging transfers will not commence until the later of (a) 30 days after the contract effective date, or (b) the estimated end of the free look period (allowing 5 days for delivery). Transfers will continue for the number of consecutive months selected by the owner unless
(1) terminated by the owner, (2) automatically terminated by Transamerica because there are insufficient amounts in the source account, or (3) for other reasons as described in the election form. The owner may request that monthly transfers be continued for a term then available by giving notice to the Service Center in a form and manner acceptable to Transamerica within 30 days prior to the last monthly transfer. If no request to continue the monthly transfers is made by the owner, this option will terminate automatically with the last transfer at the end of the term.

         In order to be eligible for dollar cost averaging, the following conditions must be met: (1) the value of the source account must be at least $5,000; (2) the minimum amount that can be transferred out of the source account is $250 per month; and (3) the minimum amount transferred into any other variable sub-account is the greater of $250 or 10% of the amount being transferred. These limits may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made. Dollar cost averaging may not be elected at the same time automatic asset rebalancing is in effect.

         There is currently no charge for the dollar cost averaging option and transfers due to dollar cost averaging currently will not count toward the number of transfers allowed without charge per contract year. Transamerica may charge in the future for dollar cost averaging.

         Dollar cost averaging transfers may not be made to or from the guarantee period account or to the fixed account.

Automatic Asset Rebalancing

         After purchase payments have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the allocation percentages. The owner may instruct Transamerica to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in the owner instructions to Transamerica and accepted by Transamerica. The owner may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. The owner may elect to have amounts allocated among the variable sub-accounts using whole percentages, with a minimum of 10% allocated to each variable sub-account.

         The owner may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a contract year. Transamerica reserves the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. Transamerica may in the future charge for this service and may count the transfers toward those allowed without charge.

         Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.

After the Annuity Date

         If a variable payment option is elected, the owner may make transfers among variable sub-accounts after the annuity date by giving a written request to the Service Center, subject to the following provisions: (1) transfers after the annuity date may be made no more than four times during any contract year; and (2) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $75 monthly payment.

         Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information.

CASH WITHDRAWALS

         The owner of a non-qualified contract may withdraw all or part of the cash surrender value at any time prior to the annuity date by giving a written request to the Service Center. For qualified contracts, reference should be made to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals. See "Federal Tax Matters," page 42. The cash surrender value is equal to the account value, less any account fee, interest adjustment, contingent deferred sales load and premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received along with all completed forms then required by Transamerica. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.

         In the case of a partial withdrawal, you may direct the Service Center to withdraw amounts from specific variable sub-account(s) and/or from the general account options. If the owner does not specify, the withdrawal will be taken pro rata from account value.

         A partial withdrawal request cannot be made if it would reduce the account value to less than $2,000. In that case, the owner will be notified.

         Withdrawal (including surrender) requests generally will be processed as of the end of the valuation period during which the request, including all completed forms, is received. Payment of any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and processing of any transfers will occur within seven days from the date the election is received, except that Transamerica may postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners. The withdrawal request will be effective when all required withdrawal request forms are received. Payments of any amounts derived from a purchase payment paid by check may be delayed until the check has cleared the owner's bank.

         When a withdrawal is made from a guarantee period before the end of its term, the amount withdrawn may be subject to an interest adjustment. See "The General Account Options" in Appendix A.

         Transamerica may delay payment of any withdrawal from the general account options for up to six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment.

         SINCE THE OWNER ASSUMES THE INVESTMENT RISK FOR ALL AMOUNTS IN THE VARIABLE ACCOUNT AND BECAUSE CERTAIN WITHDRAWALS ARE SUBJECT TO A CONTINGENT DEFERRED SALES LOAD AND OTHER CHARGES, THE TOTAL AMOUNT PAID UPON SURRENDER OF THE CONTRACT MAY BE MORE OR LESS THAN THE TOTAL PURCHASE PAYMENTS.

         An owner may elect, under the systematic withdrawal option or automatic payout option (but not both), to withdraw certain amounts on a periodic basis from the variable sub-accounts prior to the annuity date.

         The tax consequences of a withdrawal or surrender are discussed later in this prospectus. See "Federal Tax Matters" page 42.

Systematic Withdrawal Option

         Prior to the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-account(s) on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until the later of (a) 30 days after the contract effective date or (b) the end of the free look period. Withdrawals will be from the variable sub-account(s) and in the percentage allocations that you specify. If no specifications are made, withdrawals will be pro rata based on value from all variable sub-account(s) and general account options with value and any applicable interest adjustment will apply to withdrawals from the guarantee periods. Systematic withdrawals cannot be made from a variable sub-account from which dollar cost averaging transfers are being made and cannot be elected concurrently with the automatic payout option. The systematic withdrawal option is currently not available with respect to the general account options.

         To be eligible for the systematic withdrawal option, the account value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently, the owner can elect any amount over $100 to be withdrawn systematically. The owner may also make partial withdrawals while receiving systematic withdrawals. If the total withdrawals (systematic, automatic, or partial) in a contract year exceed the allowed amount to be withdrawn without charge for that year, any applicable contingent deferred sales load will then apply.

         The withdrawals will continue indefinitely unless terminated. If this option is terminated it may not be elected again until the end of the next 12 full months.

         Transamerica reserves the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a contract year.

         Systematic withdrawals may be taxable and, prior to age 59 1/2, subject to a 10% federal tax penalty. See
"Federal Tax Matters," page 42.

Automatic Payout Option ("APO")

         Prior to the annuity date, for qualified contracts, the owner may elect the automatic payout option (APO) to satisfy minimum distribution requirements under Sections 401(a)(9), 403(b), and 408(b)(3) of the Code. See "Federal Tax Matters" page 38. For IRAs and SEP/IRAs this may be elected no earlier than six months prior to the calendar year in which the owner attains age 701?2, but payments may not begin earlier than January of such calendar year. For other qualified contracts, APO can be elected no earlier than six months prior to the later of when the owner (a) attains age 70 1/2; and (b) retires from employment. Additionally, APO withdrawals may not begin before the later of (a) 30 days after the contract effective date or (b) the end of the free look period. APO may be elected in any calendar month, but no later than the month of the owner's 84th birthday.

         Withdrawals will be from the variable sub-account(s) and in the percentage allocations you specify. If no specifications are made, withdrawals will be pro rata based on account value. Withdrawals can not be made from a variable sub-account from which dollar cost averaging transfers are being made. The APO is not currently available with respect to the general account options. The calculation of the APO amount will reflect the total account value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on value in this contract.

         To be eligible for this option,  the following  conditions must be met:
(1) the account value must be at least $12,000 at the time of election; (2) the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9) or 408(b)(3) or $500. These conditions may change. Currently, withdrawals under this option are only paid annually.

         The withdrawals will continue indefinitely unless terminated. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.

DEATH BENEFIT

         If an owner dies before the annuity date, a death benefit is payable. If death occurs prior to any owner's or joint owner's 85th birthday, the death benefit will be equal to the greatest of (a) the account value, or (b) the sum of all purchase payments made to the contract less withdrawals and applicable premium tax charges, or (c) the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made less withdrawals and applicable premium tax charges since that contract anniversary. If the owner or joint owner dies before the annuity date and after either the deceased owner's or joint owner's 85th birthday, the death benefit is equal to the account value. For purposes of calculating such death benefit, the account value is determined as of the date the benefit is paid. If the owner is not a natural person, the annuitant(s) will be treated as the owner(s) for purposes of the death benefit. For example, if the owner is a trust that allows a person(s) other than the trustee to exercise the ownership rights under this certificate, such person(s) must be named annuitant(s) and will be treated as the owner(s) so the death benefit will be determined based on the age of the annuitant(s).

         An ownership change will be subject to our then current underwriting rules and may decrease the death benefit. However, such reduction will never decrease the death benefit below the account value.

Payment of Death Benefit

         The death benefit is generally payable upon receipt of proof of death of the owner. Upon receipt of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment.

         The death benefit will be determined as of the end of the valuation period during which our Service Center receives both proof of death of the owner or joint owner and the written notice of the settlement option elected by the person to whom the death benefit is payable. If no settlement method is elected, the death benefit will be a lump sum distributed within five years after the owner's death. No contingent deferred sales load nor interest adjustment will apply.

         Until the death benefit is paid, the account value allocated to the variable account remains in the variable account, and fluctuates with investment performance of the applicable portfolio(s). Accordingly, the amount of the death benefit depends on the account value at the time the death benefit is paid, not at the time of death.

Designation of Beneficiaries

         The owner may select one or more beneficiaries by designating the person(s) to receive the amounts payable under this contract if: the owner dies before the annuity date and there is no joint owner, or the owner dies after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time. The interest of any beneficiary who dies before the owner will terminate at time of death of such beneficiary.

         A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

         If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by this contract unless the owner gives us other instructions at the time the beneficiaries are named.

         Transamerica may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name

Death of Owner or Joint Owner Before the Annuity Date

         If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit will be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). For example, the contract will remain in force with the annuitant's surviving spouse as the new annuitant if:

         o        This contract is owned by a trust; and

         o The beneficiary is either the annuitant's surviving spouse or a trust holding the contract solely for the benefit of such spouse.

         The manner in which we will pay the death benefit depends on the status of the person(s) involved in the contract. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

         o        The joint owner, if any,

         o        The beneficiary, if any.

If the owner is not the annuitant:

         o        The joint owner, if any,

         o        The beneficiary, if any,

         o        The annuitant,

         o        The joint annuitant; if any.

If the death benefit is payable to the owner's surviving spouse (or to a trust for the sole benefit of such surviving spouse),

         We will continue this contract with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other that the owner's surviving spouse,

         We will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person(s) selects another option as provided below.

In lieu of the automatic form of death benefit specified above,

         The person(s) to whom the death benefit is payable may elect to receive it:

         o        In a lump sum; or

         o As settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

         Election of either option must be made no later than 60 days prior to the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid,

         We will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

If the death benefit is payable to a non-individual (subject to the special rule for a trust for the sole benefit of a surviving spouse),

         We will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date

         If an owner and an annuitant are not the same individual and the annuitant (or the last of joint annuitants) dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

Death after the Annuity Date

         If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

         Upon the owner's death after the annuity date, any remaining ownership rights granted under this contract will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision

         The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES  AND DEDUCTIONS

         No deductions are currently made from purchase payments (although we reserve the right to charge for any applicable premium tax charges). Therefore, the full amount of the purchase payments are invested in one or more of the variable sub-accounts and/or the general account options.

Contingent Deferred Sales Load

         No deduction for sales charges is made from purchase payments at the time they are made. However, a contingent deferred sales load of up to 6% of purchase payments may be imposed on certain withdrawals or surrenders to partially cover certain expenses incurred by Transamerica relating to the sale of the contract, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

         The contingent deferred sales load percentage varies according to the number of years between when a purchase payment was credited to the contract and when the withdrawal is made. The amount of the contingent deferred sales load is determined by multiplying the amount withdrawn subject to the contingent deferred sales load by the contingent deferred sales load percentage in accordance with the following table. In no event shall the aggregate contingent deferred sales load assessed against the contract exceed 6% of the aggregate purchase payments.

Number of Years Since                                               Contingent Deferred Sales Load
contingent deferred sales load
Receipt of Purchase Payment                                   As a Percentage of Purchase  Payment

Less than one year                                                              6%
1 year but less than 2 years                                                    6%
2 years but less than 3 years                                                   5%
3 years but less than 4 years                                                   5%
4 years but less than 5 years                                                   4%
5 years but less than 6 years                                                   4%
6 years but less than 7 years                                                   2%
7 or more years                                                                 0%

Free Withdrawals - Allowed Amount

         Beginning 30 days after the contract effective date (or the end of the free look period, if later), the owner may make a withdrawal up to the "allowed amount" without incurring a contingent deferred sales load each contract year before the annuity date.

         The allowed amount each contract year is equal to 15% of the total purchase payments received during the last seven years determined as of the last contract anniversary less any withdrawals during the present contract year. In the first contract year, the 15% will be applied to the total purchase payments at the time of the first withdrawal.

         Purchase payments held for seven full years may be withdrawn without charge.

         Withdrawals will be made first from purchase payments on a first-in/first-out basis and then from earnings. The allowed amount may vary depending on the state of issuance. If the allowed amount is not fully withdrawn or paid out during a contract year, it does not carry over to the next contract year.

Free Withdrawals - Living Benefits Rider

         When the contract is purchased, the owner may also elect, in certain states, a Living Benefits Rider for an additional fee, that provides that the contingent deferred sales load will be waived in any of the three following instances:

(1) if the owner receives extended medical care in a licensed hospital or nursing care facility (as defined in the contract) for at least 60 consecutive days, and the request for the withdrawal or surrender, together with proof of such extended care, is received at the Service Center during the term of such care or within 90 days after the last day upon which the owner received such extended care; or

(2) if the owner receives medically required in-home care for at least 60 days and such extended in-home medical care is certified by a qualified medical professional and the owner may also be required to submit other evidence as required by Transamerica such as evidence of medicare eligibility; or

 (3) if the owner becomes terminally ill after the first contract year and the terminal illness is diagnosed by a qualified medical professional and is reasonably expected to result in death within 12 months.

Neither (1) nor (2) apply if the owner is receiving extended medical care in a licensed hospital or nursing care facility or in-home medical care at the time the contract is purchased.

         Transamerica reserves the right to not accept purchase payments after the owner has qualified for any of these waivers. Owner under this rider means either the owner or the joint owner or annuitant(s) if the contract is not owned by an individual. Any withdrawals under this rider on which the contingent deferred sales load is waived will not reduce the allowed amount for the contract year.

Other Free Withdrawals

         In addition, no contingent deferred sales load is assessed: upon annuitization after the first contract year to an option involving life contingencies; upon payment of the death benefit; or upon transfers of account value. Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals (including withdrawals under the systematic withdrawal option or the APO) and full surrenders unless the owner elects to "gross-up" the amount for a partial withdrawal to cover the applicable contingent deferred sales load. The contingent deferred sales load and any premium tax charge applicable to a withdrawal from the guarantee period account will be deducted from the amount withdrawn after the interest adjustment, if any, is applied and before payment is made.

Administrative Charges

         Account Fee

         At the end of each contract year before the annuity date, Transamerica deducts an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The annual account fee is equal to the lesser of $30 or 2% of the account value. The account fee may be increased upon 30 days advance written notice, but in no event may it exceed $60 (or 2% of the account value, if less) per contract year. If the contract is surrendered, the account fee, unless waived, will be deducted from a full surrender before the application of any continent deferred sales load. The account fee will be deducted on a pro rata basis (based on values) from the account value including both the variable sub-accounts and the general account options. No interest adjustment will be assessed on any deduction for the account fee taken from the guarantee period account. The account fee for a contract year will be waived if the account value exceeds $50,000 on the last business day of that contract year or as of the date the contract is surrendered.

         Annuity Fee

         After the annuity date, an annual annuity fee of $30 to help cover processing costs will be deducted in equal amounts from each variable payment made during the year ($2.50 each month if monthly payments). This fee will not be changed but may be waived. No annuity fee will be deducted from fixed payments.

         Administrative Expense Charge

         Transamerica also makes a daily deduction (the administrative expense charge) from the variable account (both before and after the contract date) at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse Transamerica for administrative expenses. Transamerica has the ability in most states to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. Transamerica will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.

Mortality and Expense Risk Charge

         Transamerica deducts a charge for bearing certain mortality and expense risks under the contracts. This is a daily charge at an effective annual rate of 1.20% of the assets in the variable account. Transamerica guarantees that this charge of 1.20% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.

         Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by Transamerica. The mortality risks assumed by Transamerica arise from its contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the contract and to pay death benefits prior to the annuity date.

         The expense risk assumed by Transamerica is the risk that Transamerica's actual expenses in administering the contracts and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for certain options and services.

         If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on Transamerica. Conversely, if this charge is more than sufficient, any excess will be profit to Transamerica. Currently, Transamerica expects a profit from this charge.

         Transamerica anticipates that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the contracts. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of contract distribution, the deficiency will be met from Transamerica's general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Living Benefits Rider Fee

         If the owner elected the Living Benefits Rider when the contract was purchased, a fee will be deducted at the end of each contract month while the rider continues in force. The fee each month will be 1/12 of 0.05% of the account value at that time. The fee is deducted from each variable sub-account pro rata based on the value in each variable sub-account through the cancellation of variable accumulation units. If there is insufficient variable accumulated value, the fee will be deducted pro rata from the values in the general account options (any interest adjustment will apply.) Transamerica reserves the right to waive the interest adjustment for deductions from the guarantee period account for this rider fee.

Premium Tax Charges

         Currently   there  is  no  charge  for   premium   taxes   except  upon
annuitization. However, Transamerica may be required to pay premium or retaliatory taxes currently ranging from 0% to 5%. Transamerica reserves the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date. In some states and jurisdictions, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable law.

Transfer Fee

         Transamerica currently imposes a fee for each transfer in excess of the first 18 in a single contract year. Transamerica will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover Transamerica's costs of processing transfers. Transamerica reserves the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.

Option and Service Fees

         Transamerica reserves the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a contract year.

Taxes

         No charges are currently made for taxes. However, Transamerica reserves the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that Transamerica determines to be attributable to the contracts.

Portfolio Expenses

         The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. A complete description of the fees, expenses, and deductions from the portfolios are found in the portfolios' prospectuses. See "The Portfolios" page 19.

Interest Adjustment

         For a description of the interest adjustment applicable to early withdrawals and transfers from the guaranteed period account, see "The General Account Options -- the Guarantee Period Account" in Appendix A.

Sales in Special Situations

         Transamerica may sell the contracts in special situations that are expected to involve reduced expenses for Transamerica. These instances may include: 1) sales in certain group arrangements, such as employee savings plans;
2) sales to current or former officers, directors and employees (and their families) of Transamerica and its affiliates; 3) sales to officers, directors, and employees (and their families) of the portfolios' investment advisers and their affiliates; and 4) sales to officers, directors, employees and sales agents (registered representatives) (and their families) of broker-dealers and other financial institutions that have sales agreements with Transamerica to sell the contracts. In these situations, 1) the contingent deferred sales load may be reduced or waived, 2) the mortality and expense risk charge or administration charges may be reduced or waived; and/or 3) certain amounts may be credited to the contract account value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the contract account value. These reductions in fees or charges or credits to account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to account value are generally taxable and treated as purchase payments for purposes of income tax and any possible premium tax charge.

SETTLEMENT OPTION  PAYMENTS

Annuity Date

         The annuity date is the date that the annuitization phase of the contract begins. On the annuity date, we will apply the annuity amount (defined below) to provide payments under the settlement option selected by the owner. The annuity date is selected by the owner and may be changed from time to time by the owner by giving notice, in a form and manner acceptable to Transamerica, to the Service Center, provided that notice of each change is received by the Service Center at least thirty (30) days prior to the then-current annuity date. The annuity date cannot be earlier than the first contract anniversary except for certain qualified contracts. The latest annuity date which may be elected is the later of (a) the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitants' 85th birthday, or (b) the first day of the month coinciding with or next following the tenth contract anniversary (but in no event later than the annuitants' or joint annuitants' 97th birthday). The latest allowed annuity date may vary in certain jurisdictions.

         The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available. See "Federal Tax Matters," page 42.

Settlement Option Payments

         The annuity amount is the account value, less any interest adjustment, less any applicable contingent deferred sales load, and less any applicable premium tax charges. Any contingent deferred sales load will be waived if the settlement option payments involve life contingencies and begin on or after the first contract anniversary.

         If the amount of the monthly payment from the settlement option selected by the owner would result in a monthly settlement option payment of less than $150, or if the annuity amount is less than $5,000, Transamerica reserves the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $75 from each variable sub-account from which such payments are made.

         The owner may choose from the settlement options below. Transamerica may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts. Transamerica reserves the right to ask for satisfactory proof of the annuitant's (or joint annuitant's) age. Transamerica may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

         The owner may choose from the two payment options described below. The annuity date and settlement options available for qualified contracts may also be controlled by endorsements, the plan or applicable law.

Election of Settlement Option Forms and Payment Options

         Before the annuity date, and while the annuitant is living, the owner may, by written request, change the settlement option or payment option. The request for change must be received by the Service Center at least 30 days prior to the annuity date.

         In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, Transamerica will make settlement option payments in accordance with the 120 month period certain and life settlement option and the applicable provisions of the contract.

Payment Options

         Owners may elect a fixed or a variable payment option, or a combination of both (in 25% increments of the annuity amount).

         Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the general account options will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the account value in the variable sub-accounts on the annuity date.

Fixed Payment Option

         A fixed payment option provides for payments which will remain constant pursuant to the terms of the settlement option elected. If a fixed payment option is selected, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica, and the amount of payments will be established by the fixed settlement option selected and the age and sex (if sex-distinct rates are allowed by law) of the annuitant(s) and will not reflect investment experience after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate specified in the contract to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.

Variable Payment Option

         A variable  payment  option  provides for payments  that vary in dollar
amount,   based  on  the  investment   performance  of  the  selected   variable
sub-account(s). The variable settlement option purchase rate tables in the contract reflect an assumed annual interest rate of 4%, so if the actual net investment performance of the variable sub-account(s) is less than 4%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-account(s) is higher than 4%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 4% rate, then the dollar amount of the actual payments will remain constant. Transamerica may offer other assumed annual interest rates.

         Variable payments will be based on the variable sub-accounts selected by the owner, and on the allocations among the variable sub-accounts.
         For further details as to the determination of variable payments, see the Statement of Additional Information.

Settlement Option Forms

         The owner may choose any of the settlement option forms described below. Subject to approval by Transamerica, the owner may select any other settlement option form then being offered by Transamerica.

         (1) Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.

         (2) Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant, for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

         The written request for this form must: (a) name the contingent annuitant; and (b) state the percentage of payments to be made after the annuitant dies. Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. Transamerica will require proof of age for the annuitant and for the contingent annuitant before payments start.

         (3) Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of: (a) the annuitant's life; or (b) the period certain. The period certain may be 120 or 180 or 240 months.

         If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the annuitant's death. No benefit will then be payable to the beneficiary.

         If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless the owner provides otherwise.

         The written request for this form must: (a) state the length of the period certain; and (b) name the beneficiary.

         (4) Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue for so long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this form if the annuitant and joint annuitant both die shortly after the annuity date.

         The written request for this form must: (a) name the joint annuitant; and (b) state the percentage of continued payments to be made after the first death. Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. Transamerica will need proof of age for the annuitant and joint annuitant before payments start.

         (5) Other Forms of Payment. Benefits can be provided under other settlement options not described in this section subject to Transamerica's agreement and any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to the Service Center at least 30 days before the annuity date.

         After the annuity date, (a) no changes can be made in the settlement option and payment option; (b) no additional purchase payment will be accepted under the contract; and (c) no further withdrawals will be allowed.

         The owner of a non-qualified contract may, at any time after the annuity date by written notice to us at the Service Center, change the payee of benefits being provided under the contract. The effective date of change in payee will be the latter of: (a) the date we receive the written request for such change; or (b) the date specified by the owner. The owner of a qualified contract may not change payees, except as permitted by the plan, arrangement or federal law.

FEDERAL TAX MATTERS

Introduction

         The following discussion is a general description of federal tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a
distribution   under  the  contract.   Any  person  concerned  about  these  tax
implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         The contract may be purchased on a non-tax qualified basis ("non-qualified contract") or purchased and used in connection with plans or arrangements qualifying for special tax treatment ("qualified contract"). Qualified contracts are designed for use in connection with plans or arrangements entitled to special income tax treatment under Sections 401, 403(b), 408 and 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on the type of retirement plan or arrangement for which the contract is purchased, on the tax and employment status of the individual concerned, and on Transamerica's tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax qualified retirement plan or arrangement and receiving distributions from a qualified contract in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the contract. The following discussion is based on the assumption that the contract qualifies as an annuity for federal income tax purposes and that all purchase payments made to qualified contracts are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

Purchase Payments

         At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange, transfer, conversion or surrender of another annuity contract, Transamerica may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. Transamerica will require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract would require the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract. Transamerica will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

Taxation of Annuities

         In General

         Section 72 of the Code governs taxation of annuities in general. Transamerica believes that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value (e.g., withdrawals or settlement option payments). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a qualified contract, any portion of an interest in the plan) generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

         The owner of any contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

         The following discussion generally applies to a contract owned by a natural person.

         Withdrawals


         With respect to non-qualified contracts, partial withdrawals (including withdrawals under the systematic withdrawal option) are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the contract" at that time. The "investment in the contract" generally equals the amount of non-deductible purchase payments made.

         In the case of a withdrawal from qualified contracts (including withdrawals under the systematic withdrawal option or the automatic payout option), a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan or arrangement. The "investment in the contract" generally equals the amount of non-deductible purchase payments made by or on behalf of any individual. For certain qualified contracts, the "investment in the contract" can be zero. Special tax rules applicable to certain distributions from qualified contracts are discussed below, under "Qualified Contracts."

         If a partial withdrawal from the guarantee period account is subject to an interest adjustment, the account value immediately before the withdrawal will not be altered to take into account the interest adjustment. As a result, for purposes of determining the taxable portion of a partial withdrawal, the account value will be treated as including the amount deducted from the guarantee period account due to the interest adjustment.

         Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

         Settlement  Option Payments

         Although the tax consequences may vary depending on the settlement option elected under the contract, in general a ratable portion of each payment that represents the amount by which the account value exceeds the "investment in the contract" will be taxed based on the ratio of the "investment in the contract" to the total benefit payable; after the "investment in the contract" is recovered, the full amount of any additional settlement option payments is taxable.

         For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract."

         For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the payments for the term selected; however, the remainder of each settlement option payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

         Withholding

         The Code requires Transamerica to withhold federal income tax from withdrawals. However, except for certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

         The withholding rate varies according to the type of distribution and the Owner's tax status. "Eligible rollover distributions" from Section 401(a) plans and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or to an IRA.

         The federal income tax withholding rate for a distribution that is not an "eligible rollover distribution" is 10% of the taxable amount of the distribution.

         Penalty Tax

         There may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the owner attains age 59 1/2; (2) made as a result of death or disability of the owner; or (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a "designated beneficiary." Other exceptions to the tax penalty may apply to certain distributions from a qualified contract.

         Taxation of Death Benefit Proceeds

         Amounts may be distributed from the contract because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which are not excluded from gross income.

         Transfers, Assignments, or Exchanges of the Contract

         For non-qualified contracts, a transfer of ownership of a contract, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified contracts may not be assigned or transferred, except as permitted by the Code or the Employee Retirement Income Security Act of 1974 (ERISA).

         Multiple Contracts

         All deferred non-qualified contracts that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Qualified Contracts

         In General

         The qualified contracts are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

         We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Owners are responsible for determining that contributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

         For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reach age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

         Qualified Pension and Profit Sharing Plans

         Section 401(a) of the Code permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the contract in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefits payments. Purchasers of a contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the contract to their specific needs.

    Individual Retirement Annuities, Simplified Employee Plans and Roth IRAs

         The sale of a contract for use with any IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

         The  contract  is  also   designed  for  use  with  IRA  rollovers  and
contributory IRA's. A contributory IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code.
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as an "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA.


         Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's compensation (including earned income as defined in Code Section 401(c)(2)) and may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

         Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans (SEP/IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP/IRAs are subject to certain Code requirements regarding participation and amounts of contributions.


The contract may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA on a non-deductible basis. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in section 408(a) or 408(b), other than a Roth IRA. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. Purchasers should seek competent advice as to the suitability of the contract for use with Roth IRAs.

         Tax Sheltered Annuities

         Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

         Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

         Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.

         Restrictions under Qualified Contracts

         Other restrictions with respect to the election, commencement, or distribution of benefits may apply under qualified contracts or under the terms of the plans in respect of which qualified contracts are issued. A qualified contract will be amended as necessary to conform to the requirements of the Code.

Taxation of Transamerica

         Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, Transamerica believes that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.

         Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, Transamerica does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains attributable to the variable account, then Transamerica may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contract

         Diversification Requirements

           Section   817(h)  of  the  Code   requires   that  with   respect  to
non-qualified contracts, the investments of the portfolios be "adequately diversified" in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.

         In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

         The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

         Required Distributions

         In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The owner's "designated beneficiary" refers to a natural person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

         The non-qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. All provisions in the contract will be interpreted to maintain such tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract.

Possible Changes in Taxation

         Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the Contracts could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Other Tax Consequences

         As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect Transamerica's understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

         From time to time, Transamerica may advertise yields and average annual total returns for the variable sub-accounts. In addition, Transamerica may advertise the effective yield of the money market variable sub-account. These figures will be based on historical information and are not intended to indicate future performance.

         The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield of a variable sub-account (other than the money market variable sub-account) refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

         The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular contract. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular contract, the yield of that contract will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

         The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account commenced operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment (including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes) as of the last day of each of the periods for which total return quotations are provided.

         Performance information for any variable sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

         Reports and promotional literature may also contain other information including (1) the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report,
Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

         In its advertisements and sales literature, Transamerica may discuss, and may illustrate by graphs, charts, or otherwise, the implications of longer life expectancy for retirement planning, the tax and other consequences of long-term investment in the contract, the effects of the contract's lifetime payout options, and the operation of certain special investment features of the contract -- such as the dollar cost averaging option. Transamerica may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating purchase payments between the general account options and a variable sub-account. Transamerica may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

         Transamerica may from time to time also disclose average annual total return in non-standard formats and cumulative (non-annualized) total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.
         All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

         Transamerica may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio prior to the time the variable account commenced operations.

DISTRIBUTION OF THE CONTRACT

         Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products.

         Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 6% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.

PREPARING FOR YEAR 2000

         As a result of computer systems that may recognize a date of 12/31/00 as the year 1900 rather than the year 2000, disruptions of business activities may occur with the year 2000. In response, Transamerica established in 1997 a "Y2K" committee to address this issue. With regard to the systems and software which administer and affect the contracts, Transamerica has determined that is own internal systems will be Year 2000 compliant. Additionally, Transamerica requires any third party vendor which supplies software or administrative services to Transamerica in connection with the administration of the contracts, to certify that the software or services will be Year 2000 compliant. In determining the variable accumulation unit values for each variable sub-account, Transamerica is reliant upon information received from the portfolios and is confirming that Year 2000 issues will not interfere with this flow of information. As of the date of this prospectus, it is not anticipated that contract owners will experience negative affects on their investment, or on the services received in connection with their contracts, as a result of Year 2000 issues. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of service connection with the year 2000.

LEGAL PROCEEDINGS

         There is no pending, material legal proceeding affecting the variable account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

LEGAL MATTERS

         Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and  sale  of  the  contract  has  been  provided  by  Sutherland,  Asbill
 &  Brennan  LLP.  The  organization  of
Transamerica, its authority to issue the contract and the validity of the form of the contract have been passed upon by James W. Dederer, General Counsel and Secretary of Transamerica. ACCOUNTANTS

         The consolidated financial statements of Transamerica for each of the three years in the period ended December 31, 1997, have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their reports appearing in the Statement of Additional Information, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. There are no audited financial statements for the variable account since it had not commenced operations as of the date of this prospectus.

VOTING RIGHTS

         To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

         The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the contract decrease.

         The number of votes of a portfolio will be determined as of the date coinciding with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective portfolios.

         Shares as to which no timely instructions are received and shares held by Transamerica as to which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

         Each  person  or  entity  having  a  voting   interest  in  a  variable
sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

         It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION

         Transamerica  has filed a  registration  statement  (the  "Registration
Statement") with the Securities and Exchange Commission under the 1933 Act relating to the contract offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract. Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                              Page

THE CONTRACT .....................................................3

NET INVESTMENT FACTOR.............................................3

SETTLEMENT OPTION PAYMENTS........................................3
         Variable Annuity Units and Payments......................3
         Variable Annuity Unit Value..............................3
         Transfers After the Annuity Date ........................4

GENERAL PROVISIONS ...............................................4
         IRS Required Distributions...............................4
         Non-Participating........................................4
         Misstatement of Age or Sex ..............................4
         Proof of Existence and Age ..............................4
         Annuity Data.............................................4
         Assignment...............................................5
         Annual Report............................................5
         Incontestability.........................................5
         Entire Contract..........................................5
         Changes in the Contract..................................5
         Protection of Benefits...................................5
         Delay of Payments........................................5
         Notices and Directions...................................6

CALCULATION OF YIELDS AND TOTAL RETURNS...........................6
         Money Market Sub-Account Yield Calculation...............6
         Other Sub-Account Yield Calculations.....................7
         Standard Total Return Calculations.......................7
         Adjusted Historical Portfolio Performance Data...........8
         Other Performance Data...................................8

HISTORIC PERFORMANCE DATA.........................................8
         General Limitations......................................8
         Adjusted Historical Sub-Account Performance Data.........8

DISTRIBUTION OF THE CONTRACT.....................................18

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................18

STATE REGULATION.................................................18

RECORDS AND REPORTS..............................................18

FINANCIAL STATEMENTS.............................................18

APPENDIX - Accumulation Transfer Formula.........................20
Appendix A

THE GENERAL ACCOUNT OPTIONS

 .........This  prospectus  is generally  intended to serve as a disclosure document  only for the contract and the
variable account. For complete details regarding the general account options, see the contract itself.

 .........The account value allocated to the general account options becomes part of the general account of Transamerica, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act, and Transamerica has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the general account options.

 .........The general  account  options  are part of the general  account of
Transamerica.  The general  account of
Transamerica consists of all the general assets of Transamerica, other than those in the variable account, or in any other separate account. Transamerica has sole discretion to invest the assets of its general account subject to applicable law.

 .........The  allocation  or transfer of funds to the general  account options does not entitle the owner to share in the investment experience of Transamerica's general account.

 .........There are two general account options:  the fixed account and the guarantee period account, as described below.
                                THE FIXED ACCOUNT

 .........Currently,  Transamerica  guarantees  that it will credit interest at a rate of not less than 3% per year,
compounded  annually,  to  amounts  allocated  to the fixed  account  under the contracts.  However,  Transamerica
reserves the right to change the minimum rate according to state  insurance law.  Transamerica  may credit interest
at a rate in excess  of 3% per  year.  There is no  specific  formula  for the determination  of  excess  interest
credits. Some of the factors that the company may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are general economic trends, rates of return currently available and anticipated on the company's investments, regulatory and tax requirements, and competitive factors.

         Any interest credited to amounts allocated to the fixed account in excess of 3% per year will be determined in the sole discretion of Transamerica. The owner assumes the risk that interest credited to the fixed account allocations may not exceed the minimum guarantee of 3% for any given year.

 .........Rates of interest  credited to the fixed  account will be  guaranteed for at least twelve months and will
vary by the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, Transamerica may change the annual rate of interest for that class;
this new annual rate of interest will remain in effect for at least twelve months.  New purchase  payments made to
the contract  which are  allocated to the fixed  account may receive  different rates of interest.  These rates of
interest may differ from those interest rates credited to amounts  transferred from the variable  sub-accounts  or
guarantee period account and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied  under  certain  options and
services Transamerica may be offering.

Transfers

 .........Each  contract  year the owner may  transfer a  percentage  of the value of the fixed  account to variable
sub-accounts or to the guarantee period account. The maximum percentage that may be transferred will be declared annually by Transamerica. This percentage will be determined by Transamerica at its sole  discretion,  but will
not be less  than  10% of the  value  of the  fixed  account  on the  preceding contract  anniversary  and will be
declared each year. Currently, this percentage is 25%. The owner is limited to four transfers from the fixed account each contract year, and the total of all such transfers cannot exceed the current maximum. If Transamerica permits dollar cost averaging from the fixed account to the variable sub-accounts, the above restriction are not applicable.

 .........Generally,  transfers  may  not be made  from  any  variable sub-account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts.
Additionally, transfers may not be made from the fixed account to: 1) any guarantee period; 2) the Transamerica
VIF Money Market Sub-Account; and 3) any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments. Transamerica reserves the right to modify the limitations on transfers to and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.

                          THE GUARANTEE PERIOD ACCOUNT

         The guarantee period account provides a guaranteed fixed rates of interest compounded annually for specific guarantee periods. Amounts allocated to the guarantee period account will be credited with interest of no less than 3% per year. Amounts withdrawn from a guarantee period prior to the end of its guarantee period will be subject to an interest adjustment, as explained below.

         Each guarantee period offers a specified duration with a corresponding guaranteed interest rate. Currently Transamerica is offering three, five and seven year guarantee periods but these may change at any time.

         The owner bears the risk that, after the initial guarantee period, Transamerica will not credit interest in excess of 3% per year to amounts allocated to the guarantee period account.

         Each amount allocated or transferred to the guarantee period account will establish a new guarantee period of a duration selected by the owner from among those then being offered by Transamerica. Every guarantee period offered by Transamerica will have a duration of at least one year. The minimum amount that may be allocated or transferred to a guarantee period is $1,000. Purchase payments allocated to a guarantee period will be credited on the date the payment is received at the Service Center. Any amount transferred from another guarantee period or from a variable sub-account to a guarantee period will establish a new guarantee period as of the effective date of the transfer.

Guarantee Period

         Each guarantee period will have its own guaranteed interest rate and expiration date. The guaranteed interest rate applicable to a guarantee period will depend on the date the guarantee period is established, the duration chosen by the owner and the class of that guarantee period . A guarantee period chosen may not extend beyond the annuity date.

         Transamerica reserves the right to limit the maximum number of guarantee periods that may be in effect at any one time.

         Transamerica will establish effective annual rates of interest for each guarantee period. The effective annual rate of interest established by Transamerica for a guarantee period will remain in effect for the duration of the guarantee period.
         Interest will be credited to a guarantee period based on its daily balance at a daily rate which is equivalent to the guaranteed interest rate applicable to that guarantee period for amounts held during the entire guarantee period. Amounts withdrawn or transferred from a guarantee period prior to its expiration date will be subject to an Interest Adjustment as described below. In no event will the effective annual rate of interest applicable to a guarantee period be less than 3% per year.

Interest Adjustment

         If any amount is withdrawn or transferred from a guarantee period prior to its expiration date (excluding withdrawals for the purpose of paying the death benefit), the amounts withdrawn or transferred will be subject to an interest adjustment. The interest adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The interest adjustment is computed by multiplying the amount withdrawn or transferred by the following factor:

                   [(1 + I) divided by (1 + J + 0.005)]N/12 -1
         where:

         I        is the guaranteed interest rate in effect;

         J is the current interest rate available for a period equal to the number of years remaining in the guarantee period at the time of withdrawal or transfer (fractional years are rounded up to the next full year); and

         N is the number of full months remaining in the term at the time the withdrawal or transfer request is processed.

         In general the interest adjustment will operate to decrease the value upon withdrawal or transfer when the guaranteed interest rate in effect for that allocation is lower than the current interest rate (as of the date of the transaction) that would apply for a guarantee period equal to the number of full years remaining in the guarantee period as of that date. (For purposes of determining the interest adjustment, if the company does not offer a guarantee period of that duration, the applicable current interest rate will be determined by linear interpolation between current interest rates for two periods that are available). If the current interest rate thus determined plus 1/2 of one percent is greater than the guaranteed interest rate, the interest adjustment will be negative and amount withdrawn or transferred will be decreased. However, the value will never be decreased below the initial allocation plus daily interest at 3% interest per year. There are no positive interest adjustments.

Expiration of a guarantee period

         At least 45 days, but not more than 60 days, prior to the expiration date of a guarantee period, Transamerica will notify the owner as to the options available when a guarantee period expires. The owner may elect one of the following:

         (a)      transfer  the amount  held in that  guarantee  period to a new
                  guarantee   period   from  among   those   being   offered  by
                  Transamerica at such time.

         (b) transfer the amount held in that guaranteed period to one or more variable sub-accounts or to another general account option then available.

         Transamerica must receive the owner's notice electing one of these at the Service Center by the expiration date of the guarantee period. If such election has not been received by Transamerica at the Service Center, the amount held in that guarantee period will remain in the guaranteed period account and a new guarantee period of the same duration as the expiring guarantee period, if offered, will automatically be established by Transamerica with a new guaranteed interest rate declared by Transamerica for that guarantee period. The new guarantee period will start on the day following the expiration date of the previous guarantee period.

         If Transamerica is not currently offering guarantee period having the same duration as the expiring guarantee period, the new guarantee period will be the next longer duration, or if Transamerica is not offering a guarantee period longer than the duration of the expiring guarantee period, the next shorter duration. However, no guarantee period can extend beyond the annuity date.

         If the amount held in an expiring guarantee period is less than $1,000, Transamerica reserves the right to transfer such amount to the money market variable sub-account.

Appendix B

Example of Variable Accumulation Unit Value Calculations

         Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488. Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .00367% (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00245. If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53798 (15.5 x 1.00245).

Example of Variable Annuity Unit Value Calculations

         Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been
13.500000. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53163 (13.5 x 1.00245 (the net investment factor) x 0.999893). 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.

Example of Variable Annuity Payment Calculations

         Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

         Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and 13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000. Then the first variable annuity payment would be:

         3,200 x 15.5 x 5.73 divided by 1,000 = $284.21,
 and the number of variable annuity units credited for future payments would be:
         284.21 divided by 13.5 = 21.052444.

         For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be $285.59 (21.052444 x 13.565712).

Appendix C

                 Transamerica Life Insurance and Annuity Company

                              DISCLOSURE STATEMENT
                       for Individual Retirement Annuities

         The following information is being provided to you, the Owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Annuity ("IRA") and summarizes some of the financial and tax consequences of establishing an IRA. Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This disclosure statement is intended to be read together with, and be a part of, the prospectus and the terms used here will have the same meaning as in the prospectus, unless otherwise stated.

         We have filed the Transamerica Life Insurance and Annuity Company's Individual Retirement Annuity ("Transamerica Life IRA") Contract with the IRS for approval. Please note that IRS approval applies only to the form of the contract and does not represent a determination of the merits of such IRA contract.

         It may be necessary for us to amend your Transamerica Life IRA Contract in order for us to obtain or maintain IRS approval. In addition, laws and regulations adopted in the future may require changes to your contract in order to preserve its status as an IRA. We will send you a copy of any such amendment.

         No contribution will be accepted under a SIMPLE plan established by any employer pursuant to Internal Revenue Code Section 408(p). No funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE plan may be transferred or rolled over to your Transamerica Life IRA prior to the expiration of the two (2) year period beginning on the date you first participated in the employer's SIMPLE plan. In addition, depending on the annuity contract you purchased, contributory IRAs may or may not be available. Please refer to your prospectus.

         This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996 (SBA-96), the Health Insurance Portability and Accountability Act of 1996 (HIPAA) and the Tax Relief Act of 1997 (TRA-97). The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on January 1, 1998. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.

         Definitions

Contributions - Purchase Payments or Premiums as applicable to your Contract.

Contract - Certificate or contract as applicable.

Compensation - For purposes of determining allowable contributions, the term "Compensation" includes all earned-income, including net earnings from self-employment and alimony or separate maintenance payments received and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

         Revocation of Your IRA or Roth IRA

         You have the right to revoke your IRA or Roth IRA during the seven calendar day period following its establishment. The establishment of your IRA or Roth IRA will be the contract effective date for your contract. This seven day calendar period may or may not coincide with the free look period of your contract. In order to revoke your IRA or Roth IRA, you must notify us in writing and you must mail or deliver your revocation to us postage prepaid, at: P.O. Box 31848, Charlotte, NC 28231-1848. The date of the postmark (or the date of certification or registration if sent by certified or registered mail) will be considered your revocation date. If you revoke your IRA or Roth IRA during the seven day period, an amount equal to your purchase payment (without any adjustments for items such as administrative expenses, fees, or fluctuation in market value) will be returned to you.

         The rules that apply to a Traditional Individual Retirement Annuity (which is referred to in this Disclosure Statement simply as an "IRA" or as a "Traditional IRA") generally also apply to IRAs under Simplified Employee Pension plans (SEP/IRAs), unless specific rules for SEP/IRAs are stated.

IRA PART I:  TRADITIONAL IRAs

1.       Contributions

         (a) Regular IRA. You may make contributions to a regular IRA in any amount up to the combined tax deductible and non-tax deductible contribution limit described in Part I Section 2 of this Disclosure Statement. Such contributions are also subject to the minimum amount under the contract. Such contributions shall be in cash. Your contribution to a regular IRA for a tax year must be made by the due date (not including extensions) for your federal tax return for that tax year.

         (b) Spousal IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual IRA and may make contributions to those IRAs in accordance with the rules and limits for tax deductible and non-tax deductible contributions contained in Section 219(c) of the Code, which are summarized in Part I, Section 2 of this Disclosure Statement. Such contributions shall be in cash. Your contribution to a Spousal IRA for a tax year must be made by the due date (not including extensions) for your federal income tax return for that tax year.

         (c) Rollover IRA. Rollover contributions are unlimited in dollar amount. These consist of eligible distributions received by you from another IRA or tax-qualified retirement plan. If you elect to make a direct rollover from another IRA, your distribution will be directly deposited into your rollover IRA. However, you may only rollover the amounts from one IRA into another IRA once in any 365-day period. A direct rollover distribution is not taxable until you withdraw the amounts from your rollover IRA, and no income tax will be withheld from the direct rollover distribution. If a distribution is paid to you and you want to roll over all or part of the distributed amount to this IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. Generally, any distribution from a tax-qualified retirement plan, such as a pension plan, 401(k) plan, profit sharing or Keogh plan, can be rolled over unless it is a "minimum required distribution" (see below). A direct transfer from a tax-qualified retirement plan to an IRA is considered a rollover. However, distributions of "after-tax" plan contributions (i.e. amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan) cannot be rolled over to an IRA. In addition, you may not roll over any payment that is a minimum required distribution (as discussed in Part I, Section 4(a)), or that is part of a series of payments that are to be made to you from a tax-qualified retirement plan or IRA that is to be paid to your over your life, life expectancy, or for a period of at least 10 years.

         Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

         (d) Transfers. You may make an initial or subsequent contribution to your Transamerica IRA hereunder by directing a Trustee of an existing individual retirement account or IRA to transfer an amount in cash to this IRA.

         (e) Simplified Employee Pension Plan (SEP/IRA). If an IRA is established that meets the requirements of a SEP/IRA, your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($160,000 for 1998, adjusted for inflation thereafter) or $30,000. The amount of such contribution is not includable in your income as wages for federal income tax purposes. Within that overall limit you may elect to defer up to $10,000 of your compensation in 1998 (as adjusted for inflation in accordance with the Code) if your employer's SEP/IRA plan permits and if the compensation deferral feature was in effect prior to January 1, 1997. The amount of such elective deferral is excludable from your income as wages for federal income tax purposes.

         Your employer is not required to make a SEP/IRA contribution in any year nor make the same percentage contribution each year. But, if contributions are made, they must be made to the SEP/IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If the rules are not met, any SEP/IRA contributions by the employer will be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details, see your employer.

         (f) Responsibility of the Owner. Contributions, rollovers, or transfers to this IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to this IRA.

         2.   Deductibility of Contributions

         (a) Eligibility. If neither you, nor your spouse, is an active participant (see (b) below) and you file a joint income tax return, for each taxable year you and your spouse may contribute up to $4,000 together (but no more than $2,000 to each IRA) if your combined compensation is at least equal to that amount. In this case you and your spouse may take a deduction for the entire amount contributed. If you are an active participant but have an adjusted gross income (AGI) below a certain level (see (c) below), you may make a deductible contribution as under current law. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA is phased out and eventually eliminated. Beginning in 1998, if you are not an active participant (even though your spouse is), you may take a full $2,000 deduction for contributions to an IRA. This deduction is subject to phase out at joint AGI levels between $150,000 and $160,000, and is eliminated for AGI levels above $160,000.

         (b) Active Participant. You are an "active participant" for a year if you participate in a retirement plan. For example, if you participate in a pension plan, profit sharing plan, a 401 plan, certain government plans, a tax-sheltered arrangement under Code Section 403, or a SEP/IRA plan, you are considered to be an active participant. Your Form W-2 for the year should indicate your participation status.

         (c) Adjusted Gross Income (AGI). If you are an active participant, you must look at your AGI for the year (or if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

         Your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:

Married Filing Jointly                                        Unmarried
Taxable       Applicable                                      Taxable           Applicable
Year          Dollar Limitation                               Year              Dollar Limitation
1997...........$40,000                                     1997................ $25,000
1998...........$50,000                                     1998................ $30,000
1999...........$51,000                                     1999................ $31,000
2000...........$52,000                                     2000................ $32,000
2001...........$53,000                                     2001.................$33,000
2002...........$54,000                                     2002.................$34,000
2003...........$60,000                                     2003.................$40,000
2004...........$65,000                                     2004.................$45,000
2005...........$70,000                                     2005 and
2006...........$75,000                                     thereafter...........$50,000
2007 and
thereafter.....$80,000

         If your AGI is less than $10,000 above your Threshold Level ($20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1, 2007) you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (and an additional $2,000 for a Spousal IRA). You can calculate your Deduction Limit as follows:

         10,000 - Excess AGI  x  Maximum Allowable Deduction = Deduction Limit
         -------------------
                  10,000

         For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation.

         If you are married, but you and your spouse lived apart during the entire taxable year and file separate income tax returns, the deductibility of your IRA contribution is calculated as if you were not married.

         You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your earned income.

         (d) Restrictions.No deduction is allowed for (i) contributions other than in cash; (ii) contributions (other than those by an employer to a SEP/IRA) made during the calendar year in which you attain age 70 1/2 or thereafter; or
(iii) for any amount you contribute which was a distribution from another retirement plan ("rollover" contribution). However, the limitations in paragraphs (a) and (c) of this section do not apply to rollover contributions.

              3.  Nondeductible Contributions to IRAs

         Even if you are above the Threshold Level and, thus, may not make a deductible contribution of $2,000 (and an additional $2,000 for a Spousal IRA), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA (and an additional $2,000 for a Spousal IRA). The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a nondeductible contribution even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

         If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year.

         4.   Distributions

         (a) Required Minimum Distributions. Distribution of your IRA must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2 (the required beginning date). You may take required minimum distributions from any IRA you maintain as long as: (i) distributions begin when required; (ii) periodic payments are made at least once a year; and (iii) the amount to be distributed is not less than the minimum required under current federal law. If you own more than one IRA, you can choose whether to take your minimum distribution from one IRA or a combination of your IRAs. A distribution may be made at once in a lump sum, or it may be made in installments. Installment payments must be made in equal or substantially equal amounts over: (i) your life or the joint lives of you and your beneficiary; or
(ii) a period not exceeding your life expectancy (as redetermined annually under IRS tables in the income tax regulations), or the joint life expectancy of you and your beneficiary (as redetermined annually, if that beneficiary is your spouse). Also, special rules may apply if the age difference between you and your designated beneficiary (other than your spouse) is greater than ten year.

         If settlement option payments start prior to the April 1 following the year you turn age 70 1/2, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the death benefit provisions below.

         If you die before the entire interest in your IRA is distributed to you, but after your required beginning date, the entire interest in the IRA must be distributed to your beneficiary at least as rapidly as your IRA was being distributed prior to your death. If you die before your required beginning date and if you have no designated beneficiary, distribution must be completed by December 31 of the calendar year that is five years after your death. If you die before your required beginning date and if you have a designated beneficiary, your designated beneficiary may elect to receive distributions in the form of settlement option payments made in substantially equal installments over the life of life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

         If the  beneficiary is your surviving  spouse,  and you die before your required beginning date your surviving spouse will become the new owner/annuitant and can continue this IRA on the same basis as before your death. If your surviving spouse does not wish to continue this contract as his or her IRA, he or she may elect to receive the death benefit in the form of settlement option payments. Such payments must be in equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the earliest of the following dates: (i) December 31 of the year following the year you died; or (ii) December 31 of the year in which you would have reached the required beginning date if you had not died. Either you or, if applicable, your beneficiary, is responsible for assuring that the required minimum distribution is taken in a timely manner and that the correct amount is distributed.

         (b) Taxation of IRA Distributions.Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and earnings).

         Thus, if you receive a distribution from your IRA and you previously made deductible and nondeductible contributions, you may not take an IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

    Remaining Nondeductible contributions           Total distributions         Nontaxable distributions
    Year-end total IRA balances               X     (for the year)        =     (for the year)

         To figure the year-end total IRA balance, you must treat all of your IRAs as a single IRA. This includes all regular IRAs, as well as SEP/IRAs, and Rollover IRAs. You also add back the distributions taken during the year. Please refer to IRS Publication 590, Individual Retirement Arrangements, for instructions, including worksheets that can assist you in these calculations. Transamerica will report all distributions to the IRS as fully taxable income to you.

         Even if you withdrew all of the money in your IRA in a lump sum, you will not be entitled to use any form of income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution is taxable as a capital gain.

         (c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from your IRA distributions if you received distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you are married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

         5.   Penalties

         (a) Excess Contributions. If at the end of any taxable year your IRA contributions (other than rollovers or transfers) exceed the maximum allowable (deductible and nondeductible) contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions) for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to an additional 10% tax on early distributions. Alternatively, excess contributions for one year maybe withdrawn in a later year or may be carried forward as IRA contributions in the following year to the extent that the excess, when aggregated with your IRA contribution (if any) for the subsequent year, does not exceed the maximum allowable (deductible and nondeductible) amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned to you, or applied as contributions in subsequent years.

         Excess contributions that were withdrawn will not be taxable income to you if you did not take a deduction for the excess amount.

         (b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary (as determined from IRS tables in the income tax regulations). Also, the 10% penalty will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks. Effective for distribution made in 1998 or later, the 10% penalty tax also will not apply to an early distribution made to pay for first-time homebuyer expenses of you or certain family members, or for higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principal residence, including settlement, financing and closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution (excluding any nondeductible contribution included therein) is includable in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution.

         (c) Required Minimum Distributions (RMD). If the RMD rules described in
Part I, Section 4 (a) of this Disclosure Statement apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

         (d) Prohibited Transactions. If you or the beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the IRA, or any interference with the independent status of the
IRA), the IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire IRA (excluding any nondeductible contributions included therein) will be includable in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions. If you pledge your IRA, or your benefits under the contract, as security for a loan, the portion pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion pledged as security in your income that year for federal tax purposes. You may also be subject to early withdrawal penalties, as described in
Part I, Section 5.b.

         (e) Overstatement or Understatement of Nondeductible Contributions. If you overstate your nondeductible IRA contributions on your federal income tax return (without reasonable cause) you may be subject to a penalty. A penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any generally applicable tax, interest, and penalties for which you may be liable if you understate income upon receiving a distribution from your IRA. See Part I,
Section 4(b) of this Disclosure Statement. See Part I, Section 4(b).

IRA PART II:  ROTH IRAs

         1.  Contributions

         (a) Regular Roth IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3 of this Disclosure Statement. Such contributions are also subject to the minimum amount under the Contract. Such contribution shall be in cash. Your contribution for a tax year must be made by the due date (not including extensions) for your federal income tax return for that tax year. Unlike traditional IRAs, you may continue making contributions after you reach age 70 1/2.

         (b) Spousal Roth IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3 of this Disclosure Statement. Such contributions shall be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date (not including extensions) for your federal income tax return for that tax year.

         (c) Rollover Roth IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3.

         (d)  Transfer   Roth  IRA.  You  may  make  an  initial  or  subsequent
contribution hereunder by directing a Trustee of an existing Roth IRA to transfer the assets in that Roth IRA to your new Roth IRA.

         (e) Conversion Roth IRA. You may open a Conversion Roth IRA within 60 days of receiving a distribution form an existing Traditional IRA or by instructing the Trustee or issuer of an existing Traditional IRA to transfer the assets in that Traditional IRA account to your new Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your Adjusted Gross Income ("AGI"), not including the rollover or transfer amount, is greater than $100,000, or if you are married and you and your spouse file separate tax returns, you may not convert a Traditional IRA into a Roth IRA.

         (f) Responsibility of the Owner. Contributions, rollovers, transfers, or conversions to this Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.

         2.  Deductibility of Contributions

         Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax (see Part II, 4(b) below). This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

         3.  Contribution Limits

         Contributions for each taxable year to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $2,000 each year. Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit.

         (a) Regular Roth IRAs. The maximum amount you may contribute to a Regular Roth IRA will depend on the amount of your income. Your maximum $2,000 contribution begins to phase out when your AGI reaches $95,000 (unmarried) or $150,000 (married filing jointly). Under the phase out, your maximum contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 (unmarried) or $160,000 (married filing jointly). If you are married and you and your spouse file separate tax returns, your maximum contribution phases out between $0 and $10,000. You should consult your tax advisor to determine your maximum contribution.

         If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married.

         (b) Spousal Roth IRAs. Contributions to your lower-earning spouse's Spousal Roth IRA may not exceed the lesser of (a) 100% of both spouses' combined compensation minus any Roth or deductible Traditional IRA contribution for the spouse with the higher compensation or (b) $2,000. A maximum of $4,000 may be contributed to both spouses' Spousal Roth IRAs. Contributions can be divided between the spouses' Roth IRAs as you and your spouse wish, but no more than $2,000 can be contributed to either one of the Roth IRAs each year.

         (c) Rollover Roth IRAs. There is no contribution limit on the amounts that you may rollover from another Roth IRA into this Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.

         (d) Transfer Roth IRAs. There is no contribution limit on amounts that you transfer from another Roth IRA into this Roth IRA.

         (e) Conversion Roth IRAs. There is no contribution limit on amounts that you convert from your Traditional IRA into this Roth IRA if you are eligible to open a Conversion Roth IRA as described above. However, the distribution proceeds from your Traditional IRA are includable in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax (described below) if the distribution proceeds are deposited to your Rollover Roth IRA within 60 days. You may roll over a distribution from any single Traditional IRA to a conversion Roth IRA or any other IRA only once in any 365-day period.

         You can also open a Conversion Roth IRA by instructing the issuer, custodian or trustee of your existing Traditional IRA to transfer your Traditional IRA assets to a Roth IRA, which will be the successor to your existing Traditional IRA. The transfer will be treated as a distribution from your Traditional IRA, and that amount will be includable in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% distribution penalty tax.

         For tax years before 1999, if you make a rollover or transfer from a Traditional IRA to a Roth IRA, the income tax due upon distribution from the Traditional IRA is payable ratably over four years beginning in the year of the conversion.

         Also, consult your tax advisor before combining amounts in a Conversion Roth IRA with any regular contributions or with amounts rolled over or transferred into the Conversion IRA in other tax years.

         4.   Distributions

         (a) Required Minimum Distribution. Unlike a Traditional IRA, there are no rules that require that distribution be made to you from your Roth IRA during your lifetime.

         If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your designated beneficiary may elect to take distributions in the form of settlement option payments made in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

         If your beneficiary is your surviving spouse, he or she will become a new owner/annuitant and can continue this Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue this Contract as his or her Roth IRA, he or she may elect to receive the death benefit in the form of settlement option payments. Such payments must be in equal amounts over your spouse's life or a period not extending beyond his or her expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the earliest of the following dates: (i) December 31 of the year following the year you died; or (ii) December 31 of the year in which you would have reached age 701/2.

         Your beneficiary is responsible for assuring that the required minimum distribution following your death is taken in a timely manner and that the correct amount is distributed.

         (b) Taxation of Roth IRA Distributions. The amounts that you withdraw from your Roth IRA are generally tax-free. However, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2 , or within 5 years of your first contribution to the Roth IRA, or within 5 years of a contribution rolled over, transferred, or converted from a Traditional IRA, will generally be treated as an early distribution subject to regular income tax. No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution or the rollover or transfer contribution from a Traditional IRA to the Roth IRA, where the withdrawal is made (i) upon your death or disability, or (ii) to pay first-time homebuyer expenses of you or certain family members. Note that for amounts converted from a Traditional IRA to a Roth IRA, the five-year period applies separately to amounts converted. No portion of your distribution is taxable as a capital gain.

         (c) Withholding. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option tax will be withheld in the same manner as taxes withheld on wages, calculated as if you are married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

         5.   Penalties

         (a) Excess Contributions. If at the end of any taxable year your Roth IRA contributions (other than rollovers, transfers, or conversions) exceed the maximum allowable contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return (including extensions) for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to an additional 10% tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your Roth IRA contribution (if any) for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned to your nor applied as contributions in subsequent years.

         (b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 , or within 5 years of your first contribution to the Roth IRA, or within 5 years of a contribution rolled over, transferred or converted from a Traditional IRA, constitutes an early distribution subject a 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary (as determined from IRA tables in the income tax regulations). Also, the 10% penalty will not apply if distributions are used to pay for medical expenses in excess of 7.5% or your AGI, or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks. The 10% penalty tax also will not apply to an early distribution made to pay for first-time homebuyer expenses for you or certain family members, or for higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including settlement, financing and closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.

         In addition, it is likely that the law will change in 1998 to provide retroactively that if amounts transferred, rolled over, or converted from a Traditional IRA to a Roth IRA are withdrawn before five years, (i) the entire amount that was transferred or rolled over, not just the earnings, may be subject to the 10% penalty tax, and (ii) an additional 10% tax may apply if the amounts transferred, rolled over, or converted were (or are to be) included in income ratably over four years. Special rules may apply to withdrawals from a Roth IRA that includes both amounts transferred, rolled over or converted from a Traditional IRA and annual contributions to the Roth IRA; for that reason, it may be advisable to establish separate Roth IRAs for amounts transferred, rolled over, or converted and annual contributions.

         (c)  Required   Distributions  Upon  Death.  If  the  required  minimum
distribution rules described in Part II, Section 4(a) of this Disclosure Statement apply to your beneficiary and if the amount distributed in during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

         (d) Prohibited Transactions. If you or the beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA), the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includable in your gross income; and, if at the time of the prohibited transaction, you are under age 59 1/2 or it is within five years of your first contribution to the Roth IRA, or within five years of a rollover, transfer or conversion from a Traditional IRA, you may also be subject to the 10% penalty tax on early distributions. If you pledge your Roth IRA, or your benefits under the contract, as a security for a loan, the portion pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.

PART III:  OTHER INFORMATION

         1.   Federal Estate and Gift Taxes

         Any amount distributed from your IRAs or Roth IRAs upon your death may be subject to federal estate tax, although certain credits and deductions may be available. The exercise or non-exercise of an option to pay an annuity to your beneficiary at or after your death will not be considered a transfer for gift tax purposes under Code Section 2517.

         2.   Tax Reporting

         You need not file IRS Form 5329 with your income tax return unless during the taxable year there is an excess contribution to, an early distribution from, or insufficient minimum required distributions from your IRA or Roth IRA. You must report contributions to, and distributions from your IRA and Roth IRA (including the year end aggregate account balance of all IRAs and Roth IRA) on your federal income tax return for the year. For Traditional IRA, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible.

         3.   Vesting

Your interest in your IRA and Roth IRA must be non-forfeitable at all times.

         4.   Exclusive Benefit

         Your interest in your IRA and Roth IRA is for the exclusive benefit of you and your beneficiaries.

         5.  Publication 590

         Additional information about your IRA or Roth IRA can be obtained from any district office of the IRS and by calling 1-800-TAX-FORM for a free copy of Publication 590, Individual Retirement Arrangements.

Please  forward   (without  charge)  a  copy  of  the  Statement  of  Additional
Information concerning the Transamerica Seriessm - Transamerica Classicsm Variable Annuity issued by Transamerica Life Insurance and Annuity Company to:

               (Please print or type and fill in all information)


         --------------------------------------------------
         Name

         --------------------------------------------------
         Address

         --------------------------------------------------
         City/State/Zip

         --------------------------------------------------


         Date: ________________________              Signed

Return to Transamerica Life Insurance and Annuity Company, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202.

                             TRANSAMERICA SERIES sm
                    TRANSAMERICA CLASSIC sm VARIABLE ANNUITY

                  Contract Form 4-701 Certificate Form TCG-311

            Issued by Transamerica Life Insurance and Annuity Company
       401 North Tryon Street, Suite 700, Charlotte, North Carolina, 28202


VIM 119-598

                     STATEMENT OF ADDITIONAL INFORMATION FOR
                            TRANSAMERICA SERIES sm -
                             TRANSAMERICA CLASSIC sm
                                VARIABLE ANNUITY

                                    Issued By
                 Transamerica Life Insurance and Annuity Company

         This statement of additional information expands upon subjects discussed in the May 1, 1998, prospectus for the Transamerica Classic sm Variable Annuity ("contract") issued by Transamerica Life Insurance and Annuity Company ("Transamerica") through Separate Account VA-6. The owner may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance and Annuity Company, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202 or calling 800-420-7749. Terms used in the current prospectus for the contract are incorporated into this statement.

         The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used herein refers to both the individual contract and the certificates issued under the group contract.



   THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.











                                   May 1, 1998

TABLE OF CONTENTS                                             Page

THE CONTRACT ....................................................3

NET INVESTMENT FACTOR............................................3

SETTLEMENT OPTION PAYMENTS.......................................3
         Variable Annuity Units and Payments.....................3
         Variable Annuity Unit Value.............................3
         Transfers After the Annuity Date .......................4

GENERAL PROVISIONS ..............................................4
         IRS Required Distributions..............................4
         Non-Participating.......................................4
         Misstatement of Age or Sex .............................4
         Proof of Existence and Age .............................4
         Annuity Data............................................4
         Assignment..............................................5
         Annual Report...........................................5
         Incontestability........................................5
         Entire Contract.........................................5
         Changes in the Contract.................................5
         Protection of Benefits..................................5
         Delay of Payments.......................................5
         Notices and Directions..................................6

CALCULATION OF YIELDS AND TOTAL RETURNS..........................6
         Money Market Sub-Account Yield Calculation..............6
         Other Sub-Account Yield Calculations....................7
         Standard Total Return Calculations......................7
         Adjusted Historical Portfolio Performance Data..........8
         Other Performance Data..................................8

HISTORIC PERFORMANCE DATA........................................8
         General Limitations.....................................8
         Adjusted Historical Sub-Account Performance Data........8

DISTRIBUTION OF THE CONTRACT....................................18

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS..........................18

STATE REGULATION................................................18

RECORDS AND REPORTS.............................................18

FINANCIAL STATEMENTS............................................18

APPENDIX - Accumulation Transfer Formula........................20

THE CONTRACT

 .........  The  following  pages  provides  additional  information about the contract which may be of interest to some owners.

NET INVESTMENT FACTOR

         For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus
(c) minus (d):

         Where (a) is:

         The net asset value per share held in the sub-account, as of the end of the valuation period; plus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; plus or minus a per-share charge or credit as Transamerica may determine, as of the end of the valuation period, for taxes.

         Where (b) is:

         The net asset value per share held in the sub-account as of the end of the last prior valuation period.

         Where (c) is:

         The daily charge of 0.00329% (1.20% annually) for the mortality and expense risk charge times the number of calendar days in the current valuation period.

         Where (d) is:

         The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.00096% (0.35% annually).

         A valuation day is defined as any day that the New York Stock Exchange is open.

SETTLEMENT OPTION PAYMENTS The variable settlement options provide for payments that fluctuate in dollar amount, based on the investment performance of the selected variable sub-account(s).

Variable Annuity Units and Payments

         For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the contract; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

         The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

Variable Annuity Unit Value

         The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below.

         The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. Transamerica may offer other assumed interest rates than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

Transfers After the Annuity Date

         After the annuity date, the owner may transfer variable annuity units from one sub-account to another, subject to certain limitations. See "Transfers" page 27 of the prospectus. The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. Transamerica reserves the right to change this day of the month.

         The formula used to determine a transfer after the annuity date can be found in the Appendix to this statement of additional information.

GENERAL PROVISIONS

IRS Required Distributions

         If any owner under a non-qualified contract dies before the entire interest in the contract is distributed, the value generally must be distributed to the designated beneficiary so that the contract qualifies as an annuity under the Code. (See "Federal Tax Matters" page 42 of the prospectus.)

Non-Participating

         The contract is non-participating. No dividends are payable and the contract will not share in the profits or surplus earnings of Transamerica.

Misstatement of Age or Sex

         If the age or sex of the annuitant or any other measuring life has been misstated in the application, the settlement option payments under the contract will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Any overpayments or underpayments by Transamerica as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

         Before making any payment under the contract, Transamerica may require proof of the existence and/or proof of the age of the annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the contract.

Annuity Data

         Transamerica will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Assignment

         No assignment of a contract will be binding on Transamerica unless made in writing and given to Transamerica at the Service Center. Transamerica is not responsible for the adequacy of any assignment. The owner's rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.

Annual Report

         At least once each contract year prior to the annuity date, the owner will be given a report of the current account value allocated to each sub-account of the variable account and any general account option. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability

         Each contract is incontestable from the contract effective date except in certain states where medical questions are required on the application for the optional Living Benefits Rider.

Entire Contract

         Transamerica has issued the contract in consideration and acceptance of the payment of the initial purchase payment and certain required information in an acceptable form and manner or, where state law requires, the application. In those states that require a written application, a copy of the application is attached to and is part of the contract and along with the contract constitutes the entire contract.

         The group annuity contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity contract. The owner has all rights and benefits under the individual certificate issued under the group contract.

Changes in the Contract

         Only two authorized officers of Transamerica, acting together, have the authority to bind Transamerica or to make any change in the individual contract or the group contract or individual certificates thereunder and then only in writing. Transamerica will not be bound by any promise or representation made by any other persons.

         Transamerica may change or amend the individual contract or the group contract or individual certificates thereunder if such change or amendment is necessary for the individual contract or the group contract or individual certificates thereunder to comply with any state or federal law, rule or regulation.

Protection of Benefits

         To the extent permitted by law, no benefit (including death benefits) under the contract will be subject to any claim or process of law by any creditor.

Delay of Payments

         Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that Transamerica may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.
         In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in a acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new purchase payments, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.

         Transamerica may delay payment of any withdrawal from any general account options for a period of not more than six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment. See "Cash Withdrawals" page 30 of the prospectus.

Notices and Directions

         Transamerica  will  not  be  bound  by  any  authorization,  direction,
election  or  notice  which  is  not,  in  a  form  and  manner   acceptable  to
Transamerica, and received at the Service Center.

         Any written notice requirement by Transamerica to the owner will be satisfied by our mailing of any such required written notice, by first-class mail, to the owner's last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

         In accordance with regulations adopted by the Commission, Transamerica is required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

         The Commission also permits Transamerica to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of purchase payments) that may be applicable to a contract.

Other Sub-Account Yield Calculations

         Transamerica may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

             YIELD=        2[{a-b + 1}6 -  1]
                                 cd

         Where:

         a = net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.
         b = expenses for the sub-account accrued for the period (net of reimbursements). c = the average daily number of variable accumulation units outstanding during the period. d = the maximum offering price per variable accumulation unit on the last day of the period.

         Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all contracts. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular contract. Contingent deferred sales load range from 6% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each purchase payment.

         Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

         Transamerica may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}n = ERV

         Where:
         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment  made at the  beginning  of the one,  five or
                           ten-year  period  at the  end of the  one,  five,  or
                           ten-year  period  (or  fractional   portion  of  such
                           period).

         All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales loads that may be applicable to a particular period.

Adjusted Historical Portfolio Performance Data

         Transamerica may also disclose "historic" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of contract charges currently in effect.

         This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

Other Performance Data

         Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

         Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

         CTR = {ERV/P} -  1

         Where:
         CTR =             the cumulative total return net of sub-account
recurring charges for the period.
         ERV =             ending  redeemable  value of a hypothetical  $1,000
payment at the beginning of the one,
                           five, or ten-year period at the end of the one, five,
                           or  ten-year  period  (or  fractional  portion of the
                           period).
         P =               a hypothetical initial payment of $1,000.

         All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORIC PERFORMANCE DATA

         General Limitations

         The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

         Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. Transamerica has no reason to doubt the accuracy of the figures provided by the portfolios. Transamerica has not verified these figures.

Adjusted Historical Sub-Account Performance Data

         The charts below show adjusted historical performance date for seventeen sub-accounts for the periods, prior to the inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the contracts. These figures are not an indication of the future performance of the sub-accounts.
         The dates next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio. The Transamerica VIF Money Market portfolio has not yet commenced operations. The sub-accounts will commence operations January 2, 1998. Hence, there is no actual performance data for these sub-accounts.

Notes:

1. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

2. The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at the time of the transaction there was $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

Adjusted Historical Performance Data Charts

1.        Average Annual Total Returns - Assuming surrender but no Living
Benefits Rider

2.        Average Annual Total Returns - Assuming surrender and Living Benefit
 Rider

3.        Average Annual Total Returns - Assuming no surrender or Living
Benefits Rider

4. Average Annual Total Returns - Assuming no surrender but reflecting Living Benefits Rider

5.        Cumulative Returns - Assuming surrender but no Living Benefits Rider

6.        Cumulative Returns - Assuming surrender and Living Benefits Rider

7.        Cumulative Returns - Assuming no surrender or Living Benefits Rider

8.        Cumulative Returns - Assuming no surrender but reflecting Living
Benefits Rider

1.        Average Annual Total Returns - Assuming surrender but no Living
Benefits Rider

         Average annual total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional Living Benefits Rider.


---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of
       operation of              ending         12/31/97          ending      ending 12/31/97  portfolio operations
 corresponding portfolio)       12/31/97                         12/31/97                           to 12/31/97
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &          31.06%          27.44%           15.51%            N/A               12.19%
Growth (11/14/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &            23.15%          26.98%           17.27%            N/A               13.57%
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier             28.33%          30.98%           19.04%            N/A               19.74%
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital              21.74%          26.34%            N/A              N/A               18.06%
Appreciation (4/27/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap            12.11%          18.53%           24.28%            N/A               41.92%
(8/30/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced             16.11%          18.23%            N/A              N/A               14.13%
(9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide            16.53%          23.35%            N/A              N/A               20.63%
Growth (9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth          16.38%            N/A             N/A              N/A               20.19%
(7/23/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income         23.96%            N/A             N/A              N/A               24.33%
(10/8/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/25/95)       14.66%            N/A             N/A              N/A               19.04%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF Fixed          3.26%             N/A             N/A              N/A                3.30%
Income (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF High           6.83%             N/A             N/A              N/A                6.85%
Yield (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF                -2.76%            N/A             N/A              N/A               -2.77%
International Magnum
(1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           16.08%          27.04%           17.94%            N/A               18.63%
Managed (7/31/88) (3)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           16.40%          16.49%           12.66%            N/A               13.83%
Small Cap (7/31/88) (1)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth          45.11%          41.99%           29.82%          24.22%              18.18%
(12/1/80) (2)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money            N/A              N/A             N/A              N/A                 N/A
Market (1/1/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------






2.       Average Annual Total Returns - Assuming surrender and reflecting Living
         Benefits Rider Average annual total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of purchase payments) and optional Living Benefits Rider fee of 0.05% per annum.

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of
       operation of              ending         12/31/97          ending      ending 12/31/97  portfolio operations
 corresponding portfolio)       12/31/97                         12/31/97                           to 12/31/97
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &          30.99%          27.38%           15.45%            N/A               12.13%
Growth (11/14/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &            23.08%          26.92%           17.21%            N/A               13.51%
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier             28.27%          30.91%           18.98%            N/A               19.68%
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital              21.67%          26.27%            N/A              N/A               18.00%
Appreciation (4/27/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap            12.05%          18.47%           24.21%            N/A               41.85%
(8/30/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced             16.05%          18.17%            N/A              N/A               14.08%
(9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide            16.47%          23.29%            N/A              N/A               20.57%
Growth (9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth          16.32%            N/A             N/A              N/A               20.10%
(7/23/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income         23.90%            N/A             N/A              N/A               24.27%
(10/8/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/25/95)       14.60%            N/A             N/A              N/A               18.98%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF Fixed          3.23%             N/A             N/A              N/A                3.24%
Income (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF High           6.78%             N/A             N/A              N/A                6.80%
Yield (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF                -2.81%            N/A             N/A              N/A               -2.82%
International Magnum
(1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           16.02%          26.97%           17.88%            N/A               18.57%
Managed (7/31/88) (3)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           16.34%          16.43%           12.60%            N/A               13.77%
Small Cap (7/31/88) (1)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth          45.03%          41.92%           29.76%          24.16%              18.12%
(12/1/80) (2)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money            N/A              N/A             N/A              N/A                 N/A
Market (1/1/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------






3.        Average Annual Total Returns - Assuming no surrender or Living Benefits Rider

         Non-standard  average annual total returns for periods since  inception
of  the  portfolio,   including  adjusted  historical   performance,   for  each
sub-account are as follows. These figures include mortality and expenses charges of 1.20% per  annum,  administrative  expenses  charge of 0.15% per annum and an account fee of $30 per annum  adjusted  for  average  account  size,  but do not reflect any applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional  Living Benefits
Rider.

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of
       operation of              ending         12/31/97          ending      ending 12/31/97  portfolio operations
 corresponding portfolio)       12/31/97                         12/31/97                           to 12/31/97
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &          36.16%          28.31%           15.89%            N/A               12.19%
Growth (11/14/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &            28.25%          27.86%           17.63%            N/A               13.69%
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier             33.43%          31.80%            N/A              N/A               20.02%
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital              26.84%          27.22%            N/A              N/A               18.45%
Appreciation (4/27/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap            17.21%          19.53%           24.56%            N/A               41.92%
(8/30/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced             21.21%          19.23%            N/A              N/A               14.64%
(9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide            21.63%          24.28%            N/A              N/A               21.16%
Growth (9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth          21.48%            N/A             N/A              N/A               21.75%
(7/23/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income         29.06%            N/A             N/A              N/A               25.78%
(10/8/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/25/95)       19.76%            N/A             N/A              N/A               20.38%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF Fixed          8.39%             N/A             N/A              N/A                8.41%
Income (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF High           11.93%            N/A             N/A              N/A               11.97%
Yield (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF                2.34%             N/A             N/A              N/A                2.35%
International Magnum
(1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           21.18%          27.91%           18.29%            N/A               18.63%
Managed (7/31/88) (3)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           21.50%          17.53%           13.08%            N/A               13.83%
Small Cap (7/31/88) (1)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth          50.21%          42.69%           30.06%          24.22%              18.18%
(12/1/80) (2)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money            N/A              N/A             N/A              N/A                 N/A
Market (1/1/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------




4.       Average Annual Total Returns - Assuming no surrender but reflecting Living Benefits Rider

         Non-standard  average annual total returns for periods since  inception
of  the  portfolio,   including  adjusted  historical   performance,   for  each
sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum,  administrative  expenses  charge of 0.15% per annum and, an account fee of $30 per annum  adjusted  for  average  account  size,  but do not reflect any  applicable  contingent  deferred sales load (maximum 6% of purchase payments). They do reflect deduction of the fee for the optional Living Benefits
Rider Fee of 0.05% per annum.

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of
       operation of              ending         12/31/97          ending      ending 12/31/97  portfolio operations
 corresponding portfolio)       12/31/97                         12/31/97                           to 12/31/97
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &          36.09%          28.25%           15.83%            N/A               12.13%
Growth (11/14/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &            28.18%          27.79%           17.57%            N/A               13.63%
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier             33.37%          31.73%           19.32%            N/A               19.96%
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital              26.77%          27.16%            N/A              N/A               18.39%
Appreciation (4/27/93)                                                                                  6%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap            17.15%          19.47%           24.50%            N/A               41.85%
(8/30/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced             21.15%          19.17%            N/A              N/A               14.58%
(9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide            21.57%          24.22%            N/A              N/A               21.10%
Growth (9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth          21.42%            N/A             N/A              N/A               21.69%
(7/23/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income         29.00%            N/A             N/A              N/A               25.72%
(10/8/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/25/95)       19.70%            N/A             N/A              N/A               20.32%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF Fixed          8.33%             N/A             N/A              N/A                8.36%
Income (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF High           11.88%            N/A             N/A              N/A               11.91%
Yield (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF                2.29%             N/A             N/A              N/A                2.30%
International Magnum
(1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           21.12%          27.84%           18.23%            N/A               18.57%
Managed (7/31/88) (3)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           21.44%          17.47%           13.02%            N/A               13.77%
Small Cap (7/31/88) (1)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth          50.13%          42.62%           30.00%          24.16%              18.12%
(12/1/80) (2)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money            N/A              N/A             N/A              N/A                 N/A
Market (1/1/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------




5.       Cumulative Returns - Assuming surrender but no Living Benefits Rider

         Adjusted historical standard cumulative total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional Living Benefits Rider.

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of
       operation of              ending         12/31/97          ending      ending 12/31/97  portfolio operations
 corresponding portfolio)       12/31/97                         12/31/97                           to 12/31/97
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &          31.06%          107.00%         105.63%            N/A               185.94%
Growth (11/14/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &            23.15%          104.76%         121.80%            N/A               142.70%
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier             28.33%          124.70%           N/A              N/A               170.27%
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital              21.74%          101.66%           N/A              N/A               117.54%
Appreciation (4/27/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap            12.11%          66.51%          196.43%            N/A              1207.41%
(8/30/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced             16.11%          65.26%            N/A              N/A               76.65%
(9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide            16.53%          87.70%            N/A              N/A               124.16%
Growth (9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth          16.38%            N/A             N/A              N/A               56.65%
(7/23/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income         23.69%            N/A             N/A              N/A               62.63%
(10/8/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/25/95)       14.66%            N/A             N/A              N/A               52.95%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF Fixed          3.26%             N/A             N/A              N/A                3.29%
Income (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF High           6.83%             N/A             N/A              N/A                6.83%
Yield (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF                -2.76%            N/A             N/A              N/A               -2.76%
International Magnum
(1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           16.08%          105.01%         128.17%            N/A               400.31%
Managed (7/31/88) (3)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           16.40%          58.08%           81.48%            N/A               139.00%
Small Cap (7/31/88) (1)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth          45.11%          186.28%         268.75%          775.02%            1636.62%
(12/1/80) (2)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money            N/A              N/A             N/A              N/A                 N/A
Market (1/1/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------


6.    Cumulative Returns - Assuming surrender and Living Benefits Rider

         Adjusted historical standard cumulative total returns for periods since inception of the portfolio for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of purchase payments) and the optional Living Benefits Rider Fee of 0.05% per annum.

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of
       operation of              ending         12/31/97          ending      ending 12/31/97  portfolio operations
 corresponding portfolio)       12/31/97                         12/31/97                           to 12/31/97
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &          30.99%          106.68%         105.11%            N/A               184.64%
Growth (11/14/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &            23.08%          104.45%         121.24%            N/A               141.85%
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier             28.27%          124.36%         138.47%            N/A               169.52%
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital              21.67%          101.35%           N/A              N/A               117.03%
Appreciation (4/27/93)                                                                                  6%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap            12.05%          66.25%          195.68%            N/A              1202.63%
(8/30/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced             16.05%          65.01%            N/A              N/A               76.27%
(9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide            16.47%          87.41%            N/A              N/A               123.67%
Growth (9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth          16.32%            N/A             N/A              N/A               56.45%
(7/23/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income         23.90%            N/A             N/A              N/A               62.45%
(10/8/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/25/95)       14.60%            N/A             N/A              N/A               52.76%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF Fixed          3.23%             N/A             N/A              N/A                3.23%
Income (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF High           6.78%             N/A             N/A              N/A                6.78%
Yield (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF                -2.81%            N/A             N/A              N/A               -2.81%
International Magnum
(1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           16.02%          104.70%         127.59%            N/A               397.96%
Managed (7/31/88) (3)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           16.34%          57.84%           81.02%            N/A               237.41%
Small Cap (7/31/88) (1)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth          45.03%          185.85%         267.82%          770.67%            1621.85%
(12/1/80) (2)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money            N/A              N/A             N/A              N/A                 N/A
Market (1/1/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------


7.       Cumulative Returns - Assuming no surrender or Living Benefits Rider

         Adjusted historical  non-standard  cumulative total returns for periods since  inception of the  portfolio  for each  sub-account  are as follow.  These
figures   include   mortality   and   expenses   charges  of  1.20%  per  annum,
administrative  expenses charge of 0.15% per annum and an account fee of $30 per annum  adjusted  for average  account  size but do not  reflect  any  applicable contingent  deferred sales load (maximum of 6% of purchase  payments) and do not reflect any fee deduction for the optional Living Benefits Rider.


---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of
       operation of              ending         12/31/97          ending      ending 12/31/97  portfolio operations
 corresponding portfolio)       12/31/97                         12/31/97                           to 12/31/97
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &          36.16%          111.25%         109.03%            N/A               185.94%
Growth (11/14/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &            28.25%          109.01%         125.20%            N/A               144.40%
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier             33.43%          128.95%           N/A              N/A               173.67%
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital              26.84%          105.92%           N/A              N/A               120.94%
Appreciation (4/27/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap            17.21%          70.76%          199.83%            N/A              1207.41%
(8/30/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced             21.21%          69.51%            N/A              N/A               80.05%
(9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide            21.63%          91.95%            N/A              N/A               128.41%
Growth (9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth          21.48%            N/A             N/A              N/A               61.75%
(7/23/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income         29.06%            N/A             N/A              N/A               66.88%
(10/8/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/25/95)       19.76%            N/A             N/A              N/A               57.20%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF Fixed          8.39%             N/A             N/A              N/A                8.39%
Income (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF High           11.93%            N/A             N/A              N/A               11.93%
Yield (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF                2.34%             N/A             N/A              N/A                2.34%
International Magnum
(1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           21.18%          109.26%         131.57%            N/A               400.31%
Managed (7/31/88) (3)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           21.50%          62.33%           84.88%            N/A               239.00%
Small Cap (7/31/88) (1)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth          50.21%          190.53%         272.15%          775.02%            1636.62%
(12/1/80) (2)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money            N/A              N/A             N/A              N/A                 N/A
Market (1/1/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------




8.       Cumulative Returns - Assuming no surrender but reflecting Living Benefits Rider

         Adjusted historical  non-standard  cumulative total returns for periods since  inception of the  portfolio  for each  sub-account  are as follow.  These
figures   include   mortality   and   expenses   charges  of  1.20%  per  annum,
administrative  expenses charge of 0.15% per annum and an account fee of $30 per annum  adjusted  for average  account  size,  but do not reflect any  applicable contingent  deferred  sales load  (maximum  6% of  purchase  payments).  They do reflect  deductions  of the fee for the optional  Living  Benefits  Rider Fee of
0.05% per annum.


---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of
       operation of              ending         12/31/97          ending      ending 12/31/97  portfolio operations
 corresponding portfolio)       12/31/97                         12/31/97                           to 12/31/97
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &          36.09%          110.93%         108.51%            N/A               184.64%
Growth (11/14/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &            28.18%          108.70%         124.64%            N/A               143.55%
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier             33.37%          128.61%         141.87%            N/A               172.92%
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital              26.77%          105.60%           N/A              N/A               120.43%
Appreciation (4/27/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap            17.15%          70.50%          199.08%            N/A              1202.63%
(8/30/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced             21.15%          69.26%            N/A              N/A               79.67%
(9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide            21.57%          91.66%            N/A              N/A               127.92%
Growth (9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth          21.42%            N/A             N/A              N/A               61.55%
(7/23/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income         29.00%            N/A             N/A              N/A               66.70%
(10/8/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/25/95)       19.70%            N/A             N/A              N/A               57.01%
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF Fixed          8.33%             N/A             N/A              N/A                8.33%
Income (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF High           11.88%            N/A             N/A              N/A               11.88%
Yield (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF                2.29%             N/A             N/A              N/A                2.29%
International Magnum
(1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           21.12%          108.95%         130.99%            N/A               397.96%
Managed (7/31/88) (3)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust           21.44%          62.09%           84.42%            N/A               237.41%
Small Cap (7/31/88) (1)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth          50.13%          190.10%         271.22%          770.67%            1621.85%
(12/1/80) (2)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money            N/A              N/A             N/A              N/A                 N/A
Market (1/1/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------

DISTRIBUTION OF THE CONTRACT
         Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the contracts. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and any affiliated of Transamerica. TSSC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

         TSSC has entered into sales agreements with other broker-dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

         Under the agreements, applications for contracts will be sold by broker-dealers which will receive compensation as described in the Prospectus.

         The offering of the contracts is expected to be continuous and TSSC does not anticipate discontinuing the offering of the contracts. However, TSSC reserves the right to discontinue the offering of the contracts.

         During fiscal years 1996 and 1997, no commissions were paid to TSSC as underwriter of the contracts; no amounts were retained by TSSC. Under the Sales Agreement, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 6% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commission may be paid.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

         Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

STATE REGULATION

         Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contract will be modified accordingly.

RECORDS AND REPORTS

         All records and accounts relating to the variable account will be maintained by Transamerica or by the Service Center. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS

         Because the variable account had not yet commenced operations as of December 31, 1997, there is no financial statement for the variable account.

         The financial statements for Transamerica included in this statement of additional information should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         Accumulation Transfer Formula

           Transfers after the annuity date are implemented according to the following formulas:

         (1) Determine the number of units to be transferred from the variable sub-account as follows:
         = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1   AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next Variable Accumulation Payment's due date.

         Where:

         (AUV1) is the variable accumulation Unit value of the Variable sub-account that the transfer is being made from as of the end of the valuation Period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the Variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT)  is  the  dollar  amount  being   transferred  from  the  variable
sub-account.

                                     PROFILE
                                     of the
                    TRANSAMERICA CATALYSTsm VARIABLE ANNUITY
                                    Issued by
                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                                   May 1, 1998

         This Profile is a summary of some of the more important points that you should know and consider before purchasing the contract. The contract is more fully described in the full prospectus that accompanies this Profile. Please read the prospectus carefully.

1. The Contract. The Transamerica Catalystsm Variable Annuity is a contract between you and Transamerica Life Insurance and Annuity Company that allows you to invest your purchase payments in your choice of 17 mutual fund portfolios ("portfolios") in the Variable Account and two general account options. The portfolios are professionally managed and you can gain or lose money invested in a portfolio, but you could also earn more than investing in the general account options. Transamerica guarantees the safety of money invested in the general account options. Certain portfolios and general account options may not be available in all states.

         The contract is a deferred annuity and it has two phases: the accumulation phase, and the annuitization phase. During the accumulation phase, you can make additional payments on your contract, transfer money among the investment options, and withdraw some or all of your investment. During this phase, your earnings accumulate on a tax-deferred basis for individuals, but some or all of any money you withdraw may be taxable. Tax deferral is not available for non-qualified contracts owned by corporations and some trusts.

         During the annuity phase, Transamerica will make periodic payments to you. The dollar amount of the payments may depend on the amount of money invested and earned during the accumulation phase and on other factors, such as the annuitant's age and sex.

2. Annuity Payments. You can generally decide when to end the accumulation phase and begin receiving annuity payments from Transamerica. You may choose fixed payments, where the dollar amount of each payment generally remains the same, or variable payments, where the dollar amount of each payment may increase or decrease based on the investment performance of the portfolios you select. You can choose among payments for the lifetime of an individual, or payments for the longer of one lifetime or a guaranteed period of 10, 15, or 20 years, or payments for one lifetime and the lifetime of another individual.

3. Purchasing a Contract. Generally you must invest at least $5,000 ($2,000 for IRAs) to purchase a contract. You can make additional payments of at least $1,000 each ($100 each if made under an automatic payment plan deducted from your bank account). When you make a payment, Transamerica currently adds a credit of 3.25% of the payment to your account value; Transamerica may vary this percentage. You may cancel your contract during the free look period (see item 10 below).

         The Transamerica Catalyst Variable Annuity is designed for long-term tax-deferred accumulation of assets, generally for retirement and other long-term goals. Individuals in high tax brackets get the most benefit from the tax deferral feature. You should not invest in the contract for short-term purposes or if you cannot take the risk of losing some of your investment.

4. Investment Options. VARIABLE ACCOUNT: You can invest in any of the following 17 portfolios:

            ----------------------------------------------- -------------------------------------------------
            Alger American Income & Growth                  MFS VIT Research
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Alliance VPF Growth & Income                    Morgan Stanley UF Fixed Income
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Alliance VPF Premier Growth                     Morgan Stanley UF High Yield
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Dreyfus VIF Capital Appreciation                Morgan Stanley UF International Magnum
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Dreyfus VIF Small Cap                           OCC Accumulation Trust Managed
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Janus Aspen Balanced                            OCC Accumulation Trust Small Cap
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Janus Aspen Worldwide Growth                    Transamerica VIF Growth
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            MFS VIT Emerging Growth                         Transamerica VIF Money Market
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            MFS VIT Growth with Income
            ----------------------------------------------- -------------------------------------------------

         You can earn or lose money in any of these portfolios. These portfolios are described in their own prospectuses. All portfolios may not be available in all states.

         GENERAL ACCOUNT: You can also allocate payments to the general account options, where Transamerica guarantees the principal invested plus an annual interest rate of at least 3%. The general account options include a fixed account and guarantee period options.

5. Expenses. Transamerica makes certain charges and deductions in order to provide the benefits and features available under the contract:

          If you withdraw your money within seven years of investing it, there may be a withdrawal charge of up to 8% of the amount invested.

          Transamerica deducts an annual account fee of no more than $30 (the fee is waived for account values over
         $50,000).

          Transamerica deducts insurance and administrative charges of 1.35% per year from your average daily value in the variable account.

          If you elect the Living Benefits Rider (or Waiver of CDSL Rider), Transamerica will deduct a monthly fee equal to 1/12 of 0.05% of the account value.

          The first 18 transfers each year are free (then Transamerica will deduct a $10 fee for each additional transfer).

          Advisory fees are also deducted by the portfolios' managers, and the portfolios pay other expenses which, in total, range from 0.60% to 1.15% of the amounts in the portfolios.

          There might be premium tax charges ranging from 0 to 5% of your investment and/or amounts you use to purchase annuity benefits (depending on your state's law).

         The following chart shows these charges (not including the optional Living Benefits Rider fee, any transfer fees or premium taxes). The $30 annual account fee is included in the first column as a charge of 0.075%. The third column is the sum of the first two columns. The examples in the last two columns show the total amounts you would be charged if you invested $1,000, a 3.25% credit was added to the investment and it grew 5% each year, and you withdrew your entire investment after one year or 10 years. Year one includes the withdrawal charge and year 10 does not.


                                                     -----------------------------------------------------------------------
                                                                                                    Total       Total
                                                     Annual           Annual          Total         Expenses    Expenses
                                                     Insurance        Portfolio       Annual        at  End  of at  End  of
                                                     Charges          Charges         Charges       1 Year      10 Years
                                                     -----------------------------------------------------------------------
-----------------------------------------------------
Alger American Income & Growth                       1.425%           0.74%           2.165         $94.67      $257.93
Alliance VPF Growth & Income                         1.425%           0.72%           2.145         $94.44      $252.83
Alliance VPF Premier Growth                          1.425%           0.95%           2.375         $96.84      $279.94
Dreyfus VIF Capital Appreciation Growth              1.425%           0.80%           2.225         $95.27      $262.26
Dreyfus VIF Small Cap                                1.425%           0.78%           2.205         $95.07      $259.90
Janus Aspen Balanced                                 1.425%           0.83%           2.255         $95.59      $265.79
Janus Aspen Worldwide Growth                         1.425%           0.74%           2.165         $94.65      $255.18
MFS Emerging Growth                                  1.425%           0.87%           2.295         $96.02      $271.61
MFS Growth & Income                                  1.425%           1.00%           2.425         $97.36      $285.10
MFS Research                                         1.425%           0.88 %          2.305         $96.12      $272.65
Morgan Stanley UF Fixed Income                       1.425%           0.70%           2.125         $94.23      $250.47
Morgan Stanley UF High Yield                         1.425%           0.80%           2.225         $95.27      $262.26
Morgan Stanley UF International Magnum               1.425%           1.15%           2.575         $98.94      $303.51
OCC Accumulation Trust Managed                       1.425%           0.87%           2.295         $96.01      $270.51
OCC Accumulation Trust Small Cap                     1.425%           0.97%           2.395         $97.05      $282.29
Transamerica VIF Growth                              1.425%           0.85%           2.275         $95.81      $269.52
Transamerica VIF Money Market                        1.425%           0.60%           2.025         $93.22      $242.97
----------------------------------------------------------------------------------------------------------------------------


         The Annual Portfolio Charges above are for the year ended December 31, 1997 (except for Transamerica VIF Money Market portfolio) and reflect any expense reimbursements or fee waivers. The figures for Transamerica VIF Money Market portfolio are estimates for the year 1998, its first year of operation. Expenses may be higher or lower in the future. See the "Variable Account Fee Table" in the Transamerica Catalyst Variable Annuity prospectus for more detailed information.

6. Federal Income Taxes. Individuals generally are not taxed on increases in the contract value until a distribution occurs (e.g., a withdrawal or annuity payment) or is deemed to occur (e.g., a pledge, loan, or assignment of the contract). If you withdraw money, earnings come out first and are taxed. Generally, some portion (sometimes all) of any distribution or deemed distribution is taxable as ordinary income. In some cases, income taxes will be withheld from distributions. If you are under age 59 1/2 when you withdraw money, an additional 10% federal tax penalty may apply on the withdrawn earnings. Certain owners of non-qualified contracts that are not individuals may be currently taxed on increases in the contract value, whether distributed or not. Qualified contracts are subject to special income tax rules depending on the plan or arrangement.

7. Access to Your Money. You can generally take money out at any time during the accumulation phase. Transamerica may assess a withdrawal charge of up to 8% of a purchase payment, but no withdrawal charge will be assessed on money that has been in the contract for seven years. In certain cases, if you elect the Living Benefits Rider when you purchase the contract, the withdrawal charge may be waived if you are in a hospital or nursing home for a long period or, in some states, if you are diagnosed with a terminal illness, or if you are receiving medically required in-home care (if the withdrawal charge is waived, any credit less than 12 months old will be forfeited). Subject to certain conditions, each contract year you may withdraw up to 10% of purchase payments received less than seven years ago, without incurring a withdrawal charge. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited.

         You may have to pay income taxes on amounts you withdraw and there may also be a 10% tax penalty if you make withdrawals before you are 59 1/2years old.

         If you withdraw money from a guarantee period prematurely, you may forfeit some of the interest that you earned, but you will always receive the principal you invested plus 3% interest.

8. Past Investment Performance. The value of the money you allocate to the portfolios will go up or down, depending on the investment performance of the portfolios you select. The following chart shows the adjusted past investment performance on a year-by-year basis for each portfolio. These figures have already been reduced by the insurance charges, the account fee, the advisory fee and all the expenses of the portfolios. These figures do not include the withdrawal charge, the fee for the optional Living Benefits Rider, any transfer fees or premium taxes, which would reduce performance if applied. The credit Transamerica adds to the account value is not included in these figures. Past performance is no guarantee of future performance or earnings.


CALENDAR YEAR

                                                     -----------------------------------------------------------------------
SUB-ACCOUNT                                          1997             1996            1995          1994        1993
                                                     -----------------------------------------------------------------------
-----------------------------------------------------
Alger American Income & Growth                       36.16%           18.40%          35.18%        -8.55%      9.43%
Alliance VPF Growth & Income                         28.25%           21.65%          35.31%        -1.09%      10.24%
Alliance VPF Premier Growth                          33.43%           19.63%          43.41%        -3.41%      11.16%
Dreyfus VIF Capital Appreciation Growth              26.84%           22.76%          31.76%        1.52%       N/A
Dreyfus VIF Small Cap                                17.21%           15.11%          29.06%        7.78%       67.23%
Janus Aspen Balanced                                 21.21%           14.55%          22.93%        -0.66%      N/A
Janus Aspen Worldwide Growth                         21.63%           26.40%          25.28%        -0.22%      N/A
MFS Emerging Growth                                  21.48%           15.49%          N/A           N/A         N/A
MFS Growth & Income                                  29.06%           21.67%          N/A           N/A         N/A
MFS Research                                         19.76%           20.50%          N/A           N/A         N/A
Morgan Stanley UF Fixed Income                       8.40%            N/A             N/A           N/A         N/A
Morgan Stanley UF High Yield                         11.94%           N/A             N/A           N/A         N/A
Morgan Stanley UF International Magnum               2.35%            N/A             N/A           N/A         N/A
OCC Accumulation Trust Managed                       21.18%           20.45%          43.39%        1.71%       9.29%
OCC Accumulation Trust Small Cap                     21.50%           16.88%          15.08%        -1.43%      18.20%
Transamerica VIF Growth                              50.31%           26.60%          52.98%        7.68%       21.70%
Transamerica VIF Money Market                        N/A              N/A             N/A           N/A         N/A
----------------------------------------------------------------------------------------------------------------------------

                                                     -----------------------------------------------------------------------
SUB-ACCOUNT                                          1992             1991            1990          1989        1988
                                                     -----------------------------------------------------------------------
-----------------------------------------------------
Alger American Income & Growth                       7.12%            22.70%          -1.39%        5.91%       N/A
Alliance VPF Growth & Income                         6.42%            N/A             N/A           N/A         N/A
Alliance VPF Premier Growth                          N/A              N/A             N/A           N/A         N/A
Dreyfus VIF Capital Appreciation Growth              N/A              N/A             N/A           N/A         N/A
Dreyfus VIF Small Cap                                70.60%           156.10%         N/A           N/A         N/A
Janus Aspen Balanced                                 N/A              N/A             N/A           N/A         N/A
Janus Aspen Worldwide Growth                         N/A              N/A             N/A           N/A         N/A
MFS Emerging Growth                                  N/A              N/A             N/A           N/A         N/A
MFS Growth & Income                                  N/A              N/A             N/A           N/A         N/A
MFS Research                                         N/A              N/A             N/A           N/A         N/A
Morgan Stanley UF Fixed Income                       N/A              N/A             N/A           N/A         N/A
Morgan Stanley UF High Yield                         N/A              N/A             N/A           N/A         N/A
Morgan Stanley UF International Magnum               N/A              N/A             N/A           N/A         N/A
OCC Accumulation Trust Managed                       17.38%           43.71%          -5.87%        31.08%      N/A
OCC Accumulation Trust Small Cap                     18.84%           46.61%          -11.17%       16.36%      N/A
Transamerica VIF Growth                              13.55%           41.44%          -12.60%       32.90%      29.23%
Transamerica VIF Money Market                        N/A              N/A             N/A           N/A         N/A
----------------------------------------------------------------------------------------------------------------------------

9. Death Benefit. If you die during the accumulation phase, a death benefit will be paid to your beneficiary.

         If you dies before you turn 80 the death benefit will be the greater of: (1) the contract's account value reduced by any credits less than 12 months old; or (2) the sum of all purchase payments less withdrawals and applicable premium taxes. If death occurs after your or your joint owner's 80th birthday, the death benefit is equal to the contract's account value reduced by any credits less than 12 months old.

10. Other Information. The Transamerica Catalyst Variable Annuity offers other features you might be interested in. Some of these features are as follows:

         Free Look. After you get your contract, you have 10 days to look it over and decide if it is really right for you (this period may be longer in certain states). If you decide not to keep the contract, you can cancel it during this period by delivering a written notice of cancellation and returning the contract to the Service Center at the address listed in item 11 below. Unless otherwise required by law, Transamerica will refund the purchase payments allocated to any general account option (less any withdrawals) plus the value in the Variable Account as of the date the written notice and the contract are received by Service Center.

         Telephone Transfers. You can generally arrange to transfer money between the investments in your contract by telephone.

         Dollar Cost Averaging. You can instruct Transamerica to automatically transfer money from either the money market sub-account or the fixed account to any of the other variable sub-accounts each month. This is intended to give you a lower average cost per share or unit than a single one time investment.

         Automatic Rebalancing Option. The performance of each sub-account may cause the allocation of value among the sub-accounts to change. You may instruct Transamerica to periodically automatically rebalance the amounts in the sub-accounts by reallocating amounts among them.

         Systematic Withdrawal Option. You can arrange to have Transamerica send you money automatically each month out of your contract, during the accumulation phase. There are limits on the amounts, and the payments may be taxable, and, prior to age 59 1/2, subject to the penalty tax. If the total withdrawals (including systematic withdrawals) made in a contract year exceed the allowed amount to be withdrawn without a charge for that year, any applicable withdrawal charge will then apply.

         Automatic Payout Option. For qualified contracts, certain pension and retirement plans require that certain amounts be distributed from the plan at certain ages. You can arrange to have such amounts distributed automatically during the accumulation phase.

         These features may not be available in all states and may not be suitable for your particular situation.

11. Inquiries. If you need further information or have any questions about the contract, please write or call:

                       Transamerica Annuity Service Center
                        401 North Tryon Street, Suite 700
                         Charlotte, North Carolina 28202
                                  800-420-7749

                                                   PROSPECTUS FOR

                                             TRANSAMERICA SERIES sm ---

                                             TRANSAMERICA CATALYST sm
                                                 VARIABLE ANNUITY

                                            A Variable Annuity Issued by
                                             Transamerica Life Insurance
                                                 and Annuity Company

                                             Including Prospectuses for:

         Income and Growth Portfolio of                       The Alger American Fund

         Growth and Income Portfolio and
         Premier Growth Portfolio of                          Alliance Variable Products Series Fund, Inc.

         Capital Appreciation Portfolio and
         Small Cap Portfolio of                               Dreyfus Variable Investment Fund

         Balanced Portfolio and
         Worldwide Growth Portfolio of                        Janus Aspen Series

         Emerging Growth Series
         Growth with Income Series and
         Research Series of                                   MFS Variable Insurance Trust

         Fixed Income Portfolio
         High Yield Portfolio and
         International Magnum Portfolio of           Morgan Stanley Universal Funds, Inc.

         Managed Portfolio and
         Small Cap Portfolio of                               OCC Accumulation Trust

         Growth Portfolio and
         Money Market Portfolio of                   Transamerica Variable Insurance Fund, Inc.








                                                    May 1, 1998

                TRANSAMERICA SERIES sm CATALYST VARIABLE ANNUITY
                  A Flexible Premium Deferred Variable Annuity
                                    Issued by
                     TRANSAMERICA LIFE INSURANCE AND ANNUITY
                COMPANY 401 North Tryon Street, Charlotte, North
                                 Carolina 28202

         This prospectus describes the Transamerica Catalyst Variable Annuity, a variable annuity contract ("contract") issued by Transamerica Life Insurance and Annuity Company (referred to as "Transamerica"). The contract allows you, the owner, to accumulate assets on a tax-deferred basis for retirement and other long-term financial purposes.
         You may direct your purchase payments, as well as any value accumulated under the contract, to one or more variable sub-accounts of Separate Account VA-6 or to the general account options, or to both. We add a credit to your account value with each purchase payment received. The money you place in each variable sub-account will be invested solely in a corresponding mutual fund investment portfolio ("portfolio"). The value of each variable sub-account will vary in accordance with the investment performance of the portfolio in which that variable sub-account invests. You bear the entire investment risk for all assets you place in the variable sub-accounts. This means that, depending on market conditions, the amount you invest in the variable sub-accounts may increase or decline. Currently you may choose among the following 17 variable sub-accounts:

         Alger American Income & Growth              MFS VIT Research
         Alliance VPF Growth & Income          Morgan Stanley UF Fixed Income
         Alliance VPF Premier Growth           Morgan Stanley UF High Yield
         Dreyfus VIF Capital Appreciation Morgan Stanley UF International Magnum
         Dreyfus VIF Small Cap            OCC Accumulation Trust Managed
         Janus Aspen Balanced             OCC Accumulation Trust Small Cap
         Janus Aspen Worldwide Growth     Transamerica VIF Growth Portfolio
         MFS VIT Emerging Growth          Transamerica VIF Money Market
         MFS VIT Growth with Income

         You may also place your purchase payments or accumulated value in the general account options. We are currently offering two general account options. In one, the fixed account, Transamerica guarantees the return of the amount invested at a specified rate of interest for at least 12 months. Transamerica will periodically declare the rate of interest applicable to each amount allocated to the fixed account. In the second option, the guarantee period account, Transamerica guarantees the return of the amount invested at a declared rate of interest for a specified guarantee period. Currently, the guarantee periods available are three, five and seven years; there may be a reduction made to the amount of interest credited on amounts withdrawn or transferred before the end of these periods. For both general account options, 3% will be the minimum rate of interest credited.
         This prospectus contains vital information that you should know before investing. You can obtain more information about the contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1998. The SAI is available free by writing to Transamerica Life Insurance and Annuity Company, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina, 28202 or by calling 800-420-7749. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The table of contents of the SAI is included at the end of this prospectus.
         These   securities  have  not  been  approved  or  disapproved  by  the
Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
            For your own benefit and protection, please read this prospectus carefully before you invest. Keep it on hand for future reference. The date of this prospectus is May 1, 1998.

         Under the terms of the contract, we promise to pay you a series of monthly settlement option payments. Payments may be for a fixed or a variable amount or a combination of both for the life of the annuitant or for some other period as you select prior to the annuity date.

         On or before the annuity date, you may transfer assets between and among the variable sub-accounts and the general account options. The fixed account has restrictions on certain transfers while transfers from a guarantee period account may be subject to an interest adjustment. After the annuity date, transfers are permitted among the variable sub-accounts only if you elect to receive variable settlement option payments.

         On or before the annuity date, you may elect to withdraw all or a portion of your cash surrender value in exchange for a cash payment. Withdrawals out of the guarantee period account may be subject to an interest adjustment. Withdrawals may be subject to a contingent deferred sales load, certain administrative fees, premium tax charges, federal, state or local income taxes, and/or a tax penalty.

                  This prospectus must be accompanied by current prospectuses for the portfolios.



THIS PROSPECTUS MAY NOT BE OFFERED IN ANY JURISDICTION WHERE SUCH OFFERING IS UNLAWFUL. ANY INFORMATION THAT A DEALER, SALESPERSON, OR OTHER PERSON GIVES YOU ABOUT THIS CONTRACT SHOULD BE CONTAINED IN THIS PROSPECTUS. IF YOU RECEIVE ANY INFORMATION ABOUT THE CONTRACT THAT IS NOT CONTAINED IN THIS PROSPECTUS, YOU SHOULD NOT RELY ON THAT INFORMATION.

                  Please note that your investment in the contract:
                  o         is not a bank deposit
                  o         is not federally insured
                  o         is not endorsed by any bank or government agency

Investing in the contract involves certain investment risks, including possible loss of principal.

              This prospectus generally describes only the variable account portion of the contract, except when the general account options are specifically mentioned.

TABLE OF CONTENTS

                                            Page
DEFINITIONS.................................................................6

SUMMARY.....................................................................8

CONDENSED FINANCIAL INFORMATION............................................18

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT...19
         Transamerica Life Insurance and Annuity Company...................19
         Published Ratings.................................................19
         The Variable Account..............................................19

THE PORTFOLIOS.............................................................20

THE CONTRACT...............................................................25

PURCHASE PAYMENTS............................................26
         Purchase Payments...................................26
         Allocation of Purchase Payments.....................26
         Investment Option Limit.............................27
         Credits.............................................27

ACCOUNT VALUE................................................28

TRANSFERS....................................................29
         Before the Annuity Date.............................29
         Other Restrictions..................................29
         Telephone Transfers.................................30
         Dollar Cost Averaging...............................30
         Automatic Asset Rebalancing.........................31
         After the Annuity Date..............................31

CASH WITHDRAWALS.............................................31
         Systematic Withdrawal Option........................32
         Automatic Payment Option (APO)......................33

DEATH BENEFIT................................................33
         Payment of Death Benefit............................34
         Designation of Beneficiaries........................34
         Death of Owner of Joint Owner Before Annuity Date...34
         If Annuitant Dies Before Annuity Date...............36
         Death After Annuity Date............................36
         Survival Provision..................................36

CHARGES, FEES AND DEDUCTIONS.................................36
         Contingent Deferred Sales Load......................36
         Free Withdrawal - Allowed Amount....................37
         Free Withdrawal - Living Benefits Rider.............37
         Other Free Withdrawals..............................38
         Administrative Charges..............................38
         Mortality and Expense Risk Charge...................38
         Living Benefits Rider Fee...........................39
         Premium Tax Charges.................................39
         Transfer Fee........................................39
         Option and Service Fees.............................40
         Taxes...............................................40
         Portfolio Expenses..................................40
         Interest Adjustment.................................40
         Sales in Special Situations.........................40

SETTLEMENT OPTION PAYMENTS...................................40
         Annuity Date........................................40
         Settlement Option Payments..........................41
         Election of Settlement Option Forms and Payment Options.41
         Payment Options.........................................41
         Fixed Payment Option....................................42
         Variable Payment Option.................................42
         Settlement Option Forms.................................42

FEDERAL TAX MATTERS..............................................44
         Introduction............................................44
         Purchase Payments.......................................44
         Taxation of Annuities...................................44
         Qualified Contracts.....................................47
         Taxation of Transamerica ...............................49
         Tax Status of Contract..................................49
         Possible Changes in Taxation............................50
         Other Tax Consequences..................................50

PERFORMANCE DATA ................................................51

DISTRIBUTION OF THE CONTRACT.....................................52

PREPARING FOR YEAR 2000..........................................52

LEGAL PROCEEDINGS................................................53

LEGAL MATTERS....................................................53

ACCOUNTANTS......................................................53

VOTING RIGHTS....................................................53

AVAILABLE INFORMATION............................................54

STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS..........55

APPENDIX A - THE GENERAL ACCOUNT OPTIONS.........................56
         Fixed Account ..........................................56
         Guarantee Period Account ...............................57

APPENDIX B.......................................................60
         Example of Variable Accumulation Unit Value Calculation.60
         Example of Variable Annuity Unit Value Calculations.....60
         Example of Variable Annuity Payment Calculations........60

APPENDIX C
         Disclosure Statement for Individual Retirement Annuities.............61
                                   The contract is not available in all states.
DEFINITIONS

Account Value: The sum of the variable accumulated value and the general account options accumulated value.

Annuity Date:  The date on which the annuitization phase of the contract begins.

Cash  Surrender  Value:  The  amount we will pay to the  owner if the  contract is  surrendered  on or before  the
annuity  date.  The cash  surrender  value is  equal  to:  the  account  value;
 less  any  account  fee,  interest
adjustment, contingent deferred sales load, and premium tax charges.

Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

Contract Anniversary:  The anniversary of the contract effective date each year.

Contract Effective Date: The effective date of the contract as shown on the contract.

Contract Year: A 12-month period starting on the contract effective date and ending with the day before the contract anniversary, and each 12-month period thereafter.

Fixed Account: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

General Account Options Accumulated Value: The total dollar value of all amounts the owner allocates or transfers to any general account options; plus interest credited; less any amounts withdrawn, applicable fees or premium tax charges, or transfers out to the variable account prior to the annuity date.

General  Account  Options:  The fixed account and the  guarantee  period account offered by us to which the owner may allocate purchase payments and transfers.

Guaranteed Interest Rate: The annual effective rate of interest after daily compounding credited to a guarantee period.

Guarantee Period: The number of years that a guaranteed rate of interest will be credited to a guarantee period.

Guarantee Period Account: An account which credits a guaranteed rate of interest for a specified guarantee period. There may be several guarantee periods, each with a different guaranteed rate of interest, offered under the guarantee period account.

Living Benefits Rider: Also called a "Waiver of CDSL" rider in some contracts, it provides  benefits  described on
page 37.

Portfolio:  The investment  portfolio  underlying each variable sub-account in which we will invest any amounts the
owner allocates to that variable sub-account.

Service Center: Transamerica's Annuity Service Center, at P.O. Box 31848, Charlotte, North Carolina 28231-1848, telephone 800-258-4260.

Status (Qualified and Non-Qualified): The contract has a qualified status if it is issued in connection with a retirement plan or program. Otherwise, the status is non-qualified.

Valuation  Day: Any day the New York  Stock  Exchange is open.  To determine the value of an asset on a day that is
not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation  Period:  The time interval between the closing  (generally 4:00 p.m.
 Eastern Time) of the New York Stock
Exchange on consecutive valuation days.

Variable Account: Separate Account VA-6, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 58-7-95 of the North Carolina Insurance Code.

Variable Accumulation Unit: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable  Accumulated  Value: The total dollar value of all variable accumulation units under this contract prior to the annuity date.

Variable Sub-Account(s): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

We:  The company, Transamerica.

You:  The owner.

SUMMARY

The Contract

         The Transamerica Series sm Transamerica Catalyst sm Variable Annuity is a flexible purchase payment deferred annuity that is designed to aid your long-term financial planning and retirement needs. The contract may be used in connection with a retirement plan which qualifies as a retirement program under Sections 403(b), 408 or 408A of the Code, with various types of qualified pension and profit sharing plans under Section 401 of the Code, or with non-qualified plans. Some qualified contracts may not be available in all states or in all situations. The contract is issued by Transamerica Life Insurance and Annuity Company ("Transamerica"), an indirect wholly-owned subsidiary of Transamerica Corporation. Its principal office is at 401 North Tryon Street, Charlotte, North Carolina 28202.

         This contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used in this prospectus refers to either the individual annuity contract or to a certificate issued under a group annuity contract. The term "owner" refers to the owner(s) of the individual contract or the owner(s) of the certificate, as appropriate.

         Transamerica will establish and maintain an account for each contract. Each owner will receive either an individual annuity contract, or a certificate evidencing the owner's coverage under a group annuity contract. The contract provides that the account value, after certain adjustments, will be applied to a settlement option on a future date you select ("annuity date").

         You may allocate all or portions of your purchase payments to one or more variable sub-accounts or to the general account options. At the time of each purchase payment we will add a credit to your account value in an amount equal to a percentage of each purchase payment.

         The account value prior to the annuity date, except for amounts in the general account options, will vary depending on the investment experience of each of the variable sub-accounts selected by the owner. All benefits and values provided under the contract, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, prior to the annuity date the owner bears the entire investment risk under the contract for amounts allocated to the variable account.

         There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.

         The initial purchase payment for each contract must be at least $5,000 ($2,000 for contributory IRAs, SEP/IRAs and Roth IRAs). Generally each additional purchase payment must be at least $1,000, unless an automatic purchase payment plan is selected. See "Purchase Payments" page 26.

The Variable Account

         The variable account is a separate account (designated Separate Account VA-6) that is subdivided into variable sub-accounts. See "The Variable Account" page 19. Assets of each variable sub-account are invested in a specified mutual fund portfolio ("portfolio"). The variable sub-accounts currently available for investment are:

         Alger American Income & Growth              MFS VIT Research
         Alliance VPF Growth & Income             Morgan Stanley UF Fixed Income
         Alliance VPF Premier Growth               Morgan Stanley UF High Yield
         Dreyfus VIF Capital Appreciation Morgan Stanley UF International Magnum
         Dreyfus VIF Small Cap        OCC Accumulation Trust Managed
         Janus Aspen Balanced         OCC Accumulation Trust Small Cap
         Janus Aspen Worldwide Growth Transamerica VIF Growth Portfolio
         MFS VIT Emerging Growth      Transamerica VIF Money Market
         MFS VIT Growth with Income

         The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a contract and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. See "Charges, Fees and Deductions" page 36. For more information about the portfolios, see "The Portfolios" page 20 and the accompanying portfolios' prospectuses.

General Account Options

         There are two types of general account options - the fixed account and the guarantee period account. See "The General Account Options" in Appendix A.

         The amounts in the fixed account will be credited interest at a rate of not less than 3% annually. Transamerica may credit interest at a rate in excess of 3% at its discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.

         The other general account option, the guarantee period account, provides specified rates of interest for specified terms, of currently, three, five and seven years subject to interest adjustments on early withdrawals or transfers which, if applicable, could reduce the interest credited to the 3% minimum rate.

Investment Option Limit
         Currently, the owner may not elect more than a total of 18 investment options over the life of the contract. Investment options include variable sub-accounts and general account options. See "Investment Option Limits" page 27.

Transfers Before the Annuity Date

         Prior to the annuity date, you may transfer values between the variable sub-accounts and the general account options. For transfers after the annuity date, see "After the Annuity Date" page 31.

         Transfers out of the fixed account are restricted to four per contract year and to a limited percentage of the fixed account value. More frequent transfers may be allowed under certain services and options, for example, dollar cost averaging. Transfers out of a guarantee period prior to the end of the term may be subject to an interest adjustment which may reduce interest credited to the 3% minimum rate. See "General Account Options" in Appendix A of this prospectus.

         Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 18 made during the same contract year. See "Transfers" on page 29 for additional limitations and information regarding transfers.

Withdrawals

         You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your contract is the account value less any account fee, interest adjustment, contingent deferred sales load and premium tax charges. The account fee generally will be deducted on a full surrender of a contract if the account value is then less than $50,000. Transamerica may delay payment of any withdrawal from the general account options for up to six months. See "Cash Withdrawals" page 31.

         Withdrawals may be taxable, subject to withholding and subject to a penalty tax. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited. See
"Federal Tax Matters" page 44

Contingent Deferred Sales Load

          Transamerica does not deduct a sales charge when purchase payments are made (although premium tax charges may be deducted). However, if any part of the account value is withdrawn, a contingent deferred sales load of up to 8% of purchase payments may be deducted. After a purchase payment has been held by Transamerica for seven years, it may be withdrawn without charge. In most states, the owner may elect, for an extra charge, an optional Living Benefits Rider that provides that the contingent deferred sales load will be waived in certain circumstances. No contingent deferred sales load is assessed on payment of the death benefit, on transfers within the contract, or on certain annuitizations. See "Contingent Deferred Sales Load" page 36, "Cash Withdrawals" page 31 and "Living Benefits Rider" page 37.

         Also, beginning 30 days from the contract effective date (or the end of the free look period if later), any portion of the "allowed amount" may be withdrawn each contract year without imposition of any contingent deferred sales load. The allowed amount for each contract year is equal to 10% of purchase payments, that were received during the last seven years, as of the prior contract anniversary, less any withdrawals already taken that contract year. All purchase payments not previously withdrawn that have been held at least seven years are not subject to a contingent deferred sales load. For purposes of calculating the contingent deferred sales load, withdrawals will be considered to be taken first from purchase payments, on a first in/first out basis, and then from earnings and last from any credits.

Other Charges and Deductions

         Transamerica deducts a mortality and expense risk charge of 1.20% (annually) of the assets in the variable account and an administrative expense charge of 0.15% (annually) of these assets. The administrative expense charge may change, but it is guaranteed not to exceed a maximum effective annual rate of 0.35%. See "Mortality and Expense Risk Charge" page 38 and "Administrative Charges" page 38.

         An account fee of currently $30 (or 2% of the account value, if less) is deducted at the end of each contract year and upon surrender. This fee may change but it is guaranteed not to exceed $60 (or 2% of the account value, if less) per contract year. If the account value is more than $50,000 on the last business day of a contract year, (or as of the date the contract is surrendered), the account fee will be waived for that year.

         After the annuity date, the annual annuity fee of $30 will be deducted in equal installments from each periodic payment under the variable payment option.

         For each transfer in excess of 18 during a contract year, a transfer fee of $10 will be imposed. (See
"Transfer Fee" page 39.)

         Charges for premium taxes (including retaliatory premium taxes) are not currently deducted, except for annuitizations, but such charges could be imposed in some jurisdictions. Depending on the applicability of such taxes, the charges could be deducted from purchase payments, from amounts withdrawn, and/or upon annuitization.
(See "Premium Tax Charges" page 39.)

         In addition, amounts withdrawn or transferred out of a guarantee period account prior to the end of its term may be subject to an interest adjustment. (See "Guaranteed Period Account" in Appendix A.)

         If the owner elects the Living Benefits Rider a fee of 0.05% (annually) of the account value will be deducted at the end of each contract month at the rate of 1/12 times 0.05%
 times the account  value.  The Living
Benefit Rider is not available in all states.

         Currently, no fees are deducted for any other services or options under the contract. However, Transamerica does reserve the right to impose fees to cover processing for certain services and options in the future, including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

Variable Account Fee Table

         The purpose of this table is to assist in understanding the various costs and expenses that the owner will bear directly and indirectly. The table reflects expenses of the variable account as well as of the mutual fund portfolios. The table assumes that the entire account value is in the variable account. The information below should be considered together with the narrative provided under the heading "Charges, Fees and Deductions" on page 36 of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may be applicable.

                                                    Sales Load(1)


Sales Load Imposed on Purchase Payments                                       0%

Maximum Contingent Deferred Sales Load(2)                                     8%

                Range of Contingent Deferred Sales Load Over Time

                                                                      Contingent Deferred
                                  Years Since                             Sales Load
                           Purchase Payment  Receipt         (as a percentage of purchase payment)

                    Less than 1 year                                         8%

                    1 year but less than 2 years                             8%

                    2 years but less than 3 years                            7%

                    3 years but less than  4 years                           6%

                    4 years but less than  5 years                           5%

                    5 years but less than 6 years                            4%

                    6 years but less 7 years                                 3%

                    7 or more years                                          0%








                                         Other Contract Expenses


Transfer Fee (first 18 per contract year)(3)                                 0

Fees For Other Services and Options(4)                                       0

Account Fee(5)                                                               $30

Living Benefits Rider Fee (if elected)(6)                                    0.05%


                                     Variable Account Annual Expenses(7)
                            (as a percentage of the variable accumulated value)

Mortality and Expense Risk Charge                                            1.20%

Administrative Expense Charge(8)                                             0.15%

Total Variable Account Annual Expenses                                       1.35%

                                                Portfolio Expenses

                    (as a percentage of assets after fee waiver and/or expense reimbursement)(9)



                                                          Management               Other           Total Portfolio
                    Portfolio                                Fees                Expenses               Annual
                                                                                                       Expenses

Alger American Income & Growth                              0.625                  0.115                 0.74

Alliance VPF Growth & Income                                 0.63                  0.09                  0.72

Alliance VPF Premier Growth                                  0.85                  0.10                  0.95

Dreyfus VIF Capital Appreciation                             0.75                  0.05                  0.80

Dreyfus VIF Small Cap                                        0.75                  0.03                  0.78

Janus Aspen Balanced                                         0.76                  0.07                  0.83

Janus Aspen Worldwide Growth                                 0.66                  0.08                  0.74

MFS VIT Emerging Growth                                      0.75                  0.12                  0.87

MFS VIT Growth with Income                                   0.75                  0.25                  1.00

MFS VIT Research                                             0.75                  0.13                  0.88

Morgan Stanley UF Fixed Income                               0.00                  0.70                  0.70

Morgan Stanley UF High Yield                                 0.00                  0.80                  0.80

Morgan Stanley UF International Magnum                       0.00                  1.15                  1.15

OCC Accumulation Trust Managed                               0.80                  0.07                  0.87

OCC Accumulation Trust Small Cap                             0.80                  0.17                  0.97

Transamerica VIF Growth                                      0.62                  0.23                  0.85

Transamerica VIF Money Market                                0.35                  0.25                  0.60

Expense information regarding the portfolios has been provided by the portfolios. In preparing the tables above and below and the examples that follow, Transamerica has relied on the figures provided by the portfolios. Transamerica has no reason to doubt the accuracy of that information, but Transamerica has not verified those figures. These figures are for the year ended December 31, 1997, except for the Transamerica VIF Money Market Portfolio which are estimates for the year 1998, its first year of operation. Actual expenses in future years may be higher or lower than these figures.

Notes to Fee Table:

(1) The contingent deferred sales load applies to each contract, regardless of how the account value is allocated between the variable account and the general account options.

(2) A portion of the purchase payments may be withdrawn each contract year without imposition of any contingent deferred sales load, and after seven years, a purchase payment may be withdrawn free of any contingent deferred sales load. See "Charges, Fees and Deductions" page 36.

(3) A transfer fee of $10 will be imposed for each transfer in excess of 18 in a contract year.
         See "Charges, Fees and Deductions" page 36.

(4) Transamerica currently does not impose fees for any other services, or options. However, Transamerica reserves the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

(5) The current account fee is $30 (or 2% of the account value, if less) per contract year. This fee will be waived for account values over $50,000. This limit may be changed in the future. The fee may be changed, but it may not exceed $60 (or 2% of the account value, if less). See "Charges, Fees and
         Deductions" page 36.

(6) If the owner elects the Living Benefits Rider, the rider fee will be deducted at the rate of 1/12 of 0.05% at the end of each contract month based on the account value at that time. See "Living Benefits Rider" page 37.

(7) The variable account annual expenses do not apply to the general account options.

(8) The current annual administrative expense charge of 0.15% may be increased to 0.35%. See "Charges, Fees and Deductions" page 36.

(9) From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1997 (except for the Transamerica VIF Money Market Portfolio, which are estimates). The expenses shown in that table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for calendar year 1998, except for Alliance VPF Premier Growth For which the management fee, other expenses and total portfolio annual expenses for 1998 without waivers or reimbursements are estimated to be 1.00%, 0.08% and 1.08%, respectively. Without such waivers or reimbursements, the annual expenses for 1997 for certain portfolios would have been, as a percentage of assets, as follows:

                                                                                                   Total Portfolio
                                                                  Management       Other Expenses   Annual Expense
                                                                      Fee
          Alliance VPF Growth & Income                               0.63               0.09             0.72
          Alliance VPF Premier Growth                                1.00               0.10             1.10
          Janus Aspen Balanced                                       0.77               0.06             0.83
          Janus Aspen Worldwide Growth                               0.72               0.09             0.81
          MFS VIT Growth with Income                                 0.75               0.35             1.10
          Morgan Stanley UF Fixed Income                             0.40               1.31             1.71
          Morgan Stanley UF High Yield                               0.80               0.88             1.68
          Morgan Stanley UF International Magnum                     0.80               1.98             2.78
          Transamerica VIF Growth                                    0.75               0.23             0.98

         Without expense reimbursements, the management fee, other expenses and total portfolio expenses for the first year of operation for the Transamerica VIF Money Market Portfolio are expected to be 0.35%, 0.45% and 0.80%, respectively. There were no fee waivers or expense reimbursements during 1997 for the Alger American Income and Growth Portfolio, Dreyfus VIF Capital Appreciation Portfolio, Dreyfus VIF
         Small Cap Portfolio, MFS VIT Emerging Growth Portfolio, MFS VIT Research Portfolio, OCC Accumulation Trust Managed Portfolio or OCC Accumulation Trust Small Cap Portfolio.

EXAMPLES

         The following tables show the total expenses an owner would incur in various situations assuming a $1,000 investment and a 5% annual return on assets.

         These examples assume an average account value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 account fee, and a 3.25% credit added to the $1000 purchase payment. These examples also assume that all amounts were allocated to the variable sub-account indicated. These examples also assume that no transfer fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may be applicable. See "Premium Tax Charges" page 39.

         Examples 1 through 3 show expenses for contracts without the optional Living Benefit Rider based on fee waivers and reimbursements for the portfolios for 1997. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. For annuitizations before the first contract anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply (see expense examples in column 1).

An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

Example 1:        If the owner surrenders the contract at the end of the applicable time period:

                                                             --------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years       10 Years
                                                             --------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $94.67         $132.96          $164.96        $257.93
Alliance VPF Growth & Income                                     $94.44         $132.10          $163.24        $252.83
Alliance VPF Premier Growth                                      $96.84         $139.50          $175.91        $279.94
Dreyfus VIF Capital Appreciation Growth                          $95.27         $134.67          $167.65        $262.26
Dreyfus VIF Small Cap                                            $95.07         $134.03          $166.54        $259.90
Janus Aspen Balanced                                             $95.59         $135.64          $169.30        $265.79
Janus Aspen Worldwide Growth                                     $94.65         $132.74          $164.34        $255.18
MFS Emerging Growth                                              $96.02         $137.02          $171.76        $271.61
MFS Growth & Income                                              $97.36         $141.06          $178.50        $285.10
MFS Research                                                     $96.12         $137.33          $172.28        $272.65
Morgan Stanley UF Fixed Income                                   $94.23         $131.45          $162.13        $250.47
Morgan Stanley UF High Yield                                     $95.27         $134.67          $167.65        $262.26
Morgan Stanley UF International Magnum                           $98.94         $145.95          $186.94        $303.51
OCC Accumulation Trust Managed                                   $96.01         $136.93          $171.50        $270.51
OCC Accumulation Trust Small Cap                                 $97.05         $140.15          $177.02        $282.29
Transamerica VIF Growth                                          $95.81         $136.39          $170.71        $269.52
Transamerica VIF Money Market                                    $93.22         $128.57          $157.60        $242.97
---------------------------------------------------------------------------------------------------------------------------

Example 2:        If the owner does not surrender and does not annuitize the contract:

                                                             --------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years       10 Years
                                                             --------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $22.67          $69.96          $119.96        $257.93
Alliance VPF Growth & Income                                     $22.44          $69.10          $118.24        $252.83
Alliance VPF Premier Growth                                      $24.84          $76.50          $130.91        $279.94
Dreyfus VIF Capital Appreciation Growth                          $23.27          $71.67          $122.65        $262.26
Dreyfus VIF Small Cap                                            $23.07          $71.03          $121.54        $259.90
Janus Aspen Balanced                                             $23.59          $72.64          $124.30        $265.79
Janus Aspen Worldwide Growth                                     $22.65          $69.74          $119.34        $255.18
MFS Emerging Growth                                              $24.02          $74.02          $126.76        $271.61
MFS Growth & Income                                              $25.36          $78.06          $133.50        $285.10
MFS Research                                                     $24.12          $74.33          $127.28        $272.65
Morgan Stanley UF Fixed Income                                   $22.23          $68.45          $117.13        $250.47
Morgan Stanley UF High Yield                                     $23.27          $71.67          $122.65        $262.26
Morgan Stanley UF International Magnum                           $26.94          $82.95          $141.94        $303.51
OCC Accumulation Trust Managed                                   $24.01          $73.93          $126.50        $270.51
OCC Accumulation Trust Small Cap                                 $25.05          $77.15          $132.02        $282.29
Transamerica VIF Growth                                          $23.81          $73.39          $125.71        $269.52
Transamerica VIF Money Market                                    $21.22          $65.57          $112.60        $242.97
---------------------------------------------------------------------------------------------------------------------------

Example 3: If the owner elects to annuitize at the end of the applicable period under a Settlement Option with life contingencies:

                                                             --------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years       10 Years
                                                             --------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $22.67          $69.96          $119.96        $257.93
Alliance VPF Growth & Income                                     $22.44          $69.10          $118.24        $252.83
Alliance VPF Premier Growth                                      $24.84          $76.50          $130.91        $279.94
Dreyfus VIF Capital Appreciation Growth                          $23.27          $71.67          $122.65        $262.26
Dreyfus VIF Small Cap                                            $23.07          $71.03          $121.54        $259.90
Janus Aspen Balanced                                             $23.59          $72.64          $124.30        $265.79
Janus Aspen Worldwide Growth                                     $22.65          $69.74          $119.34        $255.18
MFS Emerging Growth                                              $24.02          $74.02          $126.76        $271.61
MFS Growth & Income                                              $25.36          $78.06          $133.50        $285.10
MFS Research                                                     $24.12          $74.33          $127.28        $272.65
Morgan Stanley UF Fixed Income                                   $22.23          $68.45          $117.13        $250.47
Morgan Stanley UF High Yield                                     $23.27          $71.67          $122.65        $262.26
Morgan Stanley UF International Magnum                           $26.94          $82.95          $141.94        $303.51
OCC Accumulation Trust Managed                                   $24.01          $73.93          $126.50        $270.51
OCC Accumulation Trust Small Cap                                 $25.05          $77.15          $132.02        $282.29
Transamerica VIF Growth                                          $23.81          $73.39          $125.71        $269.52
Transamerica VIF Money Market                                    $21.22          $65.57          $112.60        $242.97
---------------------------------------------------------------------------------------------------------------------------





         Examples 4 through 6 show  expenses  for  contracts  with the  optional
Living Benefits Rider, based on the fee waivers and reimbursements for the portfolios for 1997. There is no guarantee that fee waivers or expense reimbursements will continue in the future. For annuitizations before the first contract anniversary and for annuitizations under a form that does not include life contingencies, a contingent deferred sales load may apply (see examples in column 4).

An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

Example 4:        If the owner surrenders the contract at the end of the applicable time period:

                                                             ---------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years        10 Years
                                                             ---------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $95.19         $134.52          $167.58        $263.21
Alliance VPF Growth & Income                                     $94.96         $133.65          $165.84        $258.06
Alliance VPF Premier Growth                                      $97.36         $141.06          $178.50        $285.10
Dreyfus VIF Capital Appreciation Growth                          $95.79         $136.23          $170.25        $267.47
Dreyfus VIF Small Cap                                            $95.58         $135.59          $169.14        $265.12
Janus Aspen Balanced                                             $96.11         $137.19          $171.90        $270.99
Janus Aspen Worldwide Growth                                     $95.16         $134.30          $166.94        $260.41
MFS Emerging Growth                                              $96.53         $138.57          $174.36        $276.82
MFS Growth & Income                                              $97.88         $142.61          $181.09        $290.24
MFS Research                                                     $96.64         $138.88          $174.88        $277.86
Morgan Stanley UF Fixed Income                                   $94.75         $133.01          $164.74        $255.71
Morgan Stanley UF High Yield                                     $95.79         $136.23          $170.25        $267.47
Morgan Stanley UF International Magnum                           $99.45         $147.50          $189.51        $308.62
OCC Accumulation Trust Managed                                   $96.52         $138.48          $174.10        $275.70
OCC Accumulation Trust Small Cap                                 $97.57         $141.70          $179.60        $287.45
Transamerica VIF Growth                                         $496.33         $137.95          $173.32        $274.74
Transamerica VIF Money Market                                    $93.74         $130.14          $160.24        $248.34
----------------------------------------------------------------------------------------------------------------------------

Example 5:        If the owner does not surrender and does not annuitize the contract:

                                                             ---------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years        10 Years
                                                             ---------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $23.19          $71.52          $122.58        $263.21
Alliance VPF Growth & Income                                     $22.96          $70.65          $120.84        $258.06
Alliance VPF Premier Growth                                      $25.36          $78.06          $133.50        $285.10
Dreyfus VIF Capital Appreciation Growth                          $23.79          $73.23          $125.25        $267.47
Dreyfus VIF Small Cap                                            $23.58          $72.59          $124.14        $265.12
Janus Aspen Balanced                                             $24.11          $74.19          $126.90        $270.99
Janus Aspen Worldwide Growth                                     $23.16          $71.30          $121.94        $260.41
MFS Emerging Growth                                              $24.53          $75.57          $129.36        $276.82
MFS Growth & Income                                              $25.88          $79.61          $136.09        $290.24
MFS Research                                                     $24.64          $75.88          $129.88        $277.86
Morgan Stanley UF Fixed Income                                   $22.75          $70.01          $119.74        $255.71
Morgan Stanley UF High Yield                                     $23.79          $73.23          $125.25        $267.47
Morgan Stanley UF International Magnum                           $27.45          $84.50          $144.51        $308.62
OCC Accumulation Trust Managed                                   $24.52          $75.48          $129.10        $275.70
OCC Accumulation Trust Small Cap                                 $25.57          $78.70          $134.60        $287.45
Transamerica VIF Growth                                          $24.33          $74.95          $128.32        $274.74
Transamerica VIF Money Market                                    $21.74          $67.14          $115.24        $248.34
----------------------------------------------------------------------------------------------------------------------------
Example 6: If the owner elects to annuitize at the end of the applicable  period under a Settlement Option with life contingencies:

                                                             ---------------------------------------------------------------
                                                                 1 Year         3 Years          5 Years        10 Years
                                                             ---------------------------------------------------------------
-------------------------------------------------------------
Alger American Income & Growth                                   $23.19          $71.52          $122.58        $263.21
Alliance VPF Growth & Income                                     $22.96          $70.65          $120.84        $258.06
Alliance VPF Premier Growth                                      $25.36          $78.06          $133.50        $285.10
Dreyfus VIF Capital Appreciation Growth                          $23.79          $73.23          $125.25        $267.47
Dreyfus VIF Small Cap                                            $23.58          $72.59          $124.14        $265.12
Janus Aspen Balanced                                             $24.11          $74.19          $126.90        $270.99
Janus Aspen Worldwide Growth                                     $23.16          $71.30          $121.94        $260.41
MFS Emerging Growth                                              $24.53          $75.57          $129.36        $276.82
MFS Growth & Income                                              $25.88          $79.61          $136.09        $290.24
MFS Research                                                     $24.64          $75.88          $129.88        $277.86
Morgan Stanley UF Fixed Income                                   $22.75          $70.01          $119.74        $255.71
Morgan Stanley UF High Yield                                     $23.79          $73.23          $125.25        $267.47
Morgan Stanley UF International Magnum                           $27.45          $84.50          $144.51        $308.62
OCC Accumulation Trust Managed                                   $24.52          $75.48          $129.10        $275.70
OCC Accumulation Trust Small Cap                                 $25.57          $78.70          $134.60        $287.45
Transamerica VIF Growth                                          $24.33          $74.95          $128.32        $274.74
Transamerica VIF Money Market                                    $21.74          467.14          $115.24        $248.34
----------------------------------------------------------------------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THIS ASSUMED RATE.

Settlement Option Payments

         Settlement option payments will be made either on a fixed basis or a variable basis or a combination of a fixed and variable basis, as you select. You have flexibility in choosing the annuity date, but it may generally not be a date later than the annuitant's 85th birthday or the tenth contract anniversary, whichever occurs last, but never later than the annuitant's 90th birthday. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available. (See "Settlement Option Payments" page 40.)

         Four  settlement  options are available  under the contract:
 (1) life annuity; (2) life and contingent annuity; (3) life annuity with period certain; and (4) joint and survivor annuity. (See "Settlement Option Forms" page 42.)

Death of Owner Before the Annuity Date

         If an owner dies prior to the annuity date and before either the owner's or any joint owner's 80th birthday, the death benefit for the contract will be the greater of (a) the account value reduced by credits less than 12 months or (b) the sum of all purchase payments made to the contract, less withdrawals and applicable premium tax charges. If death occurs after the earlier of the owner's or joint owner's 80th birthday, the death benefit will be the account value less any credits less than 12 months old. If the owner is not a natural person, the annuitant will be treated as the owner(s) for purposes of the death benefit.

         The death benefit will generally be paid within seven days of receipt of the required proof of death of the owner and election of the method of settlement or as soon thereafter as Transamerica has sufficient information to make the payment, but if no settlement method is elected the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option. (See "Death Benefit" page 33). Amounts in the guarantee period account will not be subject to interest adjustments in calculating the death benefit.

Federal Income Tax Consequences

         An owner who is a natural person generally should not be taxed on increases in the account value until a distribution under the contract occurs (e.g., a withdrawal or settlement option payment) or is deemed to occur (e.g., a pledge, loan, or assignment of a contract). Generally, a portion (up to 100%) of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise (although withholding is mandatory for certain qualified contracts). In addition, a federal penalty tax may apply to certain distributions. (See "Federal Tax Matters" page 44.)

Right to Cancel

         The owner has the right to examine the contract for a limited period, known as a "free look period." The owner can cancel the contract during this period by delivering or mailing a written notice of cancellation, or sending a telegram to the Service Center and by returning the contract before midnight of the tenth day after receipt of the contract (or longer if required by state law). Notice given by mail and the return of the contract by mail will be effective on the date received by Transamerica. Unless otherwise required by law, Transamerica will refund the purchase payment(s) allocated to any general account option (less any withdrawals) plus the variable accumulated value as of the date the written notice and the contract are received by Transamerica. Any credits will not be included in the amount paid. See "Purchase Payments" page 26 and "Account Value" page 28.

Questions

         Questions about procedures or the contract can be answered by the Transamerica Annuity Service Center ("Service Center"), at P.O. Box 31848, Charlotte, North Carolina 28231-1848, 800-258-4260. All inquiries should include the contract number and the owner's name.

         NOTE: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios which should be referred to for more detailed information. With respect to qualified contracts, it should be noted that the requirements of a particular retirement plan, an endorsement to the contract, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, as amended, may impose additional limits or restrictions on purchase payments, withdrawals, distributions, or benefits, or on other provisions of the contract. This prospectus does not describe such limitations or restrictions. (See "Federal Tax Matters" page 44.)

CONDENSED FINANCIAL INFORMATION

         Because the variable account had not yet commenced operations as of December 31, 1997, there are no financial statements available.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT

Transamerica Life Insurance and Annuity Company

         Transamerica Life Insurance and Annuity Company ("Transamerica") is a stock life insurance company incorporated under the laws of the State of California in 1966 and redomesticated to North Carolina in 1994. It is principally engaged in the sale of life insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation. The address of Transamerica is 401 North Tryon Street, Charlotte, North Carolina 28202.

Published Ratings

         Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect the financial strength and/or claims-paying ability of Transamerica and should not be considered as bearing on the investment performance of the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services,
Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms, including its obligations under the general account options of this contract. Such ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

The Variable Account

         Separate Account VA-6 of Transamerica (the "variable account") was established by Transamerica as a separate account under the laws of the State of North Carolina pursuant to June 11, 1996, resolutions of Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

         The assets of the variable account are owned by Transamerica but they are held separately from the other assets of Transamerica. Section 58-7-95 of the North Carolina Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account). Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the variable account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica.

         The variable account currently has seventeen variable sub-accounts available under the contract, each of which invests solely in a specific corresponding portfolio. Changes to the variable sub-accounts may be made at the discretion of Transamerica.

THE PORTFOLIOS

         Each of the variable  sub-accounts  offered under the contract  invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objectives follow. The management fees listed below are fees specified in the applicable advisory contract (i.e., before any fee waivers).

The Income and Growth Portfolio of The Alger American Fund seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. Except during temporary defensive periods, the portfolio attempts to invest 100%, and it is a fundamental policy of the portfolio to invest at least 65%, of its total assets in dividend paying equity securities. Alger
Management will favor securities it believes also offer opportunities for capital appreciation. The portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

Adviser:  Fred Alger Management, Inc.  Management Fee:  0.625%.

The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc., seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, investments in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks may be made by the portfolio. Purchases and sales of portfolio securities are made at such times and in such amounts as are deemed advisable in light of market, economic and other conditions.

Adviser:  Alliance Capital Management L.P.  Management Fee:  0.625%.

The Premier Growth Portfolio of Alliance Variable Products Series Fund, Inc., seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio will invest predominantly in the equity securities (common stocks, securities convertible into commons stocks and rights and warrants to subscribe for or purchase common stocks) of a limited number of large, carefully selected, high-quality U.S. companies that, in the judgment of the Adviser, are likely to achieve superior earnings growth. The portfolio investments in the 25 such companies most highly regarded at any point in time by the Adviser will usually constitute approximately 70% of the portfolio's net assets. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. The portfolio will, under normal circumstances, invest at least 85% of the value of its total assets in the equity securities of U.S. companies.

Adviser:  Alliance Capital Management L.P.  Management Fee:  1%.

The Capital Appreciation Portfolio of the Dreyfus Variable Investment Fund is a diversified portfolio, the primary investment objective of which is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. During periods which the Sub-Adviser determines to be of market strength, the portfolio acts aggressively to increase shareholders' capital by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments. The portfolio will seek investment opportunities generally in large capitalization companies (those with market capitalizations exceeding $500 million) which the Sub-Adviser believes have the potential to experience above average and predictable earnings growth.

Adviser: The Dreyfus Corporation. Sub-Adviser: Fayez Sarofim & Co. Management Fee: 0.75%.


The Small Cap Portfolio of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation. It seeks to achieve its objective by investing principally in common stocks. Under normal market conditions, the portfolio will invest at least 65% of its total assets in companies with market capitalizations of less than $1.5 billion at the time of purchase which The Dreyfus Corporation believes to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

Adviser:  The Dreyfus Corporation.  Management Fee:  0.75%.

The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This portfolio normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

Adviser:  Janus Capital  Corporation.  Management  Fee:  0.75% of the first
 $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.

The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.

The Emerging Growth Series of the MFS Variable Insurance Trust seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The policy is to invest primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of companies that the Adviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies). While the portfolio will invest primarily in common stocks, the portfolio may, to a limited extent, seek appreciation in other types of securities such as fixed income securities (which may be unrated), convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The portfolio may invest in non-convertible fixed income securities rated lower than "investment grade" (commonly known as "junk bonds") or in comparable unrated securities, when, in the opinion of the Adviser, such an investment presents a greater opportunity for appreciation with comparable risk to an investment in "investment grade" securities. Under normal market conditions the portfolio will invest not more than 5% of its nets assets in these securities. Consistent with its investment objective and policies described above, the portfolio may also invest up to 25% (and generally expects to invest not more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.75%.

The Growth with Income Series of the MFS Variable Insurance Trust seeks reasonable current income and long-term growth of capital and income. Under normal market conditions, the portfolio will invest at least 65% of its assets in equity securities of companies that are believed to have long-term prospects for growth and income. Equity securities in which the portfolio may invest include the following: common stocks, preferred stocks and preference stock; securities such as bonds, warrants or rights that are convertible into stocks; and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. Consistent with its investment objective and policies described above, the portfolio may also invest up to 75% (and generally expects to invest no more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.75%.

The Research Series of the MFS Variable Insurance Trust seeks long-term growth of capital and future income. The policy is to invest a substantial proportion of its assets in equity securities of companies believed to possess better than average prospects for long-term growth. Equity securities in which the portfolio may invest include the following: common stocks, preferred stocks and preference stocks, securities such as bonds, warrants or rights that are convertible into stocks and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. The portfolio's non-convertible debt investments, if any, may consist of "investment grade" securities, and, with respect to no more than 10% of the portfolio's net assets, securities in the lower rated categories or securities which the Adviser believes to be a similar quality to these lower rated securities (commonly know as "junk bonds"). Consistent with its investment objective and policies described above, the portfolio may also invest up to 20% of its net assets in foreign securities (including emerging market securities) which are not traded on a U.S. exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:   0.75%.

The Fixed Income Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of U.S. government and agencies, corporate bonds, mortgage backed securities, foreign bonds and other fixed income securities and derivatives. The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million plus 0.35% of the next
$500 million plus 0.30% of the assets over $1 billion.

The High Yield Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities of U. S. and foreign issuers, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds." The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of first $500 million plus 0.45% of next $500 million plus 0.40% of the assets over $1 billion.

The International Magnum Portfolio of the Morgan Stanley Universal Funds, Inc., seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The countries in which the portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (collectively the "EAFE countries"). The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the portfolio will be invested in equity securities of issuers in at least three different EAFE countries.

Adviser:  Morgan Stanley Asset  Management  Inc.  Management  Fee: 0.80% of
 the first $500 million plus 0.75% of the next $500 million plus 0.70% of the assets over $1 billion.

The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Adviser's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt, although the portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Adviser deems it advisable in order to preserve capital. In addition, the portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

Adviser: OpCap Advisors. Management Fee: 0.80% of first $400 million plus 0.75% of next $400 million plus
0.70% of the assets over $800 million.

The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances at least 65% of the portfolio's assets will be invested in equity securities. The majority of securities purchased by the portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market, and will also include options, warrants, bonds, notes and debentures which are convertible into or exchangeable for, or which grant a right to purchase or sell, such securities. In addition, the portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

Adviser:  OpCap  Advisors.  Management  Fee:  0.80% of the first $400  million plus 0.75% of the next $400  million
plus 0.70% of assets over $800 million.

The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. The Growth Portfolio invests primarily in common stocks of growth companies that are considered by the manager to be premier companies. In the manager's view, characteristics of premier companies include one or more of the following: dominant market share; leading brand recognition; proprietary products or technology; low-cost production capability; and excellent management with shareholder orientation. The manager of the Portfolio believes in long-term investing and places great emphasis on the sustainability of the above competitive advantages. Unless market conditions indicate otherwise, the manager also tries to keep the Portfolio fully invested in equity-type securities and does not try to time stock market movements. When in the judgment of the Sub-Adviser market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments. The portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade.

Adviser:  Transamerica  Occidental Life Insurance  Company.  Sub-Adviser:
 Transamerica  Investment  Services,  Inc.
Management Fee:  0.75%.

The Money Market  Portfolio of the  Transamerica  Variable  Insurance Fund,
 Inc., seeks to maximize current income
from money market  securities  consistent with liquidity and the preservation of principal.  The portfolio  invests
primarily in high quality U. S.  dollar-denominated  money  market  instruments with  remaining  maturities  of 13
months or less, including: obligations issued or guaranteed by the U. S. and foreign governments and their agencies and instrumentalities; obligations of U. S. and foreign banks, or their foreign  branches,  and U. S.
savings banks; short-term corporate obligations, including commercial paper, notes and bonds; other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The portfolio may also purchase other marketable, non-convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.

Adviser:  Transamerica  Occidental Life Insurance  Company.  Sub-Adviser:
Transamerica  Investment  Services,  Inc.
Management Fee:  0.35%.

         Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio  managers  anticipate  changing economic and market  conditions.
 THERE IS NO ASSURANCE THAT ANY OF THESE
PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.

         An investment in the contract is not a deposit or obligation of, or guaranteed or endorsed, by any bank, nor is the contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the contract involves certain investment risks, including possible loss of principal.

         Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica as well as other insurance companies, there is a possibility that a material conflict may arise between the interests of the variable account and one or more other separate accounts investing in the portfolios. In the event of a material conflict, the affected insurance companies will take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater details.

         Additional information concerning the investment objectives and policies of all of the portfolios, the investment advisory services and administrative services and charges can be found in the current prospectuses for the portfolios which accompany this prospectus. The portfolios' prospectuses should be read carefully before any decision is made concerning the allocation of purchase payments to, or transfers among, the variable sub-accounts.

         Transamerica may receive payments from some or all of the portfolios or their advisers, in varying amounts, that may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

Addition, Deletion, or Substitution

         Transamerica does not control the portfolios and cannot guarantee that any of the variable sub-accounts offered under this contract or any of the portfolios will always be available for allocation of purchase payments or transfers. Transamerica retains the right to make changes in the variable account and in its investments.

         Transamerica reserves the right to eliminate the shares of any portfolio held by a variable sub-account and to substitute shares of another portfolio or of another investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, a substitution of shares attributable to the owner's interest in a variable sub-account will not be made without prior notice to the owner and the prior approval of the Commission. Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.

         New variable sub-accounts for the contracts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions so warrant. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by Transamerica. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more variable sub-accounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant. In the event any variable sub-account is eliminated, Transamerica will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

         In the event of any substitution or change, Transamerica may make such changes in the contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

THE CONTRACT

         The contract is a flexible purchase payment deferred variable annuity contract. Other variable contracts are also available from Transamerica. The rights and benefits of this contract are described below and in the individual contract or in the certificate and group contract; however, Transamerica reserves the right to make any modification to conform the individual contract and the group contract and certificates thereunder to, or give the owner the benefit of, any federal or state statute or rule or regulation. The obligations under the contract are obligations of Transamerica. The contracts are available on a non-qualified basis and on a qualified basis. Contracts available on a qualified basis are as follows: (1) rollover and contributory individual retirement annuities (IRAs) under Code Sections 408(a) and 408(b); (2)
conversion, rollover and contributory Roth IRAs under Code Section 408A; (3) simplified employee pension plans (SEP/IRAs) that qualify for special federal income tax treatment under Code Section 408(k); (4) rollover Code Section 403(b) annuities (including Rev. Rul. 90-24 transfers); and (5) qualified pension and profit sharing plans intended to qualify under Code Section 401. Generally, qualified contracts contain certain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract. For further discussion concerning qualified contracts, see "Federal Tax Matters" page 44.

Ownership

         The owner is entitled to the rights granted by the contract. If the owner dies, the rights of the owner belong to the joint owner, if any, and then to the owner's beneficiary. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

         For non-qualified contracts, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. Transamerica reserves the right to reject any change of annuitant(s) which has been made without our prior written consent.

         If the owner is not an individual, the annuitant(s) may not be changed once the contract is issued. Different rules apply to qualified contracts. See "Federal Tax Matters," page 44.

         For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each contract, unless otherwise noted.

PURCHASE PAYMENTS

Purchase Payments

         All  purchase   payments  must  be  paid  to  the  Service  Center.   A
confirmation will be issued to the owner upon the acceptance of each purchase payment.

         The initial purchase payment must be at least $5,000 ($2,000 for contributory IRAs, SEP/IRAs and Roth
IRAs).

         The contract will be issued and the initial purchase payment generally will be credited within two business days after the receipt of both sufficient information to issue a contract and the initial purchase payment at the Service Center. Acceptance is subject to sufficient information being provided in a form acceptable to Transamerica, and Transamerica reserves the right to reject any request for issuance of a contract or purchase payment. Contracts normally will not be issued with respect to owners, joint owners, or annuitants more than 80 years old, nor will Transamerica normally accept purchase payments after the owners' (or annuitants' if non-individual owner) 81st birthday, although Transamerica in its discretion may waive these restrictions in appropriate cases.

         If the initial purchase payment allocated to the variable sub-account(s) cannot be credited within two days of receipt of the purchase payment and information requesting issuance of a contract because the information is incomplete or for any other reason, then Transamerica will contact the owner, explain the reason for the delay and will refund the initial purchase payment within five business days, unless the owner consents to Transamerica retaining the initial purchase payment and crediting it as soon as the requirements are fulfilled.

         Additional purchase payments may be made at any time prior to the annuity date. Additional purchase payments must be at least $1,000 or at least $100 if made pursuant to an automatic purchase payment plan under which the additional purchase payments are automatically deducted from a bank account and allocated to the contract. In addition, minimum allocation amounts apply (see "Allocation of Purchase Payments" below). Additional purchase payments are credited to the contract as of the date the payment is received.

         Total purchase payments for any contract may not exceed $1,000,000 without prior approval of Transamerica.

         In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

Allocation of Purchase Payments

         You specify how purchase payments will be allocated under the contract. You may allocate purchase payments between and among one or more of the variable sub-accounts and the general account options as long as the portions are whole number percentages and any allocation percentage for a variable sub-account is at least 10%. In addition, there is a minimum allocation of $100 to any variable sub-account and the fixed account, and $1,000 to each guarantee period. Transamerica may waive this minimum allocation amount under certain options and circumstances.

         Each purchase payment will be subject to the allocation percentages in effect at the time of receipt of such purchase payment. The allocation percentages for additional purchase payments may be changed by the owner at any time by submitting a request for such change, in a form and manner acceptable to Transamerica, to the Service Center. Any changes to the allocation percentages are subject to the limitation(s) above. Any change will take effect with the first purchase payment received with or after receipt by the Service Center of the request for such change and will continue in effect until subsequently changed.

         In certain jurisdictions and under certain conditions where by law Transamerica is required to return upon the exercise of the free look option, either (1) the purchase payment or (2) the greater of the purchase payment or account value (credits will not be included in the amount paid). Any initial allocation to the variable account may be held in the money market variable sub-account during the applicable free look period plus 5 days for delivery. Any such allocations to the money market variable sub-account will automatically be transferred at the end of the free-look period plus 5 days according to the owner's requested allocation. Such transfer will not count against the 12 allowed transfers without charge during the first contract year.

Investment Option Limit

         Currently, the owner may not allocate amounts to more than eighteen investment options over the life of the contract. Investment options include variable sub-accounts and general account options. Each variable sub-account, each duration of guarantee period under the guarantee period account and the fixed account that ever received a transfer or purchase payment allocation count as one towards this total of eighteen limit.
Transamerica may waive this limit in the future.

         For example, if the owner makes an allocation to the money market variable sub-account and later transfers all amounts out of this money market variable sub-account, it would still count as one for the purposes of the limitation even if it held no value. If the owner transfers from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three. If the owner selects a guarantee period and renews for the same term, the count will be one; but if the owner renews to a guarantee period with a different term, the count will be two.

Credit

         We add a credit to your account value with each purchase payment received. This credit is funded from our general account. Each credit is allocated to the account value at the same time as the applicable purchase payment. Credits are applied to the investment options in the same ratio as the applicable purchase payment. The amount available as a death benefit or upon waiver of the contingent deferred sales load under the Living Benefits Rider does not include credits applied in the immediately preceding 12 months. The amount returned if you exercise your right to cancel the contract during the free-look period does not include any credits applied.

         The credit is expressed and payable only as a percentage of purchase payments. Currently the percentage is 3.25%. We may vary this percentage.

Examples.  The following examples illustrate how a 3.25% credit works.

         Suppose you invest $10,000 in a contract. Transamerica immediately credits an additional 3.25%, or $325, so your Account Value begins at $10,325. Assume that in six months the Account Value increases by 5%, so it is $10,841 (($10,325 x 0.05= $516.25) + $10,325= $10,841). At that point in time, the death benefit would be $10,516 ($10,841 less the $325 credit). Note that although the credit is not included in the death benefit, the $16.25 of earnings on the credit is included. The cash surrender value would be $10,841 minus the contingent deferred sales load of 8% and other applicable deductions.

         Assume that at the end of twelve months, the Account Value has increased by 10% so it is $11,357.50 (($10,325 x .10=$1,032.50) +
$10,325=$11,357.50). The death benefit at that time would be the full Account Value of $11,357.50 and the cash surrender value would be $11,357.50 minus the contingent deferred sales load of 8% and other applicable deductions.

         A decrease in value works in a similar manner. Again suppose you invest $10,000 and Transamerica credits a 3.25%, or $325, credit, and the Account Value decreases 10% in six months, so your Account Value is $9292.50 ($10,325 minus $1,032.50). Your death benefit at that point in time would be $10,000, since it is never less than your purchase payments (less any partial withdrawals and premium taxes). Your cash surrender value would be the Account Value of $9,292.50 minus the 8% surrender charge and other applicable deductions.

         In the case of multiple purchase payments, for purposes of the credit the most recent purchase payment is deemed to be withdrawn first. Suppose you make a $10,000 purchase payment in January 1998 (getting a $325 credit) and a $20,000 purchase payment in June 1998 (getting a $650 credit). If you die in March 1999 (more than 12 months after the January 1998 purchase payment, but less than 12 months after the June 1998 purchase payment), the $650 credit for the June purchase payment has not vested (since it is less than 12 months old) so the full $650 is deducted in calculating the death benefit. However, the death benefit would include any earnings attributable to that credit. The $325 credit for the January payment is over 12 months old so it (and any earnings on it) is included in the death benefit.

ACCOUNT VALUE

         Before the annuity date, the account value is equal to: (a) the general account options accumulated value plus (b) the variable accumulated value.

         The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected portfolios as well as the deductions for charges and fees. A valuation period is the period between successive valuation days. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

         Purchase payments allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the purchase payment allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial purchase payment, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of: (a) the date sufficient information, in an acceptable manner and form, is received at our Service Center; or (b) the date our Service Center receives the initial purchase payment. In the case of any additional purchase payment, variable accumulation units for that payment will be credited at the end of the valuation period during which Transamerica receives the payment. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit may go up or down.

         The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the statement of additional information.
         Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

TRANSFERS

Before the Annuity Date

         Before the annuity date, you may transfer all or any portion of the account value among the variable sub-accounts and the guarantee periods. Transfers are restricted into or out of the fixed account. See "General Account Options" in Appendix A.

         Transfers among the variable sub-accounts and the general account options may be made by submitting a request, in a form and manner acceptable to Transamerica, to the Service Center. The transfer request must specify: (1) the variable sub-account(s) and/or the general account option(s) from which the transfer is to be made; (2) the amount of the transfer; and (3) the variable sub-account(s) and/or general account option(s) to receive the transferred amount. The minimum amount which may be transferred from the variable sub-accounts and the general account options is $1,000. Transfers among the variable sub-accounts are also subject to such terms and conditions as may be imposed by the portfolios.

         When a transfer is made from a guarantee period before the end of its term, the amount transferred may be subject to an interest adjustment. (See "The General Account Options" in Appendix A.) A transfer from a guarantee period made within 30 days before the last day of its term will not be subject to any interest adjustment.

         Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 18 made during the same contract year. Transamerica reserves the right to waive the transfer fee or vary the number of transfers without charge or not count transfers under certain options or services for purposes of the allowed number without charge. See "Transfers" on page 29 for additional limitations regarding transfers. A transfer generally will be effective on the date the request for transfer is received by the Service Center.

         If a transfer reduces the value in a variable sub-account or guarantee period or in the fixed account to less than $1,000, then Transamerica reserves the right to transfer the remaining amount along with the amount requested to be transferred in accordance with the transfer instructions provided by the owner. Under current law, there will not be any tax liability for transfers within the contract.

Other Restrictions

         Transamerica reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. Transamerica has determined that the movement of significant variable sub-account values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities because the portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, Transamerica reserves the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney and to require that each transfer request be made by a separate communication to Transamerica. Transamerica also reserves the right to require that each transfer request be submitted in writing and be manually signed by the owner(s); telephone or facsimile transfer requests may not be allowed.

Telephone Transfers

         Transamerica will allow telephone transfers if the owner has provided proper authorization for such transfers in a form and manner acceptable to Transamerica. Transamerica reserves the right to suspend telephone transfer privileges at any time, for some or all contracts, for any reason. Withdrawals are not permitted by telephone.

         Transamerica will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. In the opinion of certain government regulators, Transamerica may be liable for such losses if it does not follow those procedures. The procedures Transamerica will follow for telephone transfers may include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.

Dollar Cost Averaging

         Prior to the annuity date, the owner may request that amounts be automatically transferred on a monthly basis from a "source account," which is currently either the money market sub-account or the fixed account, to any of the variable sub-accounts by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Other source accounts may be available; call the Service Center for availability.

         Only one source account can be elected at a time. The transfers will begin when the owner requests, but no sooner than one week following, receipt of such request, provided that dollar cost averaging transfers will not commence until the later of (a) 30 days after the contract effective date, or (b) the estimated end of the free look period (allowing 5 days for delivery). Transfers will continue for the number of consecutive months selected by the owner unless
(1) terminated by the owner, (2) automatically terminated by Transamerica because there are insufficient amounts in the source account, or (3) for other reasons as described in the election form. The owner may request that monthly transfers be continued for a term then available by giving notice to the Service Center in a form and manner acceptable to Transamerica within 30 days prior to the last monthly transfer. If no request to continue the monthly transfers is made by the owner, this option will terminate automatically with the last transfer at the end of the term.

         In order to be eligible for dollar cost averaging, the following conditions must be met: (1) the value of the source account must be at least $5,000; (2) the minimum amount that can be transferred out of the source account is $250 per month; and (3) the minimum amount transferred into any other variable sub-account is the greater of $250 or 10% of the amount being transferred. These limits may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.

         There is currently no charge for the dollar cost averaging option and transfers due to dollar cost averaging currently will not count toward the number of transfers allowed without charge per contract year.
Transamerica may charge in the future for dollar cost averaging.

         Dollar cost averaging transfers may not be made to or from the guarantee period account or to the fixed account.

Automatic Asset Rebalancing

         After purchase payments have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the allocation percentages. The owner may instruct Transamerica to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in the owner instructions to Transamerica and accepted by Transamerica. The owner may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. The owner may elect to have amounts allocated among the variable sub-accounts using whole percentages, with a minimum of 10% allocated to each variable sub-account.

         The owner may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a contract year. Transamerica reserves the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. Transamerica may in the future charge for this service and may count the transfers toward those allowed without charge.

Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.

After the Annuity Date

         If a variable payment option is elected, the owner may make transfers among variable sub-accounts after the annuity date by giving a written request to the Service Center, subject to the following provisions: (1) transfers after the annuity date may be made no more than four times during any contract year; and (2) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $75 monthly payment.

         Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information.

CASH WITHDRAWALS

         The owner of a non-qualified contract may withdraw all or part of the cash surrender value at any time prior to the annuity date by giving a written request to the Service Center. For qualified contracts, reference should be made to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals. See "Federal Tax Matters," page 44. The cash surrender value is equal to the account value, less any account fee, interest adjustment, contingent deferred sales load and premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received along with all completed forms then required by Transamerica. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.

         In the case of a partial withdrawal, you may direct the Service Center to withdraw amounts from specific variable sub-account(s) and/or from the general account options. If the owner does not specify, the withdrawal will be taken pro rata from account value.

         A partial withdrawal request cannot be made if it would reduce the account value to less than $2,000. In that case, the owner will be notified.

         Withdrawal (including surrender) requests generally will be processed as of the end of the valuation period during which the request, including all completed forms, is received. Payment of any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and processing of any transfers will occur within seven days from the date the election is received, except that Transamerica may postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners. The withdrawal request will be effective when all required withdrawal request forms are received. Payments of any amounts derived from a purchase payment paid by check may be delayed until the check has cleared the owner's bank.

         When a withdrawal is made from a guarantee period before the end of its term, the amount withdrawn may be subject to an interest adjustment. See "The General Account Options" in Appendix A.

         Transamerica may delay payment of any withdrawal from the general account options for up to six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment.

         SINCE THE OWNER ASSUMES THE INVESTMENT RISK FOR ALL AMOUNTS IN THE VARIABLE ACCOUNT AND BECAUSE CERTAIN WITHDRAWALS ARE SUBJECT TO A CONTINGENT DEFERRED SALES LOAD AND OTHER CHARGES, THE TOTAL AMOUNT PAID UPON SURRENDER OF THE CONTRACT MAY BE MORE OR LESS THAN THE TOTAL PURCHASE PAYMENTS.

         An owner may elect, under the systematic withdrawal option or automatic payout option (but not both), to withdraw certain amounts on a periodic basis from the variable sub-accounts prior to the annuity date.

         The tax consequences of a withdrawal or surrender are discussed later in this prospectus. See "Federal Tax Matters" page 44.

Systematic Withdrawal Option

         Prior to the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-account(s) on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until than the later of (a) 30 days after the contract effective date or (b) the end of the free look period. Withdrawals will be from the variable sub-account(s) and in the percentage allocations that you specify. If no specifications are made, withdrawals will be pro rata based on account value and any applicable interest adjustment will apply to withdrawals from the guarantee periods. Systematic withdrawals cannot be made from a variable sub-account from which dollar cost averaging transfers are being made and cannot be elected concurrently with the automatic payment option. The systematic withdrawal option is currently not available with respect to the general account options.

         To be eligible for the systematic withdrawal option, the account value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently, the owner can elect any amount over $100 to be withdrawn systematically. The owner may also make partial withdrawals while receiving systematic withdrawals. If the total withdrawals (systematic, automatic, or partial) in a contract year exceed the allowed amount to be withdrawn without charge for that year, any applicable contingent deferred sales load will then apply.


         The withdrawals will continue indefinitely unless terminated. If this option is terminated it may not be elected again until the end of the next 12 full months.

         Transamerica reserves the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a contract year.

         Systematic withdrawals may be taxable and, prior to age 59 1/2, subject to a 10% federal tax penalty. See
"Federal Tax Matters," page 44.

Automatic Payout Option ("APO")

         Prior to the annuity date, for certain qualified contracts, the owner may elect the automatic payout option (APO) to satisfy minimum distribution requirements under Sections 401(a)(9), 403(b), and 408(b)(3) of the Code. See "Federal Tax Matters" page 44. For IRAs and SEP/IRAs this may be elected no earlier than six months prior to the calendar year in which the owner attains age 70 1/2, but payments may not begin earlier than January of such calendar year. For other qualified contracts, APO can be elected no earlier than six months prior to the later of when the owner (a) attains age 70 1/2; and (b) retires from employment. Additionally, APO withdrawals may not begin before the later of (a) 30 days after the contract effective date or (b) the end of the free look period. APO may be elected in any calendar month, but no later than the month of the owner's 84th birthday.

         Withdrawals will be from the variable sub-account(s) and in the percentage allocations you specify. If no specifications are made, withdrawals will be pro rata from account value. Withdrawals can not be made from a variable sub-account from which dollar cost averaging transfers are being made. The APO is not currently available with respect to the general account options. The calculation of the APO amount will reflect the total account value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on value in this contract.

         To be eligible for this option,  the following  conditions must be met:
(1) the account value must be at least $12,000 at the time of election; (2) the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9) or 408(b)(3) or $500. These conditions may change. Currently, withdrawals under this option are only paid annually.

         The withdrawals will continue indefinitely unless terminated. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.

DEATH BENEFIT

         If an owner dies before the annuity date, a death benefit is payable. If death occurs prior to any owner's or joint owner's 80th birthday, the death benefit will be equal to the greater of (a) the account value reduced by any credits less than 12 months old, or (b) the sum of all purchase payments made to the contract less withdrawals and applicable premium tax charges. If the owner or joint owner dies before the annuity date and after either the deceased owner's or joint owner's 80th birthday the death benefit will be the account value less any credits less than 12 months old. For purposes of calculating such death benefit, the account value is determined as of the date the benefit is paid. If the owner is not a natural person, the annuitant(s) will be treated as the owner(s) for purposes of the death benefit. For example, if the owner is a trust that allows a person(s) other than the trustee to exercise the ownership rights under this certificate, such person(s) must be named annuitant(s) and will be treated as the owner(s) so the death benefit will be determined based on the age of the annuitant(s).


         An ownership change will be subject to our then current underwriting rules and may decrease the death benefit. However, such reduction will never decrease the death benefit below the account value (minus any credits less than 12 months old).

Payment of Death Benefit

         The death benefit is generally payable upon receipt of proof of death of the owner. Upon receipt of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment.

         The death benefit will be determined as of the end of the valuation period during which our Service Center receives both proof of death of the owner or joint owner and the written notice of the settlement option elected by the person to whom the death benefit is payable. If no settlement method is elected, the death benefit will be a lump sum distributed within five years after the owner's death. No contingent deferred sales load nor interest adjustment will apply.

         Until the death benefit is paid, the account value allocated to the variable account remains in the variable account, and fluctuates with investment performance of the applicable portfolio(s). Accordingly, the amount of the death benefit depends on the account value at the time the death benefit is paid, not at the time of death.

Designation of Beneficiaries

         The owner may select one or more beneficiaries by designating the person(s) to receive the amounts payable under this contract if: the owner dies before the annuity date and there is no joint owner; or the owner dies after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time. The interest of any beneficiary who dies before the owner will terminate at time of death of such beneficiary.

         A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

         If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by this contract unless the owner gives us other instructions at the time the beneficiaries are named.

         Transamerica may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name

Death of Owner or Joint Owner Before the Annuity Date

         If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). For example, this certificate will remain in force with the annuitant's surviving spouse as the new annuitant if:

         o        This contract is owned by a trust; and

         o The beneficiary is either the annuitant's surviving spouse, or a trust holding the contract solely for the benefit of such spouse.

         The manner in which we will pay the death benefit depends on the status of the person(s) involved in the contract. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

         o        The joint owner, if any

         o        The beneficiary, if any

If the owner is not the annuitant:

         o        The joint owner, if any

         o        The beneficiary, if any

         o        The annuitant;

         o        The joint annuitant; if any

If the death benefit is payable to the owner's surviving spouse (or to a trust for the sole benefit of such surviving spouse),

         We will continue this contract with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other that the owner's surviving spouse,

         We will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person(s) selects another option as provided below.

In lieu of the automatic form of death benefit specified above,

         The person(s) to whom the death benefit is payable may elect to receive it:

         o        In a lump sum; or

         o As settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

         Election of either option must be made no later than 60 days prior to the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid,

         We will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.


If the death benefit is payable to a non-individual (subject to the special rule for a trust for the sole benefit of a surviving spouse),

         We will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date

         If an owner and an annuitant are not the same individual and the annuitant (or the last of joint annuitants) dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

Death after the Annuity Date

         If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

         Upon the owner's death after the annuity date, any remaining ownership rights granted under this contract will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision

         The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES  AND DEDUCTIONS

         No deductions are currently made from purchase payments (although we reserve the right to charge for any applicable premium tax charges). Therefore, the full amount of the purchase payments are invested in one or more of the variable sub-accounts and/or the general account options.

Contingent Deferred Sales Load

         No deduction for sales charges is made from purchase payments at the time they are made. However, a contingent deferred sales load of up to 8% of purchase payments may be imposed on certain withdrawals or surrenders to partially cover certain expenses incurred by Transamerica relating to the sale of the contract, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

         The contingent deferred sales load percentage varies according to the number of years between when a purchase payment was credited to the contract and when the withdrawal is made. The amount of the contingent deferred sales load is determined by multiplying the amount withdrawn subject to the contingent deferred sales load by the contingent deferred sales load percentage in accordance with the following table. In no event shall the aggregate contingent deferred sales load assessed against the contract exceed 8% of the aggregate purchase payments.

Number of Years
Since Receipt of                                                    Contingent Deferred Sales Load
contingent deferred sales load
Purchase Payment                                              As a Percentage of Purchase  Payment

Less than one year                                                              8%
1 year but less than 2 years                                                    8%
2 years but less than 3 years                                                   7%
3 years but less than 4 years                                                   6%
4 years but less than 5 years                                                   5%
5 years but less than 6 years                                                   4%
6 years but less than 7 years                                                   3%
7 or more years                                                                 0%

Free Withdrawals-Allowed Amount

         Beginning 30 days after the contract effective date (or the end of the free look period, if later), the owner may make a withdrawal up to the "allowed amount" without incurring a contingent deferred sales load each contract year before the annuity date.

         The allowed amount each contract year is equal to 10% of the total purchase payments received during the last seven years determined as of the last contract anniversary less any withdrawals during the present contract year. In the first contract year, the 10% will be applied to the total purchase payments at the time of the first withdrawal.

         Purchase payments held for seven full years may be withdrawn without charge.

         Withdrawals will be made first from purchase payments on a first-in/first-out basis and then from earnings and last from credits. The allowed amount may vary depending on the state of issuance. If the allowed amount is not fully withdrawn or paid out during a contract year, it does not carry over to the next contract year.

Free Withdrawals - Living Benefits Rider

         When the contract is purchased, the owner may also elect, in certain states, a Living Benefits Rider for an additional fee that provides that the contingent deferred sales load will be waived in any of the three following instances:

(1) if the owner receives extended medical care in a licensed hospital or nursing care facility (as defined in the contract) for at least 60 consecutive days, and the request for the withdrawal or surrender, together with proof of such extended care, is received at the Service Center during the term of such care or within 90 days after the last day upon which the owner received such extended care; or

(2) if the owner receives medically required in-home care for at least 60 days and such extended in-home medical care is certified by a qualified medical professional and the owner may also be required to submit other evidence as required by Transamerica such as evidence of medicare eligibility; or

 (3) if the owner becomes terminally ill after the first contract year and the terminal illness is diagnosed by a qualified medical professional and is reasonably expected to result in death within 12 months.

Neither (1) nor (2) apply if the owner is receiving extended medical care in a licensed hospital or nursing care facility or in-home medical care at the time the contract is purchased.

         Transamerica reserves the right to not accept purchase payments after the owner has qualified for any of these waivers. Owner under this rider means either the owner or the joint owner, if any, or annuitant(s) if the contract is not owned by an individual. Any withdrawals under this rider on which the contingent deferred sales load is waived will not reduce the allowed amount for the contract year. Any credits less than 12 months old will not be available for withdrawal under this rider.

Other Free Withdrawals

         In addition, no contingent deferred sales load is assessed: upon annuitization after the first contract year to an option involving life contingencies; upon payment of the death benefit; or upon transfers of account value. Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals (including withdrawals under the systematic withdrawal option or the APO) and full surrenders unless the owner elects to "gross-up" the amount for a partial withdrawal to cover the applicable contingent deferred sales load. The contingent deferred sales load and any premium tax charge applicable to a withdrawal from the guarantee period account will be deducted from the amount withdrawn after the interest adjustment, if any, is applied and before payment is made.

Administrative Charges

         Account Fee

         At the end of each contract year before the annuity date, Transamerica deducts an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The annual account fee is equal to the lesser of $30 or 2% of the account value. The account fee may be increased upon 30 days advance written notice, but in no event may it exceed $60 (or 2% of the account value, if less) per contract year. If the contract is surrendered, the account fee, unless waived will be deducted from a full surrender before the application of any continent deferred sales load. The account fee will be deducted on a pro rata basis (based on values) from the account value including both the variable sub-accounts and the general account options. No interest adjustment will be assessed on any deduction for the account fee taken from the guarantee period account. The account fee for a contract year will be waived if the account value exceeds $50,000 on the last business day of that contract year or as of the date the contract is surrendered.

         Annuity Fee

         After the annuity date, an annual annuity fee of $30 to help cover processing costs will be deducted in equal amounts from each variable payment made during the year ($2.50 each month if monthly payments). This fee will not be changed. No annuity fee will be deducted from fixed payments. This fee may be waived.

         Administrative Expense Charge

         Transamerica also makes a daily deduction (the administrative expense charge) from the variable account (both before and after the contract date) at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse Transamerica for administrative expenses. Transamerica has the ability in most states to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. Transamerica will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.

Mortality and Expense Risk Charge

         Transamerica deducts a charge for bearing certain mortality and expense risks under the contracts. This is a daily charge at an effective annual rate of 1.20% of the assets in the variable account. Transamerica guarantees that this charge of 1.20% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.

         Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by Transamerica. The mortality risks assumed by Transamerica arise from its contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the contract and to pay death benefits prior to the annuity date.

         The expense risk assumed by Transamerica is the risk that Transamerica's actual expenses in administering the contracts and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for certain options and services.

         If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on Transamerica. Conversely, if this charge is more than sufficient, any excess will be profit to Transamerica. Currently, Transamerica expects a profit from this charge.

         Transamerica anticipates that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the contracts. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of contract distribution, the deficiency will be met from Transamerica's general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Living Benefits Rider Fee

         If the owner elected the Living Benefits Rider when the contract was purchased, a fee will be deducted at the end of each contract month while the rider continues in force. The fee each month will be 1/12 of 0.05% of the account value at that time. The fee is deducted from each variable sub-account on pro rata based on the value in each variable sub-account through the cancellation of variable accumulation units. If there is insufficient variable accumulated value, the fee will be deducted pro rata from the values in the general account options (any interest adjustment will apply.) Transamerica reserves the right to waive the interest adjustment for deduction from the guarantee period account for this rider fee.

Premium Tax Charges

         Currently   there  is  no  charge  for   premium   taxes   except  upon
annuitization. However, Transamerica may be required to pay premium or retaliatory taxes currently ranging from 0% to 5%. Transamerica reserves the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date. In some states and jurisdictions, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable law.

Transfer Fee

         Transamerica currently imposes a fee for each transfer in excess of the first 18 in a single contract year. Transamerica will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover Transamerica's costs of processing transfers. Transamerica reserves the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.



Option and Service Fees

         Transamerica reserves the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a contract year.

Taxes
         No charges are currently made for taxes. However, Transamerica reserves the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that Transamerica determines to be attributable to the contracts.

Portfolio Expenses

         The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. A complete description of the fees, expenses, and deductions from the portfolios are found in the portfolios' prospectuses. (See "The Portfolios" page 20.)

Interest Adjustment

         For a description of the interest adjustment applicable to early withdrawals and transfers from the guaranteed period account, see "The General Account Options -- the Guarantee Period Account" in Appendix A of this prospectus.

Sales in Special Situations

         Transamerica may sell the contracts in special situations that are expected to involve reduced expenses for Transamerica. These instances may include: 1) sales in certain group arrangements, such as employee savings plans;
2) sales to current or former officers, directors and employees (and their families) of Transamerica and its affiliates; 3) sales to officers, directors, and employees (and their families) of the portfolios' investment advisers and their affiliates; and 4) sales to officers, directors, employees and sales agents (registered representatives) (and their families) of broker-dealers and other financial institutions that have sales agreements with Transamerica to sell the contracts. In these situations, 1) the contingent deferred sales load may be reduced or waived, 2) the mortality and expense risk charge or administration charges may be reduced or waived; and/or 3) certain amounts may be credited to the contract account value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the contract account value. These reductions in fees or charges or credits to account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to account value may be taxable and treated as purchase payments for purposes of income tax and any possible premium tax charge.

SETTLEMENT OPTION  PAYMENTS

Annuity Date

         The annuity date is the date that the annuitization phase of the contract begins. On the annuity date, we will apply the annuity amount (defined below) to provide payments under the settlement option selected by the owner. The annuity date is selected by the owner and may be changed from time to time by the owner by giving notice, in a form and manner acceptable to Transamerica, to the Service Center, provided that notice of each change is received by the Service Center at least thirty (30) days prior to the then-current annuity date. The annuity date cannot be earlier than the first contract anniversary except for certain qualified contracts. The latest annuity date which may be elected is the later of (a) the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitants' 85th birthday, or (b) the first day of the month coinciding with or next following the tenth contract anniversary (but in no event later than the annuitants' or joint annuitants' 90th birthday). The latest allowed annuity date may vary in certain jurisdictions.

         The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available. See "Federal Tax Matters," page 44.

Settlement Option Payments

         The annuity amount is the account value, less any interest adjustment, less any applicable contingent deferred sales load, and less any applicable premium tax charges. Any contingent deferred sales load will be waived if the settlement option payments involve life contingencies and begin on or after the first contract anniversary.

         If the amount of the monthly payment from the settlement option selected by the owner would result in a monthly settlement option payment of less than $150, or if the annuity amount is less than $5,000, Transamerica reserves the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $75 from each variable sub-account from which such payments are made.

         The owner may choose from the settlement options below. Transamerica may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts. Transamerica reserves the right to ask for satisfactory proof of the annuitant's (or joint annuitant's) age. Transamerica may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

         The owner may choose from the two payment options described below. The annuity date and settlement options available for qualified contracts may also be controlled by endorsements, the plan or applicable law.

Election of Settlement Option Forms and Payment Options

         Before the annuity date, and while the annuitant is living, the owner may, by written request, change the settlement option or payment option. The request for change must be received by the Service Center at least 30 days prior to the annuity date.

         In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, Transamerica will make settlement option payments in accordance with the 120 month period certain and life settlement option and the applicable provisions of the contract.

Payment Options

         Owners may elect a fixed or a variable payment option, or a combination of both (in 25% increments of the annuity amount).

         Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the general account options will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the account value in the variable sub-accounts on the annuity date.

Fixed Payment Option

         A fixed payment option provides for payments which will remain constant pursuant to the terms of the settlement option elected. If a fixed payment option is selected, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica, and the amount of payments will be established by the fixed settlement option selected and the age and sex (if sex-distinct rates are allowed by law) of the annuitant(s) and will not reflect investment experience after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate specified in the contract to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.

Variable Payment Option

         A variable  payment  option  provides for payments  that vary in dollar
amount,   based  on  the  investment   performance  of  the  selected   variable
sub-account(s). The variable settlement option purchase rate tables in the contract reflect an assumed annual interest rate of 4%, so if the actual net investment performance of the variable sub-account(s) is less than 4%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-account(s) is higher than 4%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 4% rate, then the dollar amount of the actual payments will remain constant. Transamerica may offer other assumed annual interest rates.

         Variable payments will be based on the variable sub-accounts selected by the owner, and on the allocations among the variable sub-accounts.

         For further details as to the determination of variable payments, see the Statement of Additional Information.

Settlement Option Forms

         The owner may choose any of the settlement option forms described below. Subject to approval by Transamerica, the owner may select any other settlement option forms then being offered by Transamerica.

         (1) Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.

         (2) Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant, for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.


         The written request for this form must: (a) name the contingent annuitant; and (b) state the percentage of payments to be made after the annuitant dies. Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. Transamerica will require proof of age for the annuitant and for the contingent annuitant before payments start.

         (3) Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of: (a) the annuitant's life; or (b) the period certain. The period certain may be 120 or 180 or 240 months.

         If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment due just before the annuitant's death. No benefit will then be payable to the beneficiary.

         If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless the owner provides otherwise.

         The written request for this form must: (a) state the length of the period certain; and (b) name the beneficiary.

         (4) Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue for so long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this form if the annuitant and joint annuitant both die shortly after the annuity date.

         The written request for this form must: (a) name the joint annuitant; and (b) state the percentage of continued payments to be made upon the first death. Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. Transamerica will need proof of age for the annuitant and joint annuitant before payments start.

         (5) Other Forms of Payment. Benefits can be provided under any other settlement option not described in this section subject to Transamerica's agreement and any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to the Service Center at least 30 days before the annuity date.

         After the annuity date, (a) no changes can be made in the settlement option and payment option; (b) no additional purchase payment will be accepted under the contract; and (c) no further withdrawals will be allowed.

         The owner of a non-qualified contract may, at any time after the contract date by written notice to us at our Service Center, change the payee of benefits being provided under the contract. The effective date of change in payee will be the latter of: (a) the date we receive the written request for such change; or (b) the date specified by the owner. The owner of a qualified contract may not change payees, except as permitted by the plan, arrangement or federal law.

FEDERAL TAX MATTERS

Introduction

         The following discussion is a general description of federal tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a
distribution   under  the  contract.   Any  person  concerned  about  these  tax
implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         The contract may be purchased on a non-tax qualified basis ("non-qualified contract") or purchased and used in connection with plans or arrangements qualifying for special tax treatment ("qualified contract"). Qualified contracts are designed for use in connection with plans or arrangements entitled to special income tax treatment under Sections 401, 403(b), 408 and 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on the type of retirement plan or arrangement for which the contract is purchased, on the tax and employment status of the individual concerned, and on Transamerica's tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax qualified retirement plan or arrangement and receiving distributions from a qualified contract in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the contract. The following discussion is based on the assumption that the contract qualifies as an annuity for federal income tax purposes and that all purchase payments made to qualified contracts are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

Purchase Payments

         At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange, transfer, conversion or surrender of another annuity contract, Transamerica may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. Transamerica will require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract would require the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract; Transamerica will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

Taxation of Annuities

         In General

         Section 72 of the Code governs taxation of annuities in general. Transamerica believes that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value (e.g., withdrawals or settlement option payments). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a qualified contract, any portion of an interest in the plan) generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

         The owner of any contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

         The following discussion generally applies to a contract owned by a natural person.

         Withdrawals

         With respect to non-qualified contracts, partial withdrawals (including withdrawals under the systematic withdrawal option) are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the "investment in the contract" at that time. The "investment in the contract" generally equals the amount of non-deductible purchase payments made.

         In the case of a withdrawal from qualified contracts (including withdrawals under the systematic withdrawal option or the automatic payout option), a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan or arrangement. The "investment in the contract" generally equals the amount of non-deductible purchase payments made by or on behalf of any individual. For certain qualified contracts, the "investment in the contract" can be zero. Special tax rules applicable to certain distributions from qualified contracts are discussed below, under "Qualified Contracts."

         If a partial withdrawal from the guarantee period account is subject to an interest adjustment, the account value immediately before the withdrawal will not be altered to take into account the interest adjustment. As a result, for purposes of determining the taxable portion of a partial withdrawal, the account value will be treated as including the amount deducted from the guarantee period account due to the interest adjustment.

         Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

         Settlement  Option Payments

         Although the tax consequences may vary depending on the settlement option elected under the contract, in general a ratable portion of each payment that represents the amount by which the account value exceeds the "investment in the contract" will be taxed based on the ratio of the "investment in the contract" to the total benefit payable; after the "investment in the contract" is recovered, the full amount of any additional settlement option payments is taxable.

         For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract."

         For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the payments for the term selected ; however, the remainder of each settlement option payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

         Withholding

         The Code requires Transamerica to withhold federal income tax from withdrawals. However, except for certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

         The withholding rate varies according to the type of distribution and the Owner's tax status. "Eligible rollover distributions" from Section 401(a) plans and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or to an IRA.

         The federal income tax withholding rate for a distribution that is not an "eligible rollover distribution" is 10% of the taxable amount of the distribution.

         Penalty Tax

         There may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the owner attains age 59 1/2; (2) made as a result of death or disability of the owner; or (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a "designated beneficiary." Other exceptions to the tax penalty may apply to certain distributions from a qualified contract.

         Taxation of Death Benefit Proceeds

         Amounts may be distributed from the contract because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which are not excluded from gross income.

         Transfers, Assignments, or Exchanges of the Contract

         For non-qualified contracts, a transfer of ownership of a contract, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified contracts may not be assigned or transferred, except as permitted by the Code or the Employee Retirement Income Security Act of 1974 (ERISA).


         Multiple Contracts

         All deferred non-qualified contracts that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Qualified Contracts

         In General

         The qualified contracts are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/21 (subject to certain exceptions);
distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

         We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Owners are responsible for determining that contributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

         For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reach age 70 1/2. For IRAs and SEP/IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

         Qualified Pension and Profit Sharing Plans

         Section 401(a) of the Code permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the contract in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefits payments. Purchasers of a contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the contract to their specific needs.

    Individual Retirement Annuities, Simplified Employee Plans and Roth IRAs

         The sale of a contract for use with any IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

         The contract is designed for use with IRA rollovers and contributory IRA's. A contributory IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as an "IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA.

         Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's compensation (including earned income as defined in Code Section 401(c)(2)) and may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual in considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

         Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans (SEP/IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP/IRAs are subject to certain Code requirements regarding participation and amounts of contributions.

         The contract may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA on a non-deductible basis. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in section 408(a) or 408(b), other than a Roth IRA. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. Purchasers should seek competent advice as to the suitability of the contract for use with Roth IRAs.

         Tax Sheltered Annuities

         Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

         Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

         Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.

         Restrictions under Qualified Contracts

         Other restrictions with respect to the election, commencement, or distribution of benefits may apply under qualified contracts or under the terms of the plans in respect of which qualified contracts are issued. A qualified contract will be amended as necessary to conform to the requirements of the Code.

Taxation of Transamerica

         Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, Transamerica believes that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.

         Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, Transamerica does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains attributable to the variable account, then Transamerica may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contract

         Diversification Requirements

           Section   817(h)  of  the  Code   requires   that  with   respect  to
non-qualified contracts, the investments of the portfolios be "adequately diversified" in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.

         In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

         The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

         Required Distributions

         In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The owner's "designated beneficiary" refers to a natural person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

         The non-qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. All provisions in the contract will be interpreted to maintain such tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract.

Possible Changes in Taxation

Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the Contracts could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Other Tax Consequences

         As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect Transamerica's understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

         From time to time, Transamerica may advertise yields and average annual total returns for the variable sub-accounts. In addition, Transamerica may advertise the effective yield of the money market variable sub-account. These figures will be based on historical information and are not intended to indicate future performance.

         The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield of a variable sub-account (other than the money market variable sub-account) refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

         The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular contract. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular contract, the yield of that contract will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

         The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account commenced operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment (including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes) as of the last day of each of the periods for which total return quotations are provided.

         Performance information for any variable sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

         Reports and promotional literature may also contain other information including (1) the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report,
Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

         In its advertisements and sales literature, Transamerica may discuss, and may illustrate by graphs, charts, or otherwise, the implications of longer life expectancy for retirement planning, the tax and other consequences of long-term investment in the contract, the effects of the contract's lifetime payout options, and the operation of certain special investment features of the contract -- such as the dollar cost averaging option. Transamerica may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating purchase payments between the general account options and a variable sub-account. Transamerica may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

         Transamerica may from time to time also disclose average annual total return in non-standard formats and cumulative (non-annualized) total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

         All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

         Transamerica may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio prior to the time the variable account commenced operations.

DISTRIBUTION OF THE CONTRACT

         Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products.

         Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 4% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.

PREPARING FOR YEAR 2000

As a result of computer systems that may recognize a date of 12/31/00 as the year 1900 rather than the year 2000, disruptions of business activities may occur with the year 2000. In response, Transamerica established in 1997 a "Y2K" committee to address this issue. With regard to the systems and software which administer and affect the contracts, Transamerica has determined that its own internal systems will be Year 2000 compliant. Additionally, Transamerica requires any third party vendor which supplies software or administrative services to Transamerica in connection with the administration of the contracts, to certify that the software or services will be Year 2000 compliant. In determining the variable accumulation unit values for each variable sub-account, Transamerica is reliant upon information received from the portfolios and is confirming that Year 2000 issues will not interfere with this flow of information. As of the date of this prospectus, it is not anticipated that contract owners will experience negative affects on their investment, or on the services received in connection with their contracts, as a result of Year 2000 issues. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of service in connection with the year 2000.

LEGAL PROCEEDINGS

         There is no pending material legal proceeding affecting the variable account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

LEGAL MATTERS

         Advice   regarding   certain  legal  matters   concerning  the  federal
securities laws applicable to the issue and sale of the contract has been provided by Sutherland, Asbill & Brennan LLP. The organization of Transamerica, its authority to issue the contract and the validity of the form of the contract have been passed upon by James W. Dederer, General Counsel and Secretary of Transamerica.

ACCOUNTANTS

         The consolidated financial statements of Transamerica for each of the three years in the period ended December 31, 1997, have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their reports appearing in the Statement of Additional Information, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. There are no audited financial statements for the variable account since it had not commenced operations as of the date of this prospectus.

VOTING RIGHTS

         To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

         The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the contract decrease.

         The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective portfolios.

         Shares as to which no timely instructions are received and shares held by Transamerica as to which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

         Each  person  or  entity  having  a  voting   interest  in  a  variable
sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

         It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION

         Transamerica  has filed a  registration  statement  (the  "Registration
Statement") with the Securities and Exchange Commission under the 1933 Act relating to the contract offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract. Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                                     Page
THE CONTRACT .......................................................    3
NET INVESTMENT FACTOR ..............................................    3
VARIABLE PAYMENT OPTIONS............................................    3
Variable Annuity Units and Payments.................................    3
Variable Annuity Unit Value.........................................    3
Transfers After the Annuity Date....................................    4
GENERAL PROVISIONS..................................................    4
         IRS Required Distributions.................................    4
         Non-Participating..........................................    4
         Misstatement of Age or Sex.................................    4
         Proof of Existence and Age.................................    4
         Annuity Data...............................................    4
         Assignment.................................................    5
         Annual Report..............................................    5
         Incontestability...........................................    5
         Entire Contract............................................    5
         Changes in the Contract....................................    5
         Protection of Benefits.....................................    5
         Delay of Payments..........................................    5
         Notices and Directions.....................................    6
CALCULATION OF YIELDS AND TOTAL RETURNS ............................    6
         Money Market Sub-Account Yield Calculation.................    6
         Other Sub-Account Yield Calculations.......................    6
         Standard Total Return Calculations.........................    7
         Adjusted Historical Portfolio Performance Data.............    8
         Other Performance Data.....................................    8
HISTORIC PERFORMANCE DATA...........................................    8
         General Limitations........................................    8
         Adjusted Historical Performance Data.......................     8
DISTRIBUTION OF THE CONTRACT........................................     18
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS..............................     18
STATE REGULATION....................................................     18
RECORDS AND REPORTS.................................................     18
FINANCIAL STATEMENTS................................................     18
APPENDIX............................................................     20

Appendix A

THE GENERAL ACCOUNT OPTIONS

         This prospectus is generally intended to serve as a disclosure document only for the contract and the variable account. For complete details regarding the general account options, see the contract itself.

         The account value allocated to the general account options becomes part of the general account of Transamerica, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act, and Transamerica has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the general account options.

         The general account options are part of the general account of Transamerica. The general account of Transamerica consists of all the general assets of Transamerica, other than those in the variable account, or in any other separate account. Transamerica has sole discretion to invest the assets of its general account subject to applicable law.

         The allocation or transfer of funds to the general account options does not entitle the owner to share in the investment experience of Transamerica's general account.

         There are two general account options: the fixed account and the guarantee period account, as described below.
                                                 THE FIXED ACCOUNT

         Currently, Transamerica guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the fixed account under the contracts. However, Transamerica reserves the right to change the minimum rate according to state insurance law. Transamerica may credit interest at a rate in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that the company may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are general economic trends, rates of return currently available and anticipated on the company's investments, regulatory and tax requirements, and competitive factors.

         Any interest credited to amounts allocated to the fixed account in excess of 3% per year will be determined in the sole discretion of Transamerica. The owner assumes the risk that interest credited to the fixed account allocations may not exceed the minimum guarantee of 3% for any given year.

         Rates of interest credited to the fixed account will be guaranteed for at least twelve months and will vary by the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, Transamerica may change the annual rate of interest for that class; this new annual rate of interest will remain in effect for at least twelve months. New purchase payments made to the contract which are allocated to the fixed account may receive different rates of interest. These rates of interest may differ from those interest rates credited to amounts transferred from the variable sub-accounts or guarantee period account and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied under certain options and services Transamerica may be offering.

Transfers

         Each contract year the owner may transfer a percentage of the value of the fixed account to variable sub-accounts or to the guarantee period account. The maximum percentage that may be transferred will be declared annually by Transamerica. This percentage will be determined by Transamerica at its sole discretion, but will not be less than 10% of the value of the fixed account on the preceding contract anniversary and will be declared each year. Currently, this percentage is 25%. The owner is limited to four transfers from the fixed account each contract year, and the total of all such transfers cannot exceed the current maximum. If Transamerica permits dollar cost averaging from the fixed account to the variable sub-accounts, the above restrictions are not applicable.

         Generally, transfers may not be made from any variable sub-account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts. Additionally, transfers may not be made from the fixed account to: 1) any guarantee period; 2) the Transamerica VIF Money Market Sub-Account; and 3) any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments. Transamerica reserves the right to modify the limitations on transfers to and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.

                                            THE GUARANTEE PERIOD ACCOUNT

         The guarantee period account provides a guaranteed fixed rates of interest compounded annually for specific guarantee periods. Amounts allocated to the guarantee period account will be credited with interest of no less than 3% per year. Amounts withdrawn from a guarantee period prior to the end of its guarantee period will be subject to an interest adjustment, as explained below.

         Each guarantee period offers a specified duration with a corresponding guaranteed interest rate. Currently Transamerica is offering three, five and seven year guarantee periods but these may change at any time.

         The owner bears the risk that, after the initial guarantee period, Transamerica will not credit interest in excess of 3% per year to amounts allocated to the guarantee period account.

         Each amount allocated or transferred to the guarantee period account will establish a new guarantee period of a duration selected by the owner from among those then being offered by Transamerica. Every guarantee period offered by Transamerica will have a duration of at least one year. The minimum amount that may be allocated or transferred to a guarantee period is $1,000. Purchase payments allocated to a guarantee period will be credited on the date the payment is received at the Service Center. Any amount transferred from another guarantee period or from a variable sub-account to a guarantee period will establish a new guarantee period as of the effective date of the transfer.

Guarantee Period

         Each guarantee period will have its own guaranteed interest rate and expiration date. The guaranteed interest rate applicable to a guarantee period will depend on the date the guarantee period is established, the duration chosen by the owner and the class of that guarantee period . A guarantee period chosen may not extend beyond the annuity date.

         Transamerica reserves the right to limit the maximum number of guarantee periods that may be in effect at any one time.

         Transamerica will establish effective annual rates of interest for each guarantee period. The effective annual rate of interest established by Transamerica for a guarantee period will remain in effect for the duration of the guarantee period.
         Interest will be credited to a guarantee period based on its daily balance at a daily rate which is equivalent to the guaranteed interest rate applicable to that guarantee period for amounts held during the entire guarantee period. Amounts withdrawn or transferred from a guarantee period prior to its expiration date will be subject to an Interest Adjustment as described below. In no event will the effective annual rate of interest applicable to a guarantee period be less than 3% per year.

Interest Adjustment

         If any amount is withdrawn or transferred from a guarantee period prior to its expiration date (excluding withdrawals for the purpose of paying the death benefit), the amounts withdrawn or transferred will be subject to an interest adjustment. The interest adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The interest adjustment is computed by multiplying the amount withdrawn or transferred by the following factor:

                                     [(1 + I) divided by (1 + J + 0.005)]N/12 -1
         where:

         I        is the guaranteed interest rate in effect;

         J is the current interest rate available for a period equal to the number of years remaining in the guarantee period at the time of withdrawal or transfer (fractional years are rounded up to the next full year); and

         N is the number of full months remaining in the term at the time the withdrawal or transfer request is processed.

         In general the interest adjustment will operate to decrease the value upon withdrawal or transfer when the guaranteed interest rate in effect for that allocation is lower than the current interest rate (as of the date of the transaction) that would apply for a guarantee period equal to the number of full years remaining in the guarantee period as of that date. (For purposes of determining the interest adjustment, if the company does not offer a guarantee period of that duration, the applicable current interest rate will be determined by linear interpolation between current interest rates for two periods that are available). If the current interest rate thus determined plus 1/2 of one percent is greater than the guaranteed interest rate, the interest adjustment will be negative and amount withdrawn or transferred will be decreased. However, the value will never be decreased below the initial allocation plus daily interest at 3% interest per year. There are no positive interest adjustments.

Expiration of a guarantee period

         At least 45 days, but not more than 60 days, prior to the expiration date of a guarantee period, Transamerica will notify the owner as to the options available when a guarantee period expires. The owner may elect one of the following:

         (a)      transfer  the amount  held in that  guarantee  period to a new
                  guarantee   period   from  among   those   being   offered  by
                  Transamerica at such time.

         (b) transfer the amount held in that guaranteed period to one or more variable sub-accounts or to another general account option then available.

         Transamerica must receive the owner's notice electing one of these at the Service Center by the expiration date of the guarantee period. If such election has not been received by Transamerica at the Service Center, the amount held in that guarantee period will remain in the guaranteed period account and a new guarantee period of the same duration as the expiring guarantee period, if offered, will automatically be established by Transamerica with a new guaranteed interest rate declared by Transamerica for that guarantee period. The new guarantee period will start on the day following the expiration date of the previous guarantee period.

         If Transamerica is not currently offering guarantee period having the same duration as the expiring guarantee period, the new guarantee period will be the next longer duration, or if Transamerica is not offering a guarantee period longer than the duration of the expiring guarantee period, the next shorter duration. However, no guarantee period can extend beyond the annuity date.

         If the amount held in an expiring guarantee period is less than $1,000, Transamerica reserves the right to transfer such amount to the money market variable sub-account.

Appendix B

Example of Variable Accumulation Unit Value Calculations

         Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488. Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .00367% (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00245. If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53798 (15.5 x 1.00245).

Example of Variable Annuity Unit Value Calculations

         Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been
13.500000. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53163 (13.5 x 1.00245 (the net investment factor) x 0.999893). 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.

Example of Variable Annuity Payment Calculations

         Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

         Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and 13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000. Then the first variable annuity payment would be:

         3,200 x 15.5 x 5.73 divided by 1,000 = $284.21,
         and the number of variable annuity units credited for future payments would be:
         284.21 divided by 13.5 = 21.052444.

         For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be $285.59 (21.052444 x 13.565712).

Appendix C

                 Transamerica Life Insurance and Annuity Company

                                               DISCLOSURE STATEMENT
                                        for Individual Retirement Annuities

         The following information is being provided to you, the Owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Annuity ("IRA") and summarizes some of the financial and tax consequences of establishing an IRA. Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This Disclosures Statement is intended to be read together with, and be a part of, the prospectus and the terms used here will have the same meaning as in the prospectus, unless otherwise stated.

         We have filed the Transamerica Life Insurance and Annuity Company's Individual Retirement Annuity ("Transamerica Life IRA") Contract with the IRS for approval. Please note that IRS approval applies only to the form of the contract and does not represent a determination of the merits of such IRA contract.

         It may be necessary for us to amend your Transamerica Life IRA Contract in order for us to obtain or maintain IRS approval. In addition, laws and regulations adopted in the future may require changes to your contract in order to preserve its status as an IRA. We will send you a copy of any such amendment.

         No contribution will be accepted under a SIMPLE plan established by any employer pursuant to Internal Revenue Code Section 408(p). No funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE plan may be transferred or rolled over to your Transamerica Life IRA prior to the expiration of the two (2) year period beginning on the date you first participated in the employer's SIMPLE plan. In addition, depending on the annuity contract you purchased, contributory IRAs may or may not be available. Please refer to your prospectus.

         This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996 (SBA-96), the Health Insurance Portability and Accountability Act of 1996 (HIPAA) and the Tax Relief Act of 1997 (TRA-97). The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on January 1, 1998. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.

         Definitions

Contributions - Purchase Payments or Premiums as applicable to your Contract.

Contract - Certificate or contract as applicable.

Compensation - For purposes of determining allowable contributions, the term "Compensation" includes all earned-income, including net earnings from self-employment and alimony or separate maintenance payments received and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

         Revocation of Your IRA or Roth IRA

         You have the right to revoke your IRA or Roth IRA during the seven calendar day period following its establishment. The establishment of your IRA or Roth IRA will be the contract effective date for your contract. This seven day calendar period may or may not coincide with the free look period of your contract. In order to revoke your IRA or Roth IRA, you must notify us in writing and you must mail your revocation to us postage prepaid, at: P.O. Box 31848, Charlotte, NC 28231-1848. The date of the postmark (or the date of certification or registration if sent by certified or registered mail) will be considered your revocation date. If you revoke your IRA or Roth IRA during the seven day period, an amount equal to your purchase payment (without any adjustments for items such as administrative expenses, fees, or fluctuation in market value) will be returned to you.

         The rules that apply to a Traditional Individual Retirement Annuity (which is referred to in this Disclosure Statement simply as an "IRA" or as a "Traditional IRA") generally also apply to IRAs under Simplified Employee Pension plans (SEP/IRAs), unless specific rules for SEP/IRAs are stated.

IRA PART I:  TRADITIONAL IRAs

         1.  Contributions

         (a) Regular IRA. You may make contributions to a regular IRA in any amount up to the combined tax deductible and non-tax deductible contribution limit described in Part I Section 2 of this Disclosure Statement. Such contributions are also subject to the minimum amount under the contract. Such contributions shall be in cash. Your contribution to a regular IRA for a tax year must be made by the due date (not including extensions) for your federal tax return for that tax year.

         (b) Spousal IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual IRA and may make contributions to those IRAs in accordance with the rules and limits for tax deductible and non-tax deductible contributions contained in Section 219(c) of the Code, which are summarized in Part I, Section 2 of this Disclosure Statement. Such contributions shall be in cash. Your contribution to a Spousal IRA for a tax year must be made by the due date (not including extensions) for your federal income tax return for that tax year.

         (c) Rollover IRA. Rollover contributions are unlimited in dollar amount. These consist of eligible distributions received by you from another IRA or tax-qualified retirement plan. If you elect to make a direct rollover from another IRA, your distribution will be directly deposited into your rollover IRA. However, you may only rollover the amounts from one IRA into another IRA once in any 365-day period. A direct rollover distribution is not taxable until you withdraw the amounts from your rollover IRA, and no income tax will be withheld from the direct rollover distribution. If a distribution is paid to you and you want to roll over all or part of the distributed amount to this IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. Generally, any distribution from a tax-qualified retirement plan, such as a pension plan, 401(k) plan, profit sharing or Keogh plan, can be rolled over unless it is a "minimum required distribution" (see below). A direct transfer from a tax-qualified retirement plan to an IRA is considered a rollover. However, distributions of "after-tax" plan contributions (i.e. amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan) cannot be rolled over to an IRA. In addition, you may not roll over any payment that is a minimum required distribution (as discussed in Part I, Section 4(a)), or that is part of a series of payments that are to be made to you from a tax-qualified retirement plan or IRA that is to be paid to your over your life, life expectancy, or for a period of at least 10 years.


         Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

         (d) Transfers. You may make an initial or subsequent contribution to your Transamerica IRA hereunder by directing a Trustee of an existing individual retirement account or IRA to transfer an amount in cash to this IRA.

         (e) Simplified Employee Pension Plan (SEP/IRA). If an IRA is established that meets the requirements of a SEP/IRA, your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($160,000 for 1998, adjusted for inflation thereafter) or $30,000. The amount of such contribution is not includable in your income as wages for federal income tax purposes. Within that overall limit you may elect to defer up to $10,000 of your compensation in 1998 (as adjusted for inflation in accordance with the Code) if your employer's SEP/IRA plan permits and if the compensation deferral feature was in effect prior to January 1, 1997. The amount of such elective deferral is excludable from your income as wages for federal income tax purposes.

         Your employer is not required to make a SEP/IRA contribution in any year nor make the same percentage contribution each year. But, if contributions are made, they must be made to the SEP/IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If the rules are not met, any SEP/IRA contributions by the employer will be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details, see your employer.

         (f) Responsibility of the Owner. Contributions, rollovers, or transfers to this IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to this IRA.

         2.   Deductibility of Contributions

         (a) Eligibility. If neither you, nor your spouse, is an active participant (see (b) below) and you file a joint income tax return, for each taxable year you and your spouse may contribute up to $4,000 together (but no more than $2,000 to each IRA) if your combined compensation is at least equal to that amount. In this case you and your spouse may take a deduction for the entire amount contributed. If you are an active participant but have an adjusted gross income (AGI) below a certain level (see (c) below), you may make a deductible contribution as under current law. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA is phased out and eventually eliminated. Beginning in 1998, if you are not an active participant (even though your spouse is), you may take a full $2,000 deduction for contributions to an IRA. This deduction is subject to phase out at joint AGI levels between $150,000 and $160,000, and is eliminated for AGI levels above $160,000.

         (b) Active Participant. You are an "active participant" for a year if you participate in a retirement plan. For example, if you participate in a pension plan, profit sharing plan, a 401 plan, certain government plans, a tax-sheltered arrangement under Code Section 403, or a SEP/IRA plan, you are considered to be an active participant. Your Form W-2 for the year should indicate your participation status.

         (c) Adjusted Gross Income (AGI). If you are an active participant, you must look at your AGI for the year (or if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

         Your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:

Married Filing Jointly                                        Unmarried
Taxable       Applicable                                      Taxable           Applicable
Year          Dollar Limitation                               Year              Dollar Limitation
1997...........$40,000                                     1997................ $25,000
1998...........$50,000                                     1998................ $30,000
1999...........$51,000                                     1999................ $31,000
2000...........$52,000                                     2000................ $32,000
2001...........$53,000                                     2001.................$33,000
2002...........$54,000                                     2002.................$34,000
2003...........$60,000                                     2003.................$40,000
2004...........$65,000                                     2004.................$45,000
2005...........$70,000                                     2005 and
2006...........$75,000                                     thereafter...........$50,000
2007 and
thereafter.....$80,000

         If your AGI is less than $10,000 above your Threshold Level ($20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1, 2007) you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (and an additional $2,000 for a Spousal IRA).
You can calculate your Deduction Limit as follows:

         10,000 - Excess AGI  x  Maximum Allowable Deduction = Deduction Limit
         -------------------
                  10,000

         For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation.

         If you are married, but you and your spouse lived apart during the entire taxable year and file separate income tax returns, the deductibility of your IRA contribution is calculated as if you were not married.

         You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your earned income.

         (d) Restrictions.No deduction is allowed for (i) contributions other than in cash; (ii) contributions (other than those by an employer to a SEP/IRA) made during the calendar year in which you attain age 70 1/2 or thereafter; or
(iii) for any amount you contribute which was a distribution from another retirement plan ("rollover" contribution). However, the limitations in paragraphs (a) and (c) of this section do not apply to rollover contributions.

              3.  Nondeductible Contributions to IRAs

         Even if you are above the Threshold Level and, thus, may not make a deductible contribution of $2,000 (and an additional $2,000 for a Spousal IRA), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA (and an additional $2,000 for a Spousal IRA). The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a nondeductible contribution even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

         If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year.

         4.   Distributions

         (a) Required Minimum Distributions. Distribution of your IRA must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2 (the required beginning date). You may take required minimum distributions from any IRA you maintain as long as: (i) distributions begin when required; (ii) periodic payments are made at least once a year; and (iii) the amount to be distributed is not less than the minimum required under current federal law. If you own more than one IRA, you can choose whether to take your minimum distribution from one IRA or a combination of your IRAs. A distribution may be made at once in a lump sum, or it may be made in installments. Installment payments must be made in equal or substantially equal amounts over: (i) your life or the joint lives of you and your beneficiary; or
(ii) a period not exceeding your life expectancy (as redetermined annually under IRS tables in the income tax regulations), or the joint life expectancy of you and your beneficiary (as redetermined annually, if that beneficiary is your spouse). Also, special rules may apply if the age difference between you and your designated beneficiary (other than your spouse) is greater than ten year.

         If settlement option payments start prior to the April 1 following the year you turn age 70 1/2, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the death benefit provisions below.

         If you die before the entire interest in your IRA is distributed to you, but after your required beginning date, the entire interest in the IRA must be distributed to your beneficiary at least as rapidly as your IRA was being distributed prior to your death. If you die before your required beginning date and if you have no designated beneficiary, distribution must be completed by December 31 of the calendar year that is five years after your death. If you die before your required beginning date and if you have a designated beneficiary, distributions to your designated beneficiary must be made in substantially equal installments over the life of life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

         If the  beneficiary is your surviving  spouse,  and you die before your required beginning date your surviving spouse will become the new owner/annuitant and can continue this IRA on the same basis as before your death. If your surviving spouse does not wish to continue this contract as his or her IRA, he or she may elect to receive the death benefit in the form of settlement option payments. Such payments must be in equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. The surviving spouse must elect this option and begin receiving payments no later than the earliest of the following dates: (i) December 31 of the year following the year you died; or (ii) December 31 of the year in which you would have reached the required beginning date if you had not died. Either you or, if applicable, your beneficiary, is responsible for assuring that the required minimum distribution is taken in a timely manner and that the correct amount is distributed.

         (b) Taxation of IRA Distributions.Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and earnings).

         Thus, if you receive a distribution from your IRA and you previously made deductible and nondeductible contributions, you may not take an IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

    Remaining Nondeductible contributions           Total distributions         Nontaxable distributions
    Year-end total IRA balances               X     (for the year)        =     (for the year)

         To figure the year-end total IRA balance, you must treat all of your IRAs as a single IRA. This includes all regular IRAs, as well as SEP/IRAs, and Rollover IRAs. You also add back the distributions taken during the year. Please refer to IRS Publication 590, Individual Retirement Arrangements, for instructions, including worksheets that can assist you in these calculations. Transamerica will report all distributions to the IRS as fully taxable income to you.

         Even if you withdrew all of the money in your IRA in a lump sum, you will not be entitled to use any form of income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution is taxable as a capital gain.

         (c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from your IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you are married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

         5.   Penalties

         (a) Excess Contributions. If at the end of any taxable year your IRA contributions (other than rollovers or transfers) exceed the maximum allowable (deductible and nondeductible) contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return for the year (including extensions) for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to an additional 10% tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as IRA contributions in the following year to the extent that the excess, when aggregated with your IRA contribution (if any) for the subsequent year, does not exceed the maximum allowable (deductible and nondeductible) amount for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned to you, or applied as contributions in subsequent years.

         Excess contributions that were withdrawn will not be taxable income to you if you did not take a deduction for the excess amount.

         (b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary (as determined from IRS tables in the income tax regulations). Also, the 10% penalty will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks. Effective for distributions made in 1998 or later, the 10% penalty tax also will not apply to an early distribution made to pay for first-time homebuyer expenses of you or certain family members, or for higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principal residence, including settlement, financing and closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution (excluding any nondeductible contribution included therein) is includable in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution.

         (c) Required Minimum Distributions (RMD). If the RMD rules described in
Part I, Section 4 (a) of this Disclosure Statement apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

         (d) Prohibited Transactions. If you or the beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the IRA, or any interference with the independent status of the
IRA), the IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire IRA (excluding any nondeductible contributions included therein) will be includable in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions. If you pledge your IRA, or your benefits under the contract, as security for a loan, the portion pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion pledged as security in your income that year for federal tax purposes. You may also be subject to early withdrawal penalties, as described in
Part I, Section 5.b.

         (e) Overstatement or Understatement of Nondeductible Contributions. If you overstate your nondeductible IRA contributions on your federal income tax return (without reasonable cause) you may be subject to a penalty. A penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any generally applicable tax, interest, and penalties for which you may be liable if you understate income upon receiving a distribution from your IRA. See Part I,
Section 4(b) of this Disclosure Statement. IRA PART II: ROTH IRAs

         1.  Contributions

         (a) Regular Roth IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3 of this Disclosure Statement. Such contributions are also subject to the minimum amount under the Contract. Such contribution shall be in cash. Your contribution for a tax year must be made by the due date (not including extensions) for your federal income tax return for that tax year. Unlike traditional IRAs, you may continue making contributions after you reach 70 1/2.

         (b) Spousal Roth IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3 of this Disclosure Statement. Such contributions shall be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date (not including extensions) for your federal income tax return for that tax year.

         (c) Rollover Roth IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3.

         (d)  Transfer   Roth  IRA.  You  may  make  an  initial  or  subsequent
contribution hereunder by directing a Trustee of an existing Roth IRA to transfer the assets in that Roth IRA to your new Roth IRA.

         (e) Conversion Roth IRA. You may open a Conversion Roth IRA within 60 days of receiving a distribution form an existing Traditional IRA or by instructing the Trustee or issuer of an existing Traditional IRA to transfer the assets in that Traditional IRA account to your new Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your Adjusted Gross Income ("AGI"), not including the rollover or transfer amount, is greater than $100,000, or if you are married and you and your spouse file separate tax returns, you may not convert a Traditional IRA into a Roth IRA.

         (f) Responsibility of the Owner. Contributions, rollovers, transfers, or conversions to this Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.

         2.  Deductibility of Contributions

         Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax (see Part II, 4(b) below). This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

         3.  Contribution Limits

         Contributions for each taxable year to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $2,000 each year. Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit.

         (a) Regular Roth IRAs. The maximum amount you may contribute to a Regular Roth IRA will depend on the amount of your income. Your maximum $2,000 contribution begins to phase out when your AGI reaches $95,000 (unmarried) or $150,000 (married filing jointly). Under the phase out, your maximum contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 (unmarried) or $160,000 (married filing jointly). If you are married and you and your spouse file separate tax returns, your maximum contribution phases out between $0 and $10,000. You should consult your tax advisor to determine your maximum contribution.

         If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married.

         (b) Spousal Roth IRAs. Contributions to your lower-earning spouse's Spousal Roth IRA may not exceed the lesser of (a) 100% of both spouses' combined compensation minus any Roth or deductible Traditional IRA contribution for the spouse with the higher compensation or (b) $2,000. A maximum of $4,000 may be contributed to both spouses' Spousal Roth IRAs. Contributions can be divided between the spouses' Roth IRAs as you and your spouse wish, but no more than $2,000 can be contributed to either one of the Roth IRAs each year.

         (c) Rollover Roth IRAs. There is no contribution limit on the amounts that you may rollover from another Roth IRA into this Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.

         (d) Transfer Roth IRAs. There is no contribution limit on amounts that you transfer from another Roth IRA into this Roth IRA.

         (e) Conversion Roth IRAs. There is no contribution limit on amounts that you convert from your Traditional IRA into this Roth IRA if you are eligible to open a Conversion Roth IRA as described above. However, the distribution proceeds from your Traditional IRA are includable in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax (described below) if the distribution proceeds are deposited to your Rollover Roth IRA within 60 days. You may roll over a distribution from any single Traditional IRA to a conversion Roth IRA or any other IRA only once in any 365-day period.

         You can also open a Conversion Roth IRA by instructing the issuer, custodian or trustee of your existing Traditional IRA to transfer your Traditional IRA assets to a Roth IRA, which will be the successor to your existing Traditional IRA. The transfer will be treated as a distribution from your Traditional IRA, and that amount will be includable in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% distribution penalty tax.

         For tax years before 1999, if you make a rollover or transfer from a Traditional IRA to a Roth IRA, the income tax due upon distribution from the Traditional IRA is payable ratably over four years beginning in the year of the conversion.

         Also, consult your tax advisor before combining amounts in a Conversion Roth IRA with any regular contributions or with amounts rolled over or transferred into the Conversion IRA in other tax years.

         4.   Distributions

         (a) Required Minimum Distribution. Unlike a Traditional IRA, there are no rules that require that distribution be made to you from your Roth IRA during your lifetime.

         If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your designated beneficiary may elect to take distributions in the form of settlement option payments made in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

         If your beneficiary is your surviving spouse, he or she will become a new owner/annuitant and can continue this Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue this Contract as his or her Roth IRA, he or she may elect to receive the death benefit in the form of settlement option payments. Such payments must be in equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the earliest of the following dates: (i) December 31 of the year following the year you died; or (ii) December 31 of the year in which you would have reached age 70 1/2.

         Your beneficiary is responsible for assuring that the required minimum distribution following your death is taken in a timely manner and that the correct amount is distributed.

         (b) Taxation of Roth IRA Distributions. The amounts that you withdraw from your Roth IRA are generally tax-free. However, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2 , or within 5 years of your first contribution to the Roth IRA, or within 5 years of a contribution rolled over, transferred, or converted from a Traditional IRA, will generally be treated as an early distribution subject to regular income tax. No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution or the rollover or transfer contribution from a Traditional IRA to the Roth IRA, where the withdrawal is made (i) upon your death or disability, or (ii) to pay first-time homebuyer expenses of you or certain family members. Note that for amounts converted from a Traditional IRA to a Roth IRA, the five-year period applies separately to amounts converted. No portion of your distribution is taxable as a capital gain.

         (c) Withholding. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you are married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

         5.   Penalties

         (a) Excess Contributions. If at the end of any taxable year your Roth IRA contributions (other than rollovers, transfers, or conversions) exceed the maximum allowable contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return (including extensions) for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to an additional 10% tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your Roth IRA contribution (if any) for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each year they are neither returned to your nor applied as contributions in subsequent years.

         (b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 , or within 5 years of your first contribution to the Roth IRA, or within 5 years of a contribution rolled over, transferred or converted from a Traditional IRA, constitutes an early distribution subject a 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary (as determined from IRA tables in the income tax regulations). Also, the 10% penalty will not apply if distributions are used to pay for medical expenses in excess of 7.5% or your AGI, or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks. The 10% penalty tax also will not apply to an early distribution made to pay for first-time homebuyer expenses for you or certain family members, or for higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including settlement, financing and closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.

         In addition, it is likely that the law will change in 1998 to provide retroactively that if amounts transferred, rolled over, or converted from a Traditional IRA to a Roth IRA are withdrawn before five years, (i) the entire amount that was transferred or rolled over, not just the earnings, may be subject to the 10% penalty tax, and (ii) an additional 10% tax may apply if the amounts transferred, rolled over, or converted were (or are to be) included in income ratably over four years. Special rules may apply to withdrawals from a Roth IRA that includes both amounts transferred, rolled over or converted from a Traditional IRA and annual contributions to the Roth IRA; for that reason, it may be advisable to establish separate Roth IRAs for amounts transferred, rolled over, or converted and annual contributions.

         (c)  Required   Distributions  Upon  Death.  If  the  required  minimum
distribution rules described in Part II, Section 4(a) of this Disclosure Statement apply to your beneficiary and if the amount distributed in during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed.

         (d) Prohibited Transactions. If you or the beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA), the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includable in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2 or it is within five years of your first contribution to the Roth IRA, or within five years of a rollover, transfer or conversion from a Traditional IRA, you may also be subject to the 10% penalty tax on early distributions. If you pledge your Roth IRA, or your benefits under the contract, as a security for a loan, the portion pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.

PART III:  OTHER INFORMATION

         1.   Federal Estate and Gift Taxes

         Any amount distributed from your IRA or Roth IRA upon your death may be subject to federal estate taxes, although certain credits and deductions may be available. The exercise or non-exercise of an option to pay an annuity to your beneficiary at or after your death will not be considered a transfer for gift tax purposes under Code Section 2517.

         2.   Tax Reporting

         You need not file IRS Form 5329 with your income tax return unless during the taxable year there is an excess contribution to, an early distribution from, or insufficient minimum required distributions from your IRA or Roth IRA. You must report contributions to, and distributions from your IRA and Roth IRA (including the year end aggregate account balance of all IRAs and Roth IRA) on your federal income tax return for the year. For a Traditional IRA, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible.

         3.   Vesting

Your interest in your IRA and Roth IRA must be non-forfeitable at all times.

         4.   Exclusive Benefit

         Your interest in your IRA and Roth IRA is for the exclusive benefit of you and your beneficiaries.

         5.  Publication 590

         Additional information about your IRA or Roth IRA can be obtained from any district office of the IRS and by calling 1-800-TAX-FORM for a free copy of Publication 590, Individual Retirement Arrangements.

Please  forward   (without  charge)  a  copy  of  the  Statement  of  Additional
Information concerning the Transamerica Seriessm - Transamerica Catalystsm Variable Annuity issued by Transamerica Life Insurance and Annuity Company to:

               (Please print or type and fill in all information)


         -----------------------------------------------------------
         Name

         -----------------------------------------------------------
         Address

         -----------------------------------------------------------
         City/State/Zip

         -----------------------------------------------------------


         Date: ________________________              Signed: _______

Return to Transamerica Life Insurance and Annuity Company, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202.

                             TRANSAMERICA SERIES sm
                    TRANSAMERICA CATALYST sm VARIABLE ANNUITY

                    Contract Form 4-703 Certificate Form 313

            Issued by Transamerica Life Insurance and Annuity Company
       401 North Tryon Street, Suite 700, Charlotte, North Carolina, 28202

VIM 135-598

6

                                     PROFILE
                                                      of the
                     TRANSAMERICA CLASSICsm VARIABLE ANNUITY
                                    Issued by
                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                                   May 1, 1998

         This Profile is a summary of some of the more important points that you should know and consider before purchasing the contract. The contract is more fully described in the full prospectus that accompanies this Profile. Please read the prospectus carefully.

1. The Contract. The Transamerica Classicsm Variable Annuity is a contract between you and Transamerica Life Insurance and Annuity Company that allows you to invest your purchase payments in your choice of 17 mutual funds portfolios ("portfolios") in the Variable Account and two general account options. The portfolios are professionally managed and you can gain or lose money invested in a portfolio, but you could also earn more than investing in the general account options. Transamerica guarantees the safety of money invested in the general account options. Certain portfolios and general account options may not be available in all states.

The contract is a deferred annuity and it has two phases: the accumulation phase, and the annuitization phase. During the accumulation phase, you can make additional payments on your contract, transfer money among the investment options, and withdraw some or all of your investment. During this phase, your earnings accumulated on a tax-deferred basis for individuals, but some or all of any money you withdraw may be taxable. Tax deferral is not available for non-qualified contracts owned by corporations and some trusts.

         During the annuity phase, Transamerica will make periodic payments to you. The dollar amount of the payments may depend on the amount of money invested and earned during the accumulation phase and on other factors, such as the annuitants' age and sex.

2. Annuity Payments. You can generally decide when to end the accumulation phase and begin receiving annuity payments from Transamerica. You may choose fixed payments, where the dollar amount of each payment generally remains the same, or variable payments, where the dollar amount of each payment may increase or decreased based on the investment performance of the portfolios you select. You can choose among payments for the lifetime of an individual, or payments for the longer of one lifetime or a guaranteed period of 10, 15 or 20 years, or payments for one lifetime and the lifetime of another individual.

3. Purchasing a Contract. Generally you must invest at least $5,000 ($2,000 for IRAs) to purchase a contract. You can make additional payments of at least $1,000 each ($100 each if made under an automatic payment plan deducted from your bank account). You may cancel your contract during the free look period (see item 10 below).

         The Transamerica Classic Variable Annuity is designed for long-term tax-deferred accumulation of assets, generally for retirement and other long-term goals. Individuals in high tax brackets get the most benefit from the tax deferral feature. You should not invest in the contract for short-term purposes or if you cannot take the risk of losing some of your investment.

4. Investment Options. VARIABLE ACCOUNT: You can invest in any of the following 17 portfolios:

Alger American Income & Growth              MFS VIT Research
Alliance VPF Growth & Income                  Morgan Stanley UF Fixed Income
Alliance VPF Premier Growth                 Morgan Stanley UF High Yield
Dreyfus VIF Capital Appreciation         Morgan Stanley UF International Magnum
Dreyfus VIF Small Cap                       OCC Accumulation Trust Managed
Janus Aspen Balanced                        OCC Accumulation Trust Small Cap
Janus Aspen Worldwide Growth                Transamerica VIF Growth Portfolio
MFS VIT Emerging Growth                     Transamerica VIF Money Market
MFS VIT Growth with Income

         You can earn or lose money in any of these portfolios. These portfolios are described in their own prospectuses. All portfolios may not be available in all states.

         GENERAL ACCOUNT: You can also allocate payments to the general account options, where Transamerica guarantees the principal invested plus an annual interest rate of at least 3%. The general account options include a fixed account and guarantee period options.

5. Expenses. Transamerica makes certain charges and deductions in order to provide the benefits and features available under the contract:

          If you withdraw your money within seven years of investing it, there may be a withdrawal charge of up to 6% of the amount invested.

          Transamerica deducts an annual account fee of no more than $30 (the fee is waived for account values over $50,000).

          Transamerica deducts insurance and administrative charges of 1.35% per year from your average daily value in the variable account.

          If you elect the Living Benefits Rider (or Waiver of CDSL Rider), Transamerica will deduct a monthly fee equal to 1/12 of 0.05% of the account value.

          The first 18 transfers each year are free (then Transamerica will deduct a $10 fee for each additional transfer).

          Advisory fees are also deducted by the portfolios' manager, and the portfolios pay other expenses which, in total, range from 0.60% to 1.15% of the amounts in the portfolios.

          There  might  be  premium  tax  charges  ranging  from 0 to 5% of your
         investment   and/or  amounts  you  use  to  purchase  annuity  benefits
         (depending on your state's law).

         The following chart shows these charges (not including the optional Living Benefits Rider fee, any transfer fees or premium taxes). The $30 annual account fee is included in the first column as a charge of 0.075%. The third column is the sum of the first two columns. The examples in the last two columns show the total amounts you would be charged if you invested $1,000, the investment grew 5% each year, and you withdrew your entire investment after one year or 10 years. Year one includes the withdrawal charge and year 10 does not.


                                                     ---------------------------------------------------------------------
                                                                                                     Total       Total
                                                          Annual         Annual         Total      Expenses    Expenses
                                                        Insurance       Portfolio      Annual      at End of   at End of
Sub-Accounts                                             Charges         Charges       Charges      1 Year     10 Years
                                                     ---------------------------------------------------------------------
-----------------------------------------------------
Alger American Income & Growth                            1.425%          0.74%         2.165       $72.96      $249.81
Alliance VPF Growth & Income                              1.425%          0.72%         2.145       $72.76      $247.75
Alliance VPF Premier Growth                               1.425%          0.95%         2.375       $75.06      $271.12
Dreyfus VIF Capital Appreciation Growth                   1.425%          0.80%         2.225       $73.56      $255.95
Dreyfus VIF Small Cap                                     1.425%          0.78%         2.205       $73.36      $253.90
Janus Aspen Balanced                                      1.425%          0.83%         2.255       $73.86      $259.00
Janus Aspen Worldwide Growth                              1.425%          0.74%         2.165       $72.96      $249.81
MFS Emerging Growth                                       1.425%          0.87%         2.295       $74.26      $263.06
MFS Growth & Income                                       1.425%          1.00%         2.425       $75.56      $276.13
MFS Research                                              1.425%         0.88 %         2.305       $74.36      $264.07
Morgan Stanley UF Fixed Income                            1.425%          0.70%         2.125       $72.56      $245.69
Morgan Stanley UF High Yield                              1.425%          0.80%         2.225       $73.56      $255.95
Morgan Stanley UF International Magnum                    1.425%          1.15%         2.575       $77.06      $290.98
OCC Accumulation Trust Managed                            1.425%          0.87%         2.295       $74.23      $259.34
OCC Accumulation Trust Small Cap                          1.425%          0.97%         2.395       $75.24      $270.64
Transamerica VIF Growth                                   1.425%          0.85%         2.275       $74.06      $261.03
Transamerica VIF Money Market                             1.425%          0.60%         2.025       $71.55      $235.33
--------------------------------------------------------------------------------------------------------------------------

         The Annual Portfolio Charges above are for the year ended December 31, 1997 (except for Transamerica VIF Money Market Portfolios) and do not reflect expense reimbursements or fee waivers. The figures for Transamerica VIF Money Market Portfolios are estimates for the year 1998, its first year of operation. Expenses may be higher or lower in the future. See the "Variable Account Fee Table" in the Transamerica Classic Variable Annuity prospectus for more detailed information.

6. Federal Income Taxes. Individuals generally are not taxed on increases in the contract value until a distribution occurs (e.g., a withdrawal or annuity payment) or is deemed to occur (e.g., a pledge, loan, or assignment of the contract). If you withdraw money, earnings come out first and are taxed. Generally, some portions (sometimes all) of any distribution or deemed distribution is taxable as ordinary income. In some cases, income taxes will be withheld from distributions. If you are under age 59 1/2 when you withdraw money, an additional 10% federal tax penalty may apply on the withdrawn earnings. Certain owners of non-qualified contracts that are not individuals may be currently taxed on increase in the contract value, whether distributed or not. Qualified contracts are subject to special income tax rules depending on the plan or arrangement.

7. Access to Your Money. You can generally take money our at any time during the accumulation phase. Transamerica may assess a withdrawal charge of up to 6% of a purchase payment, but no withdrawal charge will be assessed on money that has been in the contract for seven years. In certain cases, if you elect the Living Benefits Rider when you purchase the contract, the withdrawal change may be waived if you are in a hospital or nursing home for a long period or, in some states, if you are diagnosed with a terminal illness, or if you are receiving medically required in-home care. Subject to certain conditions, each contract year you may withdraw up to 15% of purchase payments received less than seven years ago, without incurring a withdrawal charge. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited.

         You may have to pay income taxes on amounts you withdraw and there may also be a 10% tax penalty if you make withdrawals before you are 59 1/2 years old.

         If you withdraw money from a guarantee period prematurely, you may forfeit some of the interest that you earned, but you will always receive the principal you invested plus 3% interest.

8. Past Investment Performance. The value of the money you allocated to the portfolios will go up or down, depending on the investment performance of the portfolios you select. The following chart shows the adjusted past investment performance on a year-by-year basis for each portfolio. These figures have already been reduced by the insurance charges, the account fee, the advisory fee and all the expenses of the portfolios. These figures do not include the withdrawal charge, the fee for the optional Living Benefits Rider, any transfer fees or premium taxes, which would reduce performance if applied. Past performance is no guarantee of future performance or earnings.

CALENDAR YEAR

                                                   ------------------------------------------------------------------------
SUB-ACCOUNT                                              1997            1996           1995          1994        1993
                                                   ------------------------------------------------------------------------
---------------------------------------------------
Alger American Income & Growth                          36.16%          18.40%         35.18%        -8.55%       9.43%
Alliance VPF Growth & Income                            28.25%          21.65%         35.31%        -1.09%      10.24%
Alliance VPF Premier Growth                             33.43%          19.63%         43.41%        -3.41%      11.16%
Dreyfus VIF Capital Appreciation Growth                 26.84%          22.76%         31.76%        1.52%         N/A
Dreyfus VIF Small Cap                                   17.21%          15.11%         29.06%        7.78%       67.23%
Janus Aspen Balanced                                    21.21%          14.55%         22.93%        -0.66%        N/A
Janus Aspen Worldwide Growth                            21.63%          26.40%         25.28%        -0.22%        N/A
MFS Emerging Growth                                     21.48%          15.49%           N/A          N/A          N/A
MFS Growth & Income                                     29.06%          21.67%           N/A          N/A          N/A
MFS Research                                            19.76%          20.50%           N/A          N/A          N/A
Morgan Stanley UF Fixed Income                          8.40%             N/A            N/A          N/A          N/A
Morgan Stanley UF High Yield                            11.94%            N/A            N/A          N/A          N/A
Morgan Stanley UF International Magnum                  2.35%             N/A            N/A          N/A          N/A
OCC Accumulation Trust Managed                          21.18%          20.45%         43.39%        1.71%        9.29%
OCC Accumulation Trust Small Cap                        21.50%          16.88%         15.08%        -1.43%      18.20%
Transamerica VIF Growth                                 50.31%          26.60%         52.98%        7.68%       21.70%
Transamerica VIF Money Market                            N/A              N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                   ------------------------------------------------------------------------
SUB-ACCOUNT                                              1992            1991           1990          1989        1988
                                                   ------------------------------------------------------------------------
---------------------------------------------------
Alger American Income & Growth                          7.12%           22.70%         -1.39%        5.91%         N/A
Alliance VPF Growth & Income                            6.42%             N/A            N/A          N/A          N/A
Alliance VPF Premier Growth                              N/A              N/A            N/A          N/A          N/A
Dreyfus VIF Capital Appreciation Growth                  N/A              N/A            N/A          N/A          N/A
Dreyfus VIF Small Cap                                   70.60%          156.10%          N/A          N/A          N/A
Janus Aspen Balanced                                     N/A              N/A            N/A          N/A          N/A
Janus Aspen Worldwide Growth                             N/A              N/A            N/A          N/A          N/A
MFS Emerging Growth                                      N/A              N/A            N/A          N/A          N/A
MFS Growth & Income                                      N/A              N/A            N/A          N/A          N/A
MFS Research                                             N/A              N/A            N/A          N/A          N/A
Morgan Stanley UF Fixed Income                           N/A              N/A            N/A          N/A          N/A
Morgan Stanley UF High Yield                             N/A              N/A            N/A          N/A          N/A
Morgan Stanley UF International Magnum                   N/A              N/A            N/A          N/A          N/A
OCC Accumulation Trust Managed                          17.38%          43.71%         -5.87%        31.08%        N/A
OCC Accumulation Trust Small Cap                        18.84%          46.61%         -11.17%       16.36%        N/A
Transamerica VIF Growth                                 13.55%          41.44%         -12.60%       32.90%      29.23%
Transamerica VIF Money Market                            N/A              N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------


9. Death Benefit. If you die during the accumulation phase, a death benefit will be paid to your beneficiary.

         If you die before you turn 85, the death benefit will be the greatest of three things: (1) the account value; (2) the sum of all purchase payments less withdrawals and applicable premium taxes; or (3) the highest account value on any contract anniversary prior to the earlier of the owner's (or joint owner's) 85th birthday, plus purchase payment made less withdrawals and applicable premium tax charges since that contract anniversary. If death occurs after your or your joint owner's 85th birthday, the death benefit is equal to the account value.

10. Other Information. The Transamerica Classic Variable Annuity offers other features you might be interest in. Some of these features are as follows:

         Free Look. After you get your contract, you have ten days to look it over and decide if it is really right for you (this period may be longer in certain states). If you decide not to keep the contract, you can cancel it during this period by delivering a written notice of cancellation and returning the contract to the Service Center at the address listed in item 11 below. Unless otherwise required by law, Transamerica will refund the purchase payments allocated to any general account option (less any withdrawals) plus the value in the Variable Account as of the date the written notice and the contract are received by the Service Center.

         Telephone Transfers. You can generally arrange to transfer money between the investments in your contract by telephone.

         Dollar Cost Averaging. You can instruct Transamerica to automatically transfer money from either the money market sub-account or the fixed account to any of the other variable sub-accounts each month. This is intended to give you a lower average cost per share or unit than a single one time investment.

         Automatic Rebalancing Option. The performance of each sub-account may cause the allocation of value among the sub-accounts to change. You may instruct Transamerica to periodically automatically rebalance the amounts in the sub-accounts by reallocating amounts among them.

         Systematic Withdrawal Option. You can arrange to have Transamerica send you money automatically each month out of your contract during the accumulation phase. There are limits on the amounts, and the payments may be taxable, and, prior to age 59 1/2, subject to the penalty tax. If the total withdrawals (including systematic withdrawals) made in a contract year exceed the allowed amount to be withdrawn without a charge for that year, any applicable withdrawal charge will then apply.

         Automatic Payout Option. For qualified contracts, certain pension and retirement plans require that certain amounts be distributed from the plan at certain ages. You can arrange to have such amounts distributed automatically during the accumulation phase.

         These features may not be available in all state and may not be suitable for your particular situation.

11. Inquiries. If you need further information or have any questions about the contract, please write or call:

                       Transamerica Annuity Service Center
                        401 North Tryon Street, Suite 700
                         Charlotte, North Carolina 28202
                                  800-420-7749